PROSPECTUS
May 1, 2018, as amended on May 14, 2018
SunAmerica Series Trust
(Class 1, Class 2 and Class 3 Shares)
SA AB Growth Portfolio
SA AB Small & Mid Cap Value Portfolio (formerly, Small & Mid Cap Value Portfolio)
SA BlackRock VCP Global Multi Asset Portfolio
SA Boston Company Capital Growth Portfolio (formerly, Capital Growth Portfolio)
SA Columbia Technology Portfolio (formerly, Technology Portfolio)
SA DFA Ultra Short Bond Portfolio (formerly, Ultra Short Bond Portfolio)
SA Dogs of Wall Street Portfolio ( formerly, “Dogs” of Wall Street Portfolio)
SA Emerging Markets Equity Index Portfolio
SA Federated Corporate Bond Portfolio (formerly, Corporate Bond Portfolio)
SA Fidelity Institutional AMSM Real Estate Portfolio (formerly, Real Estate Portfolio)
SA Fixed Income Index Portfolio
SA Fixed Income Intermediate Index Portfolio
SA Franklin Small Company Value Portfolio (formerly, Small Company Value Portfolio)
SA Global Index Allocation 60/40 Portfolio
SA Global Index Allocation 75/25 Portfolio
SA Global Index Allocation 90/10 Portfolio
SA Goldman Sachs Global Bond Portfolio (formerly, Global Bond Portfolio)
SA Goldman Sachs Multi-Asset Insights Portfolio
SA Index Allocation 60/40 Portfolio
SA Index Allocation 80/20 Portfolio
SA Index Allocation 90/10 Portfolio
SA International Index Portfolio
SA Invesco Growth Opportunities Portfolio (formerly, Growth Opportunities Portfolio)
SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
SA Janus Focused Growth Portfolio
SA JPMorgan Diversified Balanced Portfolio (formerly, Balanced Portfolio)
SA JPMorgan Emerging Markets Portfolio (formerly, Emerging Markets Portfolio)
SA JPMorgan Equity-Income Portfolio (formerly, Growth-Income Portfolio)
SA JPMorgan Global Equities Portfolio (formerly, Global Equities Portfolio)
SA JPMorgan MFS Core Bond Portfolio
SA JPMorgan Mid-Cap Growth Portfolio (formerly, Mid-Cap Growth Portfolio)
SA Large Cap Growth Index Portfolio
SA Large Cap Index Portfolio
SA Large Cap Value Index Portfolio
SA Legg Mason BW Large Cap Value Portfolio
SA Legg Mason Tactical Opportunities Portfolio
SA MFS Blue Chip Growth Portfolio (formerly, Blue Chip Growth Portfolio)
SA MFS Massachusetts Investors Trust Portfolio
SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
SA MFS Total Return Portfolio
SA Mid Cap Index Portfolio
SA Morgan Stanley International Equities Portfolio (formerly, International Diversified Equities Portfolio)
SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio)
SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
SA PineBridge High-Yield Bond Portfolio (formerly, High-Yield Bond Portfolio)
SA Putnam International Growth and Income Portfolio (formerly, International Growth and Income Portfolio)
SA Schroders VCP Global Allocation Portfolio
SA Small Cap Index Portfolio
SA T. Rowe Price Asset Allocation Growth Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA Templeton Foreign Value Portfolio (formerly, Foreign Value Portfolio)
SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
SA VCP Index Allocation Portfolio
SA WellsCap Aggressive Growth Portfolio (formerly, Aggressive Growth Portfolio)
SA WellsCap Fundamental Growth Portfolio (formerly, Fundamental Growth Portfolio)
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Portfolio Summary: SA AB Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.62%	0.62%	0.62%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.65%	0.80%	0.90%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$66	$208	$362	$ 810
Class 2 Shares	82	255	444	990
Class 3 Shares	92	287	498	1,108
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities.
The subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process.
The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a

Portfolio Summary: SA AB Growth Portfolio
bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.07% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 2.18%.

Portfolio Summary: SA AB Growth Portfolio
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	31.99%	18.82%	9.54%
Class 2 Shares	31.82%	18.65%	9.37%
Class 3 Shares	31.68%	18.53%	9.26%
Russell 1000® Growth Index	30.21%	17.33%	10.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by AllianceBernstein L.P.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Frank V. Caruso, CFA Chief Investment Officer – US Growth Equities	2012
John H. Fogarty, CFA Portfolio Manager – US Mid Cap Fundamental Growth, US Growth Equities, US Growth & Income and US Large Cap Growth	2012
Vinay Thaper, CFA Senior Vice President	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA AB Small & Mid Cap Value Portfolio (formerly, Small & Mid Cap Value Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.92%	0.92%	0.92%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.95%	1.10%	1.20%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 97	$303	$525	$1,166
Class 2 Shares	112	350	606	1,340
Class 3 Shares	122	381	660	1,455
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
The subadviser uses proprietary quantitative research tools that balance valuation against quality factors and fundamental research insights to identify the most attractive stocks in the small- and mid-capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock’s expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns.
The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain

Portfolio Summary: SA AB Small & Mid Cap Value Portfolio (formerly, Small & Mid Cap Value Portfolio)
reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2500® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.11% (quarter

Portfolio Summary: SA AB Small & Mid Cap Value Portfolio (formerly, Small & Mid Cap Value Portfolio)
ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -2.54%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Since Inception (1-23-12)
Class 1 Shares	13.06%	14.87%	N/A	14.34%
Class 2 Shares	12.89%	14.71%	9.63%	N/A
Class 3 Shares	12.77%	14.59%	9.52%	N/A
Russell 2500® Value Index	10.36%	13.27%	8.82%	13.40%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by AllianceBernstein L.P.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
James MacGregor Chief Investment Officer – Small- and Mid-Cap Value Equities	2005
Shri Singhvi Director of Research – Small- and Mid-Cap Value Equities	2014
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.86%	0.86%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements[1]	0.91%	1.16%
Fee Waivers and/or Expense Reimbursements[1]	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.91%	1.16%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.91% and 1.16% of the average daily net assets of the Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 93	$290	$504	$1,120
Class 3 Shares	118	368	638	1,409
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 160% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal by tactically allocating its assets to various equity and fixed income asset classes. The Portfolio obtains broad exposure to these asset classes by investing in equity and fixed income securities and derivatives that provide exposure to equity and fixed income securities. The Portfolio invests in, or obtains exposure to, equity and fixed income securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers. The Portfolio normally invests in, or obtains exposure to, investments in a number of different countries around the world. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.
Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure, although the Portfolio’s equity exposure may range from approximately 10%-70% of its net assets and its fixed income exposure may range from approximately 10%-90% of its net assets. These ranges reflect the approximate range of overall net equity and fixed income exposure after application of the volatility control process described below. The subadviser uses fundamental and macroeconomic research to determine asset class weights in the Portfolio.

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization; however, the Portfolio’s investments in small- and mid-capitalization companies will be limited to 20% of its net assets. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio will limit its investments in foreign equity securities to 35% of its net assets.
The Portfolio’s fixed income exposure will, to a significant extent, be obtained through investment in, or exposure to, U.S. Treasury obligations. The Portfolio may also invest in or obtain exposure to, other fixed income securities, including other U.S. Government securities, foreign sovereign debt instruments, corporate debt instruments, municipal securities and zero coupon bonds. The foreign fixed income securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged.
In selecting equity investments, the subadviser evaluates the attractiveness of countries and sectors, as well as average market capitalization. The subadviser will assess each investment’s changing characteristics relative to its contribution to portfolio risk within that discipline and will sell the investment when it no longer offers an appropriate return-to-risk trade-off. In selecting fixed income investments, the subadviser evaluates sectors of the bond market and may shift the Portfolio’s assets among the various sectors based upon changing market conditions.
The Portfolio may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Portfolio may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of foreign currencies.
The Portfolio incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed an annual level of 10%. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns over time without regard to the direction of those changes. To implement this volatility management strategy, the subadviser may adjust the composition of the Portfolio’s riskier assets such as equity and below investment grade fixed income securities (also known as “junk bonds”), which are considered speculative, and/or may allocate assets away from riskier assets into cash or short-term fixed income securities. As part of its attempt to manage the Portfolio’s volatility exposure, during certain periods the Portfolio may make significant investments in equity index and fixed income futures or other derivative instruments designed to reduce the Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.
Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target maximum annual level.
The Portfolio’s target maximum annual volatility level of 10% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified target range. It is possible for the Portfolio to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)” and the “Glossary” under “Risk Terminology” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. These risks include those associated with direct investments in securities and in the securities underlying the derivatives in which the Portfolio may invest.

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Credit Risk. The risk that an issuer will default on interest or principal payments. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The Portfolio may be exposed to emerging market risks directly (through investments in emerging market issuers) or indirectly (through certain futures contracts and other derivatives whose value is based on emerging market indices or securities).
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. The Portfolio is indirectly exposed to this risk through its investments in futures contracts and other derivatives. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option, futures contract or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. To the extent that the Portfolio invests in non-investment grade fixed income securities, it will be especially subject to the risk that during certain periods, the liquidity of particular issues or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events or adverse investor perceptions whether or not accurate. Derivatives may also be subject to illiquidity risk.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Leverage Risk. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and the adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Risks of Investing in Municipal Securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; these securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Portfolio’s volatility will be below its target maximum level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target maximum annual volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Zero Coupon Bond Risk. “Zero coupon” bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. In addition to the risks associated with bonds, since zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities. Zero coupon bonds may also be subject to greater interest rate risk and credit risk that other fixed income instruments.

Portfolio Summary: SA BlackRock VCP Global Multi Asset Portfolio
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the MSCI EAFE Index (net), the Bloomberg Barclays U.S. 7-10 Year Treasury Index, and a blended index. The blended index consists of 27.5% S&P 500® Index, 27.5% MSCI EAFE Index (net) and 45% Bloomberg Barclays U.S. 7-10 Year Treasury Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 1-year period shown in the bar chart, the highest return for a quarter was 3.64% (quarter ended March 31, 2017) and the lowest return for a quarter was 2.33% (quarter ended
September 30, 2017). The year-to-date calendar return as of March 31, 2018 was -0.86%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	Since Inception (9-26-16)	Since Inception (1-25-16)
Class 1 Shares	12.23%	8.48%	N/A
Class 3 Shares	12.09%	N/A	8.91%
MSCI EAFE® Index (net)	25.03%	18.00%	18.18%
S&P 500® Index	21.83%	20.61%	21.62%
Blended Index	13.64%	9.11%	11.02%
Bloomberg Barclays U.S. 7-10 Year Treasury Index	2.55%	-2.40%	0.77%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by BlackRock Investment Management, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Philip J. Green Managing Director	2016
Michael Pensky Director	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Boston Company Capital Growth Portfolio (formerly, Capital Growth Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.84%	0.84%	0.84%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.88%	1.03%	1.13%
Fee Waivers and/or Expense Reimbursements[1]	-0.11%	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.77%	0.92%	1.02%
[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 0.73% of average daily net assets. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 79	$270	$477	$1,074
Class 2 Shares	94	317	558	1,249
Class 3 Shares	104	348	612	1,365
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio invests in the following types of equity securities of U.S. issuers: common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.
The subadviser seeks to identify growth opportunities for the Portfolio. The subadviser looks for sectors and companies that it believes will outperform the overall market. The subadviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs. The subadviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.
The Portfolio may invest in the securities of issuers of any market capitalization.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.

Portfolio Summary: SA Boston Company Capital Growth Portfolio (formerly, Capital Growth Portfolio)
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Portfolio.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
BNY Mellon Asset Management North America Corporation (“BNY Mellon Asset Management”) assumed subadvisory duties of the Portfolio on May 1, 2014. Prior to May 1, 2014, OppenheimerFunds, Inc. served as subadviser. Prior to May 1,

Portfolio Summary: SA Boston Company Capital Growth Portfolio (formerly, Capital Growth Portfolio)
2007, Goldman Sachs Asset Management, L.P. served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.85% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.48% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 1.36%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	23.82%	13.42%	6.14%
Class 2 Shares	23.60%	13.25%	5.98%
Class 3 Shares	23.45%	13.13%	5.88%
Russell 1000® Growth Index	30.21%	17.33%	10.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by BNY Mellon Asset Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Elizabeth Slover Senior Managing Director of Global Research	2014
Davis Sealy Director, Senior Research Analyst	2014
Barry Mills Director, Senior Research Analyst	2014
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Columbia Technology Portfolio (formerly, Technology Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.14%	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.14%	1.30%	1.40%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$116	$362	$628	$1,386
Class 2 Shares	132	412	713	1,568
Class 3 Shares	143	443	766	1,680
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide. The Portfolio will invest principally in common stocks of companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.
The companies in which the Portfolio invests include those that the subadviser expects will generate a majority of their revenues from the development, advancement, use or sale of technology or technology-related products, processes or services. The Portfolio may invest in companies operating in any industry, including but not limited to the biotechnology, cable and network broadcasting, information technology, communications, computer hardware, computer services and software, consumer electronics, defense, medical technology, environmental, health care, pharmaceutical, semiconductor, and technology services industries, including the internet. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts. The Portfolio may also invest in foreign securities, including the securities of issuers located in emerging markets, as well as securities denominated in currencies other than the U.S. dollar, depositary receipts, convertible securities, preferred stock, rights, warrants and investment-grade and comparable debt securities.
The subadviser seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The subadviser uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the subadviser uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology and technology-related sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the subadviser looks for companies that it believes display one or more of the following:
•	Above-average growth prospects;
•	High profit margins;
•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);
•	Quality management and equity ownership by executives;
•	Unique competitive advantages (e.g., market share, proprietary products); or

Portfolio Summary: SA Columbia Technology Portfolio (formerly, Technology Portfolio)
•	Potential for improvement in overall operations.
In evaluating whether to sell a security, the subadviser considers, among other factors, whether in its view:
•	Its target price has been reached;
•	Its earnings are disappointing;
•	Its revenue growth has slowed;
•	Its underlying fundamentals have deteriorated; or
•	If the subadviser believes that negative country or regional factors may affect a company’s outlook.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Technology Company Risk. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio’s returns may be considerably more volatile than those of a fund that does not invest in technology companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

Portfolio Summary: SA Columbia Technology Portfolio (formerly, Technology Portfolio)
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Depositary Receipts Risk. . Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI World Information Technology Index and Nasdaq Composite Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2010, Columbia Management Investment Advisers, LLC (“Columbia”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2010, BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.22% (quarter ended March 31, 2012)

Portfolio Summary: SA Columbia Technology Portfolio (formerly, Technology Portfolio)
and the lowest return for a quarter was -28.51% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 5.83%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	35.15%	22.29%	9.44%
Class 2 Shares	35.10%	22.08%	9.26%
Class 3 Shares	34.86%	21.95%	9.16%
MSCI World Information Technology Index	38.23%	19.25%	9.67%
Nasdaq Composite Index	29.71%	19.49%	11.36%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Columbia.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Paul H. Wick Lead Manager	2010
Shekhar Pramanick Co-manager	2015
Sanjay Devgan Technology Team Member	2015
Jeetil Patel Technology Team Member	2015
Christopher Boova Technology Team Member	2016
Vimal Patel Technology Team Member	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA DFA Ultra Short Bond Portfolio (formerly, Ultra Short Bond Portfolio)
Investment Goal

The Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.45%	0.45%	0.45%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.50%	0.65%	0.75%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$51	$160	$280	$628
Class 2 Shares	66	208	362	810
Class 3 Shares	77	240	417	930
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in bonds. For purposes of this policy, bonds include all fixed income securities other than preferred stock. The Portfolio invests primarily in U.S. Government securities, U.S. dollar-denominated foreign securities, foreign sovereign debt instruments, bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, corporate debt instruments, commercial paper, repurchase agreements and supranational debt. The Portfolio will invest only in fixed income securities that are investment grade at the time of purchase. Under normal circumstances, the Portfolio maintains a dollar-weighted average effective maturity of one year or less.
The subadviser seeks to manage the Portfolio with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. The subadviser believes that credit risk premiums are available largely through investment in commercial paper and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.
The subadviser may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the subadviser believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Portfolio Summary: SA DFA Ultra Short Bond Portfolio (formerly, Ultra Short Bond Portfolio)
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of the Portfolio to decline.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Risk of Investing in Money Market Securities. An investment in the Portfolio is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the ICE BofA Merrill Lynch 6-Month US Treasury Bill Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is

Portfolio Summary: SA DFA Ultra Short Bond Portfolio (formerly, Ultra Short Bond Portfolio)
not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2016, Dimensional Fund Advisors LP (“DFA”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2016, the Portfolio was managed by SunAmerica. Prior to April 15, 2016, BofA Advisors, LLC served as subadviser.
Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 0.45% (quarter ended March 31, 2008) and the lowest return for a quarter was -0.09% (quarter ended December 31, 2016). The year-to-date calendar return as of March 31, 2018 was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	0.70%	-0.03%	0.03%
Class 2 Shares	0.51%	-0.18%	-0.12%
Class 3 Shares	0.42%	-0.28%	-0.22%
ICE BofA Merrill Lynch 6-Month US Treasury Bill Index	0.95%	0.43%	0.71%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by DFA.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
David A. Plecha, CFA Senior Portfolio Manager and Vice President	2016
Joseph F. Kolerich Senior Portfolio Manager and Vice President	2016
Pamela B. Noble, CFA Portfolio Manager and Vice President	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Dogs of Wall Street Portfolio (formerly, “Dogs” of Wall Street Portfolio)
Investment Goal

The Portfolio’s investment goal is total return (including capital appreciation and current income).
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.60%	0.60%	0.60%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.64%	0.79%	0.89%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$65	$205	$357	$ 798
Class 2 Shares	81	252	439	978
Class 3 Shares	91	284	493	1,096
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing in thirty high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.
The Portfolio employs a “buy and hold” strategy that quarterly selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average (“DJIA”) and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of each quarter, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.
The first 10 stocks represent the 10 highest yielding common stocks in the DJIA. This is popularly known as the “Dogs of the Dow” theory and was popularized in the early 1990’s. The strategy seeks to capitalize on relative undervaluation as defined by dividend yield. In an attempt to minimize volatility and maximize performance, the adviser has expanded the strategy by 20 stocks to create the Portfolio.
Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio’s stock selection criteria.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock

Portfolio Summary: SA Dogs of Wall Street Portfolio (formerly, “Dogs” of Wall Street Portfolio)
prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Disciplined Strategy Risk. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.
Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.29% (quarter ended September 30, 2009) and the lowest return for a quarter was -19.91% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -3.72%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	18.79%	16.70%	11.07%
Class 2 Shares	18.65%	16.52%	10.90%
Class 3 Shares	18.54%	16.39%	10.80%
S&P 500® Index	21.83%	15.79%	8.50%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Pettee Lead Portfolio Manager	2013
Andrew Sheridan Co-Portfolio Manager	2013
Timothy Campion Co-Portfolio Manager	2013
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Emerging Markets Equity Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the MSCI Emerging Markets Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.45%	0.45%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.83%	1.08%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.21%	-0.21%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.62%	0.87%
[1]	“Other Expenses” for Class 1 and Class 3 are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.58% and 0.83%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$63	$244
Class 3 Shares	89	323
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Markets Index (the “Index”). The Index includes a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the countries represented in the Index.
The Adviser seeks to achieve the Portfolio’s objective by investing in a sampling of stocks included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The Adviser may also invest the Portfolio’s assets in securities with economic characteristics that are comparable to the economic characteristics of securities included in the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process,

Portfolio Summary: SA Emerging Markets Equity Index Portfolio
and at least 80% of its net assets will be invested in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio may invest in exchange-traded funds (“ETFs”), including to gain exposure to certain local markets that may be closed, or that are expensive or difficult to trade in local shares. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Country Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single country or those few countries than if the Portfolio always maintained wide diversity among countries in which it invests.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.

Portfolio Summary: SA Emerging Markets Equity Index Portfolio
Management Risk. The Portfolio is subject to management risk. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2018
Jane Bayar Algieri Co-Portfolio Manager	2018
Andrew Sheridan Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Federated Corporate Bond Portfolio (formerly, Corporate Bond Portfolio)
Investment Goal

The Portfolio’s investment goal is high total return with only moderate price risk.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.52%	0.52%	0.52%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.54%	0.69%	0.79%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$55	$173	$302	$677
Class 2 Shares	70	221	384	859
Class 3 Shares	81	252	439	978
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 80% of its net assets in corporate bonds. For purposes of this policy, corporate bonds include any corporate fixed income security.
The subadviser seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the security type that the subadviser expects to offer the best balance between current income and risk. The subadviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Portfolio has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
The Portfolio invests primarily in investment grade fixed income securities, but may invest up to 35% of its assets in securities rated below investment grade, or “junk bonds,” including loan participations and assignments, which are rated below investment grade or are deemed by the subadviser to be below investment grade. Junk bonds are considered speculative. The Portfolio may also invest in foreign securities (up to 20% of net assets); and when-issued and delayed delivery transactions. The Portfolio may invest in illiquid securities (up to 15% of assets).
The Portfolio may use derivative contracts to implement elements of its investment strategy in an attempt to: manage duration of the Portfolio, gain exposure to certain indices, currencies and interest rates based on anticipated changes in the volatility of Portfolio assets, obtain premiums or realize gains from the trading of a derivative instrument, or hedge against potential losses in the Portfolio. Such derivatives may include: credit default swaps and CDX-swaps (up to 5% of total assets); and up to 10% of total assets for all other derivatives, including options, futures, interest rate futures, currency swaps, total return swaps, interest rate swaps, caps, floors and collars.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Portfolio Summary: SA Federated Corporate Bond Portfolio (formerly, Corporate Bond Portfolio)
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when the Portfolio is the buyer. Commodity Futures Trading Commission rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these rates have increased costs in connection with trading these instruments.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Leverage Risk. The Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the

Portfolio Summary: SA Federated Corporate Bond Portfolio (formerly, Corporate Bond Portfolio)
Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Loan Participations and Assignments Risk. The lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular assignments or participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Bloomberg Barclays U.S. Credit Index and a blended index. The blended index consists of 75% Bloomberg Barclays U.S. Credit Index and 25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 12.78% (quarter ended June 30, 2009) and the lowest return for a quarter was -4.92% (quarter ended September 30, 2008). The year-to-date calendar return as of March 31, 2018 was -2.00%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	6.64%	4.21%	6.92%
Class 2 Shares	6.47%	4.05%	6.76%
Class 3 Shares	6.36%	3.95%	6.65%
Blended Index	6.51%	3.89%	6.15%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index	7.50%	5.78%	8.09%
Bloomberg Barclays U.S. Credit Index	6.18%	3.24%	5.42%

Portfolio Summary: SA Federated Corporate Bond Portfolio (formerly, Corporate Bond Portfolio)
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Federated Investment Management Company.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Brian S. Ruffner Vice President, Senior Investment Analyst and Portfolio Manager	2009
Mark E. Durbiano Senior Vice President and Senior Portfolio Manager	1996
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Fidelity Institutional AMSM Real Estate Portfolio (formerly, Real Estate Portfolio)
Investment Goal

The Portfolio’s investment goal is total return through a combination of growth and income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.76%	0.76%	0.76%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.81%	0.96%	1.06%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 83	$259	$450	$1,002
Class 2 Shares	98	306	531	1,178
Class 3 Shares	108	337	585	1,294
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
The Portfolio’s subadviser believes that rigorous, bottom-up, fundamental research is the most effective manner in which to identify real estate companies with the potential for higher than average growth rates and strong balance sheets that can be purchased at reasonable prices. This bottom-up research is generated by a team of skilled analysts specifically dedicated to the U.S. real estate investment trust (“REIT”) sector. The subadviser’s investment philosophy is built upon the belief that security selection has a higher probability of repeatability and success in different market environments. Accurately forecasting companies’ future cash flow growth can help drive strong returns and benchmark outperformance. Additionally, identifying stocks that are dislocated from the market on relative fundamental and valuation bases can also help generate returns.
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Real Estate Industry Risk. The Portfolio is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt

Portfolio Summary: SA Fidelity Institutional AMSM Real Estate Portfolio (formerly, Real Estate Portfolio)
security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolio’s investments are, and likely will continue to be, interests in REITs. REITs may be leveraged, which increases risk.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.
Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The Portfolio’s benchmark is the FTSE NAREIT Equity REITs Index. The subadviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investible universe given that it includes all U.S. equity REITs.
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the FTSE NAREIT Equity REITs Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
FIAM LLC (“FIAM”) assumed subadvisory duties of the Portfolio on October 1, 2013. Prior to October 1, 2013, Davis Selected Advisers, L.P. d/b/a Davis Advisors served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 30.87% (quarter ended September 30, 2009) and the lowest return for a quarter was -39.62% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -7.76%.

Portfolio Summary: SA Fidelity Institutional AMSM Real Estate Portfolio (formerly, Real Estate Portfolio)
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	5.41%	8.17%	5.07%
Class 2 Shares	5.22%	8.00%	4.90%
Class 3 Shares	5.10%	7.90%	4.80%
FTSE NAREIT Equity REITs Index	5.23%	9.46%	7.44%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by FIAM.
Portfolio Manager
Name and Title	Portfolio Manager of the Portfolio Since
Samuel Wald, CFA Portfolio Manager	2013
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Fixed Income Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.30%	0.30%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.37%	0.62%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.03%	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.34%	0.59%
[1]	“Other Expenses” for Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.34% and 0.59%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$35	$116	$205	$465
Class 3 Shares	60	196	343	771
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year.
The Adviser may achieve the Portfolio’s objective by investing in a sampling of securities included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select securities which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., return variability, duration, maturity, credit rating and yield) closely approximate those of the Index. Securities not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to securities in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process, and at least 80% of its net assets will be invested in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except

Portfolio Summary: SA Fixed Income Index Portfolio
to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the securities included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Management Risk. The Portfolio is subject to management risk. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Portfolio Summary: SA Fixed Income Index Portfolio
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2017
Andrew Sheridan Co-Portfolio Manager	2017
Jane Bayar Algieri Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Fixed Income Intermediate Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.30%	0.30%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.38%	0.63%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.34%	0.59%
[1]	“Other Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.34% and 0.59%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$35	$118	$209	$477
Class 3 Shares	60	198	347	783
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds and investment-grade U.S. corporate bonds that have a remaining maturity of greater than one year and less than ten years.
SunAmerica seeks to achieve the Portfolio’s objective by investing in a sampling of securities included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select securities which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., return variability, duration, maturity, credit rating and yield) closely approximate those of the Index. Securities not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to securities in the Index. Under normal circumstances, all of the Portfolio’s investments will be selected through the optimization process, and at least 80% of its net assets will be invested in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except

Portfolio Summary: SA Fixed Income Intermediate Index Portfolio
to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio will generally not hold all of the securities included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, SunAmerica believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Redemption Risk. The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Portfolio’s net asset value per share to decline.
Management Risk. The Portfolio is subject to management risk. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions

Portfolio Summary: SA Fixed Income Intermediate Index Portfolio
or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2017
Andrew Sheridan Co-Portfolio Manager	2017
Jane Bayar Algieri Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Franklin Small Company Value Portfolio (formerly, Small Company Value Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.96%	0.96%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.00%	1.25%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$318	$552	$1,225
Class 3 Shares	127	397	686	1,511
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies. The equity securities in which the Portfolio may invest include common stocks, preferred stocks and convertible securities.
The Portfolio generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, the subadviser focuses on companies that have stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but have the potential for good long-term earnings prospects, in the subadviser’s opinion; and/or valuable intangibles not reflected in the stock price, such as franchises, distribution networks, or market share for particular products or services, underused or understated assets or cash, or patents or trademarks. The subadviser employs a bottom-up stock selection process and the subadviser invests in securities without regard to benchmark comparisons.
The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (“REITs”) (up to 15% of net assets).
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Portfolio Summary: SA Franklin Small Company Value Portfolio (formerly, Small Company Value Portfolio)
Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended. REITs may be leveraged, which increases risk.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA Franklin Small Company Value Portfolio (formerly, Small Company Value Portfolio)
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -28.31% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -1.90%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	9.82%	12.49%	8.58%
Class 3 Shares	9.55%	12.22%	8.31%
Russell 2000® Value Index	7.84%	13.01%	8.17%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Franklin Advisory Services, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Steven B. Raineri Vice President, Lead Portfolio Manager, and Research Analyst	2012
Christopher M. Meeker, CFA Portfolio Manager and Research Analyst	2015
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Global Index Allocation 60/40 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital and, secondarily, current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses	0.40%	0.40%
Total Annual Portfolio Operating Expenses	0.94%	1.19%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.36%	-0.36%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.58%	0.83%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$59	$264
Class 3 Shares	85	342
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 60% of its assets (with a range of 50% to 70%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Portfolios invest in, or obtain exposure to, equity or fixed income securities of U.S. or foreign corporate and governmental issuers. Certain Underlying Equity Portfolios invest in, or obtain exposure to, investments in a number of different countries around the world, which may include emerging markets (“Underlying International Portfolios”). Under normal circumstances, the Portfolio invests approximately half of its allocation to Underlying Equity Portfolios in Underlying International Portfolios. The Underlying Equity Portfolios include, among others, funds that invest in either domestic or international equity securities of small, medium and/or large capitalization companies and the

Portfolio Summary: SA Global Index Allocation 60/40 Portfolio
Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will be limited to index funds, which are passively managed to track the performance of designated indices. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio.
The following chart sets forth the Portfolio’s projected initial target allocations to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	60%
SA Large Cap Index Portfolio	23%
SA Mid Cap Index Portfolio	5%
SA Small Cap Index Portfolio	2%
SA International Index Portfolio	27%
SA Emerging Markets Equity Index Portfolio	3%
Fixed Income	40%
SA Fixed income Index Portfolio	20%
SA Fixed income Intermediate Index Portfolio	20%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the

Portfolio Summary: SA Global Index Allocation 60/40 Portfolio
potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Underlying Portfolios face a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, the Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2018
Manisha Singh, CFA Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Global Index Allocation 75/25 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital and, secondarily, current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.42%	0.42%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.16%	-0.16%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.60%	0.85%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30,2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$61	$227
Class 3 Shares	87	306
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 75% of its assets (with a range of 65% to 85%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Portfolios invest in, or obtain exposure to, equity or fixed income securities of U.S. or foreign corporate and governmental issuers. Certain Underlying Equity Portfolios invest in, or obtain exposure to, investments in a number of different countries around the world, which may include emerging markets (“Underlying International Portfolios”). Under normal circumstances, the Portfolio invests approximately half of its allocation to Underlying Equity Portfolios in Underlying International Portfolios. The Underlying Equity Portfolios include, among others, funds that invest in either domestic or international equity securities of small, medium and/or large capitalization companies and the

Portfolio Summary: SA Global Index Allocation 75/25 Portfolio
Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will be limited to index funds, which are passively managed to track the performance of designated indices. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio.
The following chart sets forth the Portfolio’s projected initial target allocations to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	75%
SA Large Cap Index Portfolio	28%
SA Mid Cap Index Portfolio	6%
SA Small Cap Index Portfolio	4%
SA International Index Portfolio	32%
SA Emerging Markets Equity Index Portfolio	5%
Fixed Income	25%
SA Fixed income Index Portfolio	12.5%
SA Fixed Income International Portfolio	12.5%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy discussed above. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the

Portfolio Summary: SA Global Index Allocation 75/25 Portfolio
potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Underlying Portfolios face a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, the Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2018
Manisha Singh, CFA Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Global Index Allocation 90/10 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Portfolio Operating Expenses	0.78%	1.03%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.16%	-0.16%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.62%	0.87%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitation and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$63	$233
Class 3 Shares	89	312
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 90% of its assets (with a range of 80% to 100%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Portfolios invest in, or obtain exposure to, equity or fixed income securities of U.S. or foreign corporate and governmental issuers. Certain Underlying Equity Portfolios invest in, or obtain exposure to, investments in a number of different countries around the world, which may include emerging markets (“Underlying International Portfolios”). Under normal circumstances, the Portfolio invests approximately half of its allocation to Underlying Equity Portfolios in Underlying International Portfolios. The Underlying Equity Portfolios include, among others, funds that invest in either domestic or international equity securities of

Portfolio Summary: SA Global Index Allocation 90/10 Portfolio
small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will be limited to index funds, which are passively managed to track the performance of designated indices. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio.
The following chart sets forth the Portfolio’s projected initial target allocations to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	90%
SA Large Cap Index Portfolio	32%
SA Mid Cap Index Portfolio	8%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	40%
SA Emerging Markets Equity Index Portfolio	5%
Fixed Income	10%
SA Fixed income Index Portfolio	5%
SA Fixed Income International Portfolio	5%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy discussed above. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the

Portfolio Summary: SA Global Index Allocation 90/10 Portfolio
potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Underlying Portfolios face a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, the Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2018
Manisha Singh, CFA Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Goldman Sachs Global Bond Portfolio (formerly, Global Bond Portfolio)
Investment Goal

The Portfolio’s investment goal is high total return, emphasizing current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.61%	0.61%	0.61%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.71%	0.86%	0.96%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$73	$227	$395	$ 883
Class 2 Shares	88	274	477	1,061
Class 3 Shares	98	306	531	1,178
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers in emerging markets. Fixed income securities in which the Portfolio may invest include U.S. and non-U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities.
The Portfolio also may invest in hybrid instruments, inverse floaters, short-term investments, pass through securities, currency transactions and deferred interest bonds.
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors.
The subadviser may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Portfolio Summary: SA Goldman Sachs Global Bond Portfolio (formerly, Global Bond Portfolio)
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and
U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Non-Hedging Foreign Currency Trading Risk. The Portfolio may engage in forward foreign currency transactions for speculative purposes. The Portfolio may purchase or sell foreign

Portfolio Summary: SA Goldman Sachs Global Bond Portfolio (formerly, Global Bond Portfolio)
currencies through the use of forward contracts based on the subadviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser’s expectations may produce significant losses for the Portfolio. Some of the transactions may also be subject to interest rate risk.
Inverse Floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Portfolio’s 15% limitation on investments in such securities.
Country Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single country or those few countries than if the Portfolio always maintained wide diversity among countries in which it invests.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the J.P. Morgan Global Government Bond Index (un-hedged). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended March 31, 2008) and the lowest return for a quarter was -7.99% (quarter ended December 31, 2016). The year-to-date calendar return as of March 31, 2018 was 1.96%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	6.81%	0.21%	2.96%
Class 2 Shares	6.58%	0.05%	2.81%
Class 3 Shares	6.49%	-0.05%	2.70%
J.P. Morgan Global Government Bond Index (un-hedged)	6.83%	0.32%	2.97%

Portfolio Summary: SA Goldman Sachs Global Bond Portfolio (formerly, Global Bond Portfolio)
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Goldman Sachs Asset Management International.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Andrew F. Wilson Managing Director, Co-Head of Global Fixed Income and Liquidity Management, Co-Head of GSAM Europe, the Middle East and Africa (EMEA)	1995
Iain Lindsay Managing Director, Co-Head of Global Lead Portfolio Management, Lead Portfolio Manager of the Fixed Income Strategy Group	2001
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.70%	0.70%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.22%	1.47%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.39%	-0.39%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.83%	1.08%
[1]	“Other Expenses” and Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.81% and 1.06%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 85	$349	$633	$1,443
Class 3 Shares	110	427	766	1,724
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal through strategically and dynamically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 70% of its assets to equity exposure and approximately 30% of its assets to fixed income exposure, although the Portfolio’s equity exposure may range from approximately 60%-80% of its net assets and its allocation to fixed income exposure may range from approximately 20%-40% of its net assets.
The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, rights and warrants, and depositary receipts relating to equity securities. The Portfolio may invest in, or obtain exposure to, equity securities of U.S. and non-U.S. issuers of any market capitalization range, including securities of issuers located in emerging markets. The Portfolio’s ability to invest in both U.S. and non-U.S. securities allows it to diversify its assets across different geographic regions. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may

Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio
be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio may also obtain exposure to equity securities by investing in exchange-traded funds (“ETFs”).
The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, high-yield debt securities (junk bonds), convertible notes, money market instruments and/or cash or cash equivalents. The Portfolio may also obtain exposure to fixed income securities by investing in ETFs.
The Portfolio may invest in derivatives, such as equity index futures, interest rate futures, interest rate swaps, credit default swaps and forward foreign currency exchange contracts for hedging and non-hedging purposes, as well as to increase the return on its portfolio investments.
The Portfolio will adjust its equity/fixed income exposure +/- 10%, as described above, based on market and macroeconomic views of Goldman Sachs Asset Management L.P. (“GSAM”), the Portfolio’s subadviser. GSAM will implement such adjustment by reallocating the Portfolio’s investments in equity and fixed income securities and/or by investing in ETFs and/or derivatives.
In managing the Portfolio, GSAM develops a strategic allocation across the various asset classes by budgeting or allocating portfolio risk across a set of asset allocation risk factors, including, but not limited to, market cap, interest rate, emerging markets, commodity, equity style, momentum and active risk. The resulting strategic asset allocation is implemented using a range of bottom-up security selection strategies across equity and fixed income asset classes. Within equities, securities are selected using fundamental research and a variety of quantitative techniques primarily based on the following investment themes: Momentum, Valuation and Profitability. The Momentum theme seeks to predict changes in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. GSAM may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on its proprietary research.
The Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 38.5% S&P 500® Index, 3.5% S&P Midcap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE (Net Total Return) and 30% Bloomberg Barclays US Government/Credit Bond Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, GSAM intends to dynamically adjust the Portfolio’s risk exposure by making passive index investments through the use of equity and interest rate futures and ETFs, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.
The subadviser may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Asset Allocation Risk. The Portfolio’s ability to achieve its investment goal depends in part on the subadviser’s skill in determining the Portfolio’s asset class allocations. Although allocation among different asset classes generally reduces risk, the risk remains that the subadviser may favor an asset class that performs poorly relative to other asset classes.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid,

Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio
more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option, futures contract or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching the Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities

Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio
selected by the portfolio managers will produce the desired results.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s risks relative to the Blended Index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by GSAM.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Raymond Chan, CFA Managing Director	2017
Christopher Lvoff, CFA Managing Director	2017
Lucy Xin Vice President	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Index Allocation 60/40 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital and, secondarily, current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.47%	0.47%
Acquired Fund Fees and Expenses	0.36%	0.36%
Total Annual Portfolio Operating Expenses	0.93%	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.39%	-0.39%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.54%	0.79%
[1]	“Other Expenses” for Class 1 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$55	$257	$477	$1,107
Class 3 Shares	81	336	611	1,397
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 60% of its assets (with a range of 50% to 70%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Equity Portfolios include, among others, funds that invest in domestic and international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will generally be limited to index funds, which are passively managed to track the performance of designated indices, although the Portfolio may also from time to time invest in Underlying Portfolios that are not index funds,

Portfolio Summary: SA Index Allocation 60/40 Portfolio
including for cash management purposes. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The following chart sets forth the Portfolio’s target allocations set by SunAmerica on January, 31, 2018, to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	64%
SA Large Cap Index Portfolio	43%
SA Mid Cap Index Portfolio	4%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	12%
Fixed Income	36%
SA Fixed Income Intermediate Index Portfolio	16%
SA Fixed Income Index Portfolio	20%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Underlying Portfolios face a

Portfolio Summary: SA Index Allocation 60/40 Portfolio
heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2017
Manisha Singh, CFA Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Index Allocation 80/20 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital and, secondarily, current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.37%	0.37%
Total Annual Portfolio Operating Expenses	0.68%	0.93%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.13%	-0.13%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.55%	0.80%
[1]	“Other Expenses” for Class 1 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of
Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$56	$204	$366	$ 834
Class 3 Shares	82	283	502	1,131
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 80% of its assets (with a range of 70% to 90%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Equity Portfolios include, among others, funds that invest in domestic and international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.

Portfolio Summary: SA Index Allocation 80/20 Portfolio
The Underlying Portfolios will generally be limited to index funds, which are passively managed to track the performance of designated indices, although the Portfolio may also from time to time invest in Underlying Portfolios that are not index funds, including for cash management purposes. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The following chart sets forth the Portfolio’s target allocations set by SunAmerica on January 31, 2018 to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	84.3%
SA Large Cap Index Portfolio	54.3%
SA Mid Cap Index Portfolio	8%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	17%
Fixed Income	15.8%
SA Fixed Income Intermediate Index Portfolio	6.5%
SA Fixed Income Index Portfolio	9.3%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes

Portfolio Summary: SA Index Allocation 80/20 Portfolio
in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2017
Manisha Singh, CFA Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Index Allocation 90/10 Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.10%	0.10%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses	0.38%	0.38%
Total Annual Portfolio Operating Expenses	0.57%	0.82%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.56%	0.81%
[1]	“Other Expenses” for Class 1 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$57	$182	$317	$ 713
Class 3 Shares	83	261	454	1,013
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 90% of its assets (with a range of 80% to 100%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Equity Portfolios include, among others, funds that invest in domestic and international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will generally be limited to index funds, which are passively managed to track the performance of

Portfolio Summary: SA Index Allocation 90/10 Portfolio
designated indices, although the Portfolio may also from time to time invest in Underlying Portfolios that are not index funds, including for cash management purposes. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The following chart sets forth the Portfolio’s target allocations set by SunAmerica on January 31, 2018 to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	94.3%
SA Large Cap Index Portfolio	59.3%
SA Mid Cap Index Portfolio	8%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	22%
Fixed Income	5.8%
SA Fixed Income Intermediate Index Portfolio	2.5%
SA Fixed Income Index Portfolio	3.3%
The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to

Portfolio Summary: SA Index Allocation 90/10 Portfolio
be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Douglas Loeffler, CFA Senior Portfolio Manager	2017
Manisha Singh, CFA Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA International Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the MSCI EAFE Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.40%	0.40%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.58%	0.83%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.06%	-0.06%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.52%	0.77%
1	“Other Expenses” for Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.52% and 0.77%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$53	$180	$318	$ 720
Class 3 Shares	79	259	455	1,020
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the MSCI EAFE Index (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The Index is comprised of large- and mid-cap developed market equities.
The Adviser primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, the Portfolio invests substantially all, but at least 80%, of its net assets in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser,

Portfolio Summary: SA International Index Portfolio
determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the
Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.
Country Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries than if the Portfolio always maintained wide diversity among the countries in which it invests. Based on the current composition of the Index, the Portfolio intends to invest a significant portion of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.
Japan Exposure Risk. The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Portfolio Summary: SA International Index Portfolio
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2017
Andrew Sheridan Co-Portfolio Manager	2017
Jane Bayar Algieri Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Invesco Growth Opportunities Portfolio (formerly, Growth Opportunities Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.74%	0.74%	0.74%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.79%	0.94%	1.04%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 81	$252	$439	$ 978
Class 2 Shares	96	300	520	1,155
Class 3 Shares	106	331	574	1,271
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies, and in other instruments that have economic characteristics similar to such securities. The Portfolio invests primarily in common stocks. The Portfolio also may invest in foreign securities, including securities of issuers located in emerging markets (up to 25% of net assets). The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).
The subadviser uses a bottom-up stock selection process seeking attractive growth opportunities on an individual company basis. The subadviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market’s valuation of those factors. Therefore, in selecting securities for investment, the subadviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The subadviser generally sells securities of a company when it believes the company’s growth potential, and/or the sustainability of that growth, flattens or declines. The subadviser may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Portfolio Summary: SA Invesco Growth Opportunities Portfolio (formerly, Growth Opportunities Portfolio)
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective June 1, 2010, Invesco Advisers, Inc. (“Invesco”) assumed subadvisory duties of the Portfolio. From November 1, 2005 until June 1, 2010, Morgan Stanley Investment Management Inc. was subadviser to the Portfolio.

Portfolio Summary: SA Invesco Growth Opportunities Portfolio (formerly, Growth Opportunities Portfolio)
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 14.10% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.32% (quarter ended September 30, 2011). The year-to-date calendar return as of March 31, 2018 was 3.60%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	24.91%	12.99%	7.13%
Class 2 Shares	24.56%	12.82%	6.98%
Class 3 Shares	24.56%	12.74%	6.88%
Russell 2000® Growth Index	22.17%	15.21%	9.19%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Invesco.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Matthew Hart Lead Portfolio Manager	2005
Justin Sander Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
Investment Goal

The Portfolio’s investment goal is to seek current income and moderate capital appreciation while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.85%	0.85%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.88%	1.13%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 90	$281	$488	$1,084
Class 3 Shares	115	359	622	1,375
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio invests primarily in equity and fixed income securities, derivatives and other instruments that have economic characteristics similar to such securities that it believes will decrease the volatility level of the Portfolio’s annual returns. Under normal circumstances, the Portfolio invests at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks. For purposes of this policy, the Portfolio considers income-producing equity securities to include securities such as dividend paying common stocks and preferred stocks, interest paying convertible securities and zero coupon convertible securities (on which the Portfolio accrues income for tax and accounting purposes but receives no cash). Although the Portfolio invests in the securities of issuers of all capitalization sizes, a substantial number of the issuers in which the Portfolio invests are expected to be large-cap companies. The subadviser also employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.
In selecting securities for the Portfolio, the subadviser emphasizes a value style of investing; seeking well-established, undervalued companies that the subadviser believes offer the potential for income with safety of principal and long-term growth of capital. The subadviser focuses on undervalued companies with catalysts for improved valuation. Internal and external factors considered by the subadviser as catalysts for improved valuation include new management, operational enhancements, restructurings or reorganizations, improvements in industry conditions or favorable regulatory developments. The subadviser believes a company’s relative attractiveness is a function of its upside potential relative to downside risk. The subadviser may dispose of a security when it has reached the subadviser’s estimate of fair value or when the subadviser identifies a more attractive investment opportunity.
The Portfolio incorporates a volatility control process that seeks to target a maximum annual volatility level for the Portfolio’s returns of approximately 10%. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns without regard to the direction of those changes. To implement this volatility management strategy, the subadviser will monitor the forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historical data. The Portfolio may make significant investments in exchange-traded equity index and exchange-traded interest rate futures or other derivative instruments designed to reduce the Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns. There can be no assurance that investment decisions made in seeking to manage the Portfolio’s volatility will achieve the desired results.

Portfolio Summary: SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
Volatility is not a measure of investment performance. Volatility may result from rapid or dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target maximum annual level.
The Portfolio’s target maximum annual volatility level of 10% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified targeted range. It is possible for the Portfolio to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)” and the “Glossary” under “Risk Terminology” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goal, which are not described here.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Convertible Securities Risk. The value of convertible securities may be affected by market interest rate fluctuations, credit risk and the value of the underlying common stock into which these securities may be converted. Issuers may have the right to buy back or “call” certain convertible securities at a time unfavorable to the Portfolio.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. Since the Portfolio primarily uses exchange-traded equity index futures contracts and exchange-traded interest rate futures contracts, the primary risks associated with the Portfolio’s use of derivatives are market risk and hedging risk.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices

Portfolio Summary: SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically.
Income Risk. The ability of the Portfolio’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Portfolio may drop as well.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Leverage Risk. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance

Portfolio Summary: SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
may be lower than similar portfolios that do not seek to manage their volatility.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.
Short Sales Risk. When the Portfolio sells futures contracts, the Portfolio is exposed to the risks associated with short sales. Short sales involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Volatility Control Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Portfolio will maintain its target volatility level. Additionally, maintenance of the target volatility level will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The gains and losses of the Portfolio’s futures positions may not correlate with the Portfolio’s direct investments in equity securities; as a result, these futures contracts may decline in value at the same time as the Portfolio’s direct investments in equity securities decline in value. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a combination of proprietary and third-party systems to help it estimate the Portfolio’s expected volatility. Based on those estimates, the subadviser may adjust the Portfolio’s exposure to   certain markets by selling exchange-traded futures contracts in an attempt to manage the Portfolio’s expected volatility. The proprietary and third-party risk models used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target maximum annual volatility level for various reasons, including errors in using or building the models, technical issues implementing the models and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Zero Coupon Bond Risk. “Zero coupon” bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. In addition to the risks associated with bonds, since zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities. Zero coupon bonds may also be subject to greater interest rate risk and credit risk that other fixed income instruments.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and a Blended Index. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Class 1 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differ only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA Invesco VCP Equity-Income Portfolio (formerly, VCPSM Value Portfolio)
(Class 3 Shares)
During the 4-year period shown in the bar chart, the highest return for a quarter was 5.95% (quarter ended December 31, 2016) and the lowest return for a quarter was -5.75% (quarter ended September 30, 2015). The year-to-date calendar return as of March 31, 2018 was -1.84%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	Since Inception (9-26-16)	Since Inception (5-1-13)
Class 1 Shares	10.27%	13.61%	N/A
Class 3 Shares	9.96%	N/A	7.81%
Blended Index	14.21%	12.17%	9.23%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	0.41%	2.06%
S&P 500® Index	21.83%	20.61%	14.04%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Invesco Advisers, Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Thomas Bastian Lead Portfolio Manager	2013
Jacob Borbidge Portfolio Manager	2018
Chuck Burge Portfolio Manager	2013
Brian Jurkash Portfolio Manager	2015
Sergio Marcheli Portfolio Manager	2013
Duy Nguyen Portfolio Manager	2013
Matthew Titus Portfolio Manager	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Janus Focused Growth Portfolio
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.90%	1.05%	1.15%
Fee Waivers and/or Expense Reimbursements[1]	-0.10%	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.80%	0.95%	1.05%
[1]	Pursuant to an Advisory Fee Wavier Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.75% of average daily net assets. This agreement may only be terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 82	$277	$489	$1,099
Class 2 Shares	97	324	570	1,274
Class 3 Shares	107	355	623	1,389
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.
In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations.
The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.
The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of

Portfolio Summary: SA Janus Focused Growth Portfolio
the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the

Portfolio Summary: SA Janus Focused Growth Portfolio
Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Janus Capital Management, LLC (“Janus”) assumed subadvisory duties of the Portfolio on June 30, 2016. Prior to June 30, 2016, Marsico Capital Management, LLC served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.09% (quarter ended March 31, 2012) and the lowest return for a quarter was -23.54% (quarter ended
December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 4.80%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	30.15%	14.01%	6.74%
Class 2 Shares	29.97%	13.85%	6.58%
Class 3 Shares	29.82%	13.73%	6.46%
Russell 1000® Growth Index	30.21%	17.33%	10.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Janus.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Doug Rao Portfolio Manager	2016
Nick Schommer, CFA Portfolio Manager	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio (formerly, Balanced Portfolio)
Investment Goal

The Portfolio’s investment goal is total return.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.64%	0.64%	0.64%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 76	$237	$411	$ 918
Class 2 Shares	91	284	493	1,096
Class 3 Shares	101	315	547	1,213
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by maintaining at all times a balanced portfolio of various types of equity and fixed income investments, with at least 25% of the Portfolio’s assets invested in fixed income securities, and with at least 25% of the Portfolio’s assets invested in equity securities. The Portfolio’s assets are generally allocated in the following ranges, although these allocations may change based on the relative attractiveness of each asset class:
•	30%–75% U.S. equity securities, including small–, medium– and large-cap securities
•	0%–35% foreign equity securities
•	25%–50% U.S. and foreign fixed income securities
Equity securities that the Portfolio primarily invests in include common stock and convertible securities of U.S. and foreign companies, each of any market capitalization. As part of its overall investment strategy the Subadvisor makes allocations to various underlying equity strategies in order to gain exposure to certain asset classes and markets. The underlying strategies may use a number of different approaches to select individual securities, including fundamental research and quantitative based strategies.
The fixed income portion of the Portfolio is invested primarily using a top-down macro allocation with incremental return achieved through security selection within sectors. Fixed income securities the Portfolio primarily invests in include corporate bonds, asset-backed, mortgage-related, and mortgage-backed securities (including to-be-announced and commercial mortgage-backed securities), forward commitments to purchase or sell short mortgage-backed securities, U.S. and foreign government securities, and high-yield debt securities (junk bonds) (up to 15% of net assets). The fixed income securities are rated at the time of purchase by a nationally recognized statistical rating organization or, if unrated, are deemed by the Portfolio’s subadviser to be of comparable quality. The Portfolio may invest in fixed income securities of any average weighted maturity or duration.
The Portfolio uses an active trading strategy to achieve its objective.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of

Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio (formerly, Balanced Portfolio)
the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Short Sales Risk. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and

Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio (formerly, Balanced Portfolio)
underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Portfolio.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.
Settlement Risk. Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI World Index, Bloomberg Barclays U.S. Government/Credit Index and a blended index. Effective May 1, 2018, the Portfolio changed its benchmark from the S& P 500 Index, Bloomberg Barclays U.S. Aggregate Bond Index and the prior blended index to a new blended index that consists of 60% MSCI World Index and 40% Bloomberg Barclays U.S. Aggregate Government/Credit Index (the "New Blended Index"). The prior blended index consisted 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the "Prior Blended Index").  The benchmark is being changed to better represent the securities held in the Portfolio.  Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio (formerly, Balanced Portfolio)
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 12.21% (quarter ended September 30, 2009) and the lowest return for a quarter was -14.11% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -0.74%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	14.56%	10.34%	6.88%
Class 2 Shares	14.37%	10.17%	6.72%
Class 3 Shares	14.27%	10.06%	6.62%
S&P 500® Index	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%
Prior Blended Index	14.21%	10.25%	6.98%
MSCI World Index (net)	22.40%	11.64%	5.03%
Bloomberg Barclays US Government Credit Bond Index	4.00%	2.13%	4.08%
New Blended Index	14.72%	7.87%	5.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by J.P. Morgan Investment Management Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Patrik Jakobson Managing Director and Senior Portfolio Manager in the Multi-Asset Solutions	2006
Michael Feser, CFA Managing Director and Portfolio Manager in the Multi-Asset Solutions	2016
Eric Bernbaum, CFA Executive Director and Portfolio Manager in the Multi-Asset Solutions	2015
John Speer, CFA Vice President and Portfolio Manager in the Multi-Asset Solutions	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan Emerging Markets Portfolio (formerly, Emerging Markets Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	1.09%	1.09%	1.09%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.22%	1.37%	1.47%
Fee Waivers and/or Expense Reimbursements[1]	-0.09%	-0.09%	-0.09%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.13%	1.28%	1.38%
[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$115	$378	$662	$1,469
Class 2 Shares	130	425	741	1,638
Class 3 Shares	141	456	794	1,750
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above average-growth prospects.
Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Portfolio is not required to allocate its investments in any set percentages to any particular country. The Portfolio is not constrained by capitalization or style limits and will invest across sectors. The Portfolio will invest in securities across all market capitalizations, although the Portfolio may invest a significant portion of its assets in companies of one particular market capitalization category.
The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net). In managing the Portfolio, the subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Portfolio’s investment universe which the subadviser uses to select securities. The Portfolio emphasizes securities that are

Portfolio Summary: SA JPMorgan Emerging Markets Portfolio (formerly, Emerging Markets Portfolio)
ranked as undervalued, while underweighting or avoiding securities that appear overvalued.
The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it is permitted to invest. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may hedge a portion of its foreign currency exposure into the U.S. dollar.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/
earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Depositary Receipts Risk. . Depositary receipts, such as American Depositary Receipts, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or

Portfolio Summary: SA JPMorgan Emerging Markets Portfolio (formerly, Emerging Markets Portfolio)
heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI Emerging Markets Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective January 14, 2013, J.P. Morgan Investment Management, Inc. (“JPMorgan”) assumed subadvisory duties of the Portfolio. Prior to January 14, 2013, Putnam Investment Management, LLC served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 34.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -31.23% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 2.91%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	42.31%	4.18%	-0.22%
Class 2 Shares	42.17%	4.03%	-0.36%
Class 3 Shares	41.92%	3.93%	-0.47%
MSCI Emerging Markets Index (net)	37.28%	4.35%	1.68%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by JPMorgan.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Anuj Arora Managing Director and Lead Portfolio Manager	2013
Joyce Weng, CFA Executive Director and Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan Equity-Income Portfolio (formerly, Growth-Income Portfolio)
Investment Goal

The Portfolio’s investment goal is growth of capital and income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.54%	0.54%	0.54%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.57%	0.72%	0.82%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$58	$183	$318	$ 714
Class 2 Shares	74	230	401	894
Class 3 Shares	84	262	455	1,014
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and therefore are selling below what the subadviser believes to be their long-term investment value. The subadviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to growth their intrinsic value per share.
The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities

Portfolio Summary: SA JPMorgan Equity-Income Portfolio (formerly, Growth-Income Portfolio)
selected by the portfolio managers will produce the desired results.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
J.P. Morgan Investment Management Inc. (“JPMorgan”) assumed subadvisory duties of the Portfolio on November 15, 2010. Prior to November 15, 2010, AllianceBernstein L.P. served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 13.72% (quarter ended September 30, 2009) and the lowest return for a quarter was -22.54% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -2.11%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	18.28%	14.98%	7.29%
Class 2 Shares	18.11%	14.82%	7.13%
Class 3 Shares	18.01%	14.70%	7.02%
Russell 1000® Value Index	13.66%	14.04%	7.10%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by JPMorgan.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Clare Hart Managing Director and Portfolio Manager	2010
Jonathon K.L. Simon Managing Director and Portfolio Manager	2010
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan Global Equities Portfolio (formerly, Global Equities Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.71%	0.71%	0.71%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.76%	0.91%	1.01%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 78	$243	$422	$ 942
Class 2 Shares	93	290	504	1,120
Class 3 Shares	103	322	558	1,236
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engaging in transactions in foreign currencies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities. The Portfolio may invest in equity securities of companies in any market capitalization range. The Portfolio will invest significantly in foreign securities, including securities of issuers located in emerging markets.
In managing the Portfolio, the subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Portfolio’s investment universe on the basis of value and growth factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions. Securities held in the Portfolio that have become over-valued and/or whose growth signals have deteriorated materially may be sold. Securities that are sold are generally replaced with the most attractive securities, on the basis of the subadviser’s disciplined investment process.
The portfolio construction process controls for sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions. The Portfolio may use an active trading strategy to achieve its objective.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock

Portfolio Summary: SA JPMorgan Global Equities Portfolio (formerly, Global Equities Portfolio)
prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/
earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI World Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

Portfolio Summary: SA JPMorgan Global Equities Portfolio (formerly, Global Equities Portfolio)
Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 19.52% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.38% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -0.56%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	24.35%	11.28%	4.12%
Class 2 Shares	24.17%	11.12%	3.96%
Class 3 Shares	24.02%	11.00%	3.86%
MSCI World Index (net)	22.40%	11.64%	5.03%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by J. P. Morgan Investment Management Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Sandeep Bhargava Managing Director and Portfolio Manager	2005
Zenah Shuhaiber Executive Director and Portfolio Manager	2017
William Meadon Managing Director and Portfolio Manager	2017
James Ford Executive Director and Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
Investment Goal

The Portfolio’s investment goal is maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.60%	0.60%	0.60%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.63%	0.78%	0.88%
Fee Waivers and/or Expense Reimbursements[1]	-0.10%	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.53%	0.68%	0.78%
[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive 0.10% of its advisory fee on an annual basis with respect to the Portfolio. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$54	$192	$341	$ 777
Class 2 Shares	69	239	423	957
Class 3 Shares	80	271	478	1,075
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds (as defined below), including U.S. and foreign fixed income investments with varying maturities. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, as calculated by the respective subadviser.
Bonds, for purposes of satisfying the 80% investment requirement, include:
•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	bank capital and trust preferred stocks;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises;
•	obligations of international agencies or supranational entities; and
•	municipal and mortgage- and asset-backed securities that are insured under policies issued by certain insurance companies.
In addition, for purposes of satisfying the 80% investment requirement, the Portfolio may utilize forwards or derivatives such as options, futures contracts, or swap agreements that have economic characteristics similar to the bonds mentioned above.
Investment Selection
The Portfolio is multi-managed by two subadvisers, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Massachusetts Financial Services Company (“MFS”).
JPMorgan focuses on adding alpha primarily through a value-oriented approach that seeks to identify inefficiently priced securities. By design, JPMorgan focuses on a bottom-up security selection-based approach to generate the majority of the potential excess return. While overall portfolio duration and yield curve decisions are important, they are de-emphasized in the process. The team’s focus is on identifying securities that are believed to be undervalued. To find undervalued securities, JPMorgan believes that one should focus on the most inefficient parts of the market. This belief has led to a historical bias toward AAA-rated CMOs within the mortgage-backed sector and higher-rated corporate credits within the credit sector. With a bottom-up focus, turnover tends to be low and duration is typically managed within +/-10% of the benchmark’s duration.
MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the portion of the Portfolio subadvised by MFS, MFS may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors. In conjunction with a team of investment research analysts, the portfolio managers select investments for the portion of the portfolio subadvised by MFS.
Portfolio Investment Policies
The Portfolio invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in securities rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”), which are considered speculative.
The Portfolio may invest up to 15% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.
The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Portfolio may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities.
While the Portfolio may use derivatives for any investment purpose, to the extent the Portfolio uses derivatives, the subadvisers expect to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include options, futures contracts, forward contracts, structured securities, and swap agreements.
The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage related securities at the time of purchase.
The Portfolio may also engage in frequent trading of portfolio securities to achieve its investment goal.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit rating typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio is exposed to credit quality risk of the counterparty.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Leverage Risk. The Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Loan Participations and Assignments Risk. The lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular assignments or participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.
Prepayment Risk. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.
Insurer Risk. Insured municipal and mortgage- and asset-backed securities typically receive a higher credit rating, allowing the issuer of the securities to pay a lower interest rate. In purchasing such insured securities, the portfolio manager gives consideration to the credit quality of the both the issuer and the insurer. The insurance reduces the credit risk for a particular security by supplementing the creditworthiness of the underlying security and provides an additional source for payment of the principal and interest of a security in the case the original issuer defaults. Certain of the insurance companies that provide insurance for these securities provide insurance for subprime securities. Recently, the value of subprime securities (securities backed by subprime loans or mortgages) has declined and some have defaulted, increasing a bond insurer’s risk of having to make payments to holders of those securities. In addition, some of these insurers have sold insurance, in the form of credit default swaps, on these same securities. Because

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
of those risks, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent and be unable to pay in the event the issuer defaults. In either event, the securities insured by such an insurance company may become susceptible to increased risk lower valuations and possible loss.
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Risk of Investing in Sub-Prime Debt Securities. The issuer of a sub-prime debt security may default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime debt instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.
Risks of Investing in Municipal Securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Bloomberg Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective January 20, 2015, JPMorgan and MFS replaced Pacific Investment Management Company, LLC (“PIMCO”) as subadvisers to the Portfolio. PIMCO subadvised the Portfolio from May 1, 2008 to January 20, 2015. Prior to May 1, 2008, Morgan Stanley Investment Management Inc. subadvised the Portfolio. As of January 31, 2018, JPMorgan and MFS each managed approximately one-half of the Portfolio’s assets. The percentage of the Portfolio’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.

Performance for periods prior to May 1, 2008 reflects results when the Portfolio was managed as a global high-yield bond portfolio.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 5.88% (quarter ended December 31,

Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio
2008) and the lowest return for a quarter was -3.33% (quarter ended June 30, 2013). The year-to-date calendar return as of March 31, 2018 was -1.34%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	3.94%	1.63%	4.43%
Class 2 Shares	3.78%	1.48%	4.27%
Class 3 Shares	3.61%	1.37%	4.17%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by JPMorgan and MFS.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
JPMorgan
Barbara Miller Managing Director and Lead Portfolio Manager	2015
Peter Simons, CFA Managing Director and Portfolio Manager	2015
Richard Figuly Managing Director and Portfolio Manager	2016
MFS
Joshua P. Marston Investment Officer	2015
Robert D. Persons Investment Officer	2015
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA JPMorgan Mid-Cap Growth Portfolio (formerly, Mid-Cap Growth Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.76%	0.76%	0.76%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.80%	0.95%	1.05%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 82	$255	$444	$ 990
Class 2 Shares	97	303	525	1,166
Class 3 Shares	107	334	579	1,283
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (common stocks, preferred stocks and convertible securities) of medium-sized companies that the subadviser believes have above-average growth potential. Medium-sized companies will generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period.
The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.
In managing the Portfolio, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.
The subadviser sells a security for several reasons. The subadviser may sell a security due to a change in the company’s fundamentals. a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the subadviser may also sell a security which the subadviser no longer considers reasonably valued.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.

Portfolio Summary: SA JPMorgan Mid-Cap Growth Portfolio (formerly, Mid-Cap Growth Portfolio)
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove

Portfolio Summary: SA JPMorgan Mid-Cap Growth Portfolio (formerly, Mid-Cap Growth Portfolio)
incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
J.P. Morgan Investment Management Inc. (“JPMorgan”) assumed subadvisory duties of the Portfolio on May 1, 2007. Prior to May 1, 2007, Massachusetts Financial Services Company served as subadviser. On May 1, 2007, the management fee rate for the Portfolio increased. If the higher fee rate had been in effect during the periods shown in the bar chart and performance table, returns would have been less than those shown.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.11% (quarter ended March 31, 2012) and the lowest return for a quarter was -26.71% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 3.69%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	29.63%	16.22%	8.88%
Class 2 Shares	29.49%	16.05%	8.72%
Class 3 Shares	29.33%	15.91%	8.61%
Russell Midcap® Growth Index	25.27%	15.30%	9.10%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by JPMorgan.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Parton, CFA Managing Director and Lead Portfolio Manager of the U.S. Equity Group	2007
Felise Agranoff, CFA Managing Director and Co-Portfolio Manager of the U.S. Equity Group	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Large Cap Growth Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the S&P 500® Growth Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.30%	0.30%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.39%	0.64%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.35%	0.60%
[1]	“Other Expenses” for Class 1 and Class 3 are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.35% and 0.60%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$36	$121
Class 3 Shares	61	201
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the S&P 500® Growth Index (the “Index”). The Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratio of earnings change to price, and momentum.
The Adviser primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, the Portfolio invests substantially all, but at least 80%, of its net assets in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except to

Portfolio Summary: SA Large Cap Growth Index Portfolio
approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2018
Jane Bayar Algieri Co-Portfolio Manager	2018
Andrew Sheridan Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Large Cap Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the stocks included in the S&P 500® Composite Stock Price Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.40%	0.40%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.05%
Total Annual Portfolio Operating Expenses	0.44%	0.70%
Fee Waivers and/or Expense Reimbursements[1]	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.33%	0.59%
[1]	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC, (“SunAmerica”) is contractually obligated to waive 0.11% of its advisory fee on an annual basis with respect to the Portfolio. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$34	$130	$235	$544
Class 3 Shares	60	213	379	860
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 Composite Stock Price Index (the “Index”). The Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States.
SunAmerica primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows. The Portfolio makes these investments to maintain the

Portfolio Summary: SA Large Cap Index Portfolio
liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the Index and to reduce transaction costs.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the
Portfolio may be more susceptible to general market declines than other Portfolios.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Class 3 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 1 shares of the Portfolio. The performance of Class 3 shares would be substantially similar to Class 1 shares and differ only to the extent that Class 3 shares and Class 1 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA Large Cap Index Portfolio
Effective October 3, 2010, SunAmerica assumed management of the Portfolio. Prior to October 3, 2010, FAF Advisors, Inc. managed the Portfolio.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.85% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -0.85%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	21.36%	15.23%	7.95%
S&P 500® Index	21.83%	15.79%	8.50%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2013
Jane Bayar Algieri Co-Portfolio Manager	2015
Andrew Sheridan Co-Portfolio Manager	2013
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Large Cap Value Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the S&P 500® Value Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.30%	0.30%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.40%	0.65%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.35%	0.60%
[1]	“Other Expenses” for Class 1 and Class 3 are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.35% and 0.60%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years
Class 1 Shares	$36	$123
Class 3 Shares	61	203
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the S&P 500® Value Index (the “Index”). The Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.
The Adviser primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, the Portfolio invests substantially all, but at least 80%, of its net assets in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that

Portfolio Summary: SA Large Cap Value Index Portfolio
the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Value Investing Risk. SunAmerica’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2018
Jane Bayar Algieri Co-Portfolio Manager	2018
Andrew Sheridan Co-Portfolio Manager	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Legg Mason BW Large Cap Value Portfolio
Investment Goal

The Portfolio’s investment goal is growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.72%	0.72%	0.72%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.75%	0.90%	1.00%
Fee Waivers and/or Expense Reimbursements[1]	-0.05%	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%	0.85%	0.95%
[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ended April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$72	$235	$412	$ 926
Class 2 Shares	87	282	494	1,103
Class 3 Shares	97	313	548	1,220
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio’s investment goal is growth of capital. The Portfolio attempts to achieve its goal by, under normal circumstances, investing at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”). As of February 28, 2018, the median market capitalization of a company in the Index was approximately $9.5 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $126.7 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Portfolio may invest in foreign securities, including emerging market securities, either directly or through depositary receipts. The Portfolio holds equity securities of approximately 150-250 companies under normal market conditions.
The subadviser selects securities for the Portfolio that it believes are undervalued or out of favor based primarily on price-to-earnings ratios, price-to-book ratios, price momentum, and share change and quality. The subadviser’s investment process begins by screening for low valuation companies based on their price-to-earnings or price-to-book ratios, and using quantitative analysis to eliminate equity securities that have poor price momentum and high relative share issuance. The subadviser then performs a fundamental analysis on the remaining equity securities to identify and eliminate those securities that it believes will have difficulty outperforming the Index. The subadviser may consider other factors in its selection process.
The subadviser typically sells a security of a company held by the Portfolio when it believes the company is no longer a large

Portfolio Summary: SA Legg Mason BW Large Cap Value Portfolio
capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Brandywine Global Investment Management, LLC (“Brandywine”) assumed subadvisory duties of the Portfolio on

Portfolio Summary: SA Legg Mason BW Large Cap Value Portfolio
September 8, 2015. Prior to September 8, 2015, Davis Selected Advisers, L.P. d/b/a Davis Advisors subadvised the Portfolio.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.38% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.73% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -2.17%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	20.60%	14.84%	7.16%
Class 2 Shares	20.35%	14.66%	7.00%
Class 3 Shares	20.25%	14.55%	6.89%
Russell 1000® Value Index	13.66%	14.04%	7.10%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Brandywine.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Henry F. Otto Managing Director, Portfolio Manager	2015
Steven M. Tonkovich Managing Director, Portfolio Manager	2015
Joseph J. Kirby Portfolio Manager	2015
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio
Investment Goal

The Portfolio’s investment goals are to seek capital appreciation and income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.70%	0.70%
Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.39%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.10%	1.35%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.28%	-0.28%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.82%	1.07%
[1]	“Other Expenses” and Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.81% and 1.06%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 84	$322	$579	$1,315
Class 3 Shares	109	400	713	1,600
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goals by allocating its assets among a number of different investment strategies (or “sleeves”), each of which is managed by either QS Investors, LLC, the Portfolio’s subadviser (“QS Investors”), or a sub-subadviser that is an affiliate of QS Investors (such affiliates, together with QS Investors, the “subadvisers”). Under normal market conditions, the Portfolio targets an allocation of approximately 70% of its net assets to equity strategies and approximately 30% of its net assets to fixed income strategies, although the Portfolio’s allocation to equity strategies may range from approximately 60%-80% of its net assets and its allocation to fixed income strategies may range from approximately 20%-40% of its net assets. To achieve this +/- 10% deviation from the Portfolio’s target equity/fixed income allocation of 70%/30%,

Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio
QS Investors intends to tactically adjust its exposure primarily through the use of equity index and fixed income futures.
QS Investors is responsible for determining the allocation of the Portfolio’s assets among the Portfolio’s different subadvisers and sleeves. The Portfolio’s subadvisers and the sleeve(s) that each of them manages is set out in the table below.
Subadviser	Sleeve
QS Investors	Foreign Large Blend
Global Equity
Tactical U.S. Equity – Exchange-Traded Funds (“ETFs”)
U.S. Small Cap Blend
Brandywine Global Investment Management, LLC	U.S. Large-Cap Value
ClearBridge Investments, LLC	Foreign Large Value
U.S. Large-Cap Blend
U.S. Large-Cap Growth
Western Asset Management Company	Intermediate Term Bond
The subadvisers utilize different investment strategies in managing their respective sleeve(s), act independently from one another and use their own methodologies for selecting investments.
The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, rights and warrants, and depositary receipts relating to equity securities. The Portfolio may invest in, or obtain exposure to, equity securities of U.S. and non-U.S. issuers of any market capitalization range. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio may also use ETFs to gain exposure to the applicable asset classes. The Tactical U.S. Equity sleeve employs a strategy of tactically allocating across U.S. equity ETFs of various market capitalizations using a quantitative process.
The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, mortgage-backed securities (specifically collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”)), asset-backed securities (specifically collateralized debt obligations (“CDOs”)), convertible notes, money market instruments and/or cash or cash equivalents. The Portfolio may also utilize U.S. Treasury bond options within the Intermediate Term Bond sleeve for hedging purposes and to adjust the sleeve’s exposure to interest rate risk.
While the Portfolio employs an active, tactical asset allocation strategy, the Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE and 30% Bloomberg Barclays US Government/ Credit Bond Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, QS Investors intends to tactically adjust the Portfolio’s exposure by making passive index investments through the use of futures and ETFs, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Asset Allocation Risk. The Portfolio’s ability to achieve its investment goal depends in part on a subadviser’s skill in determining the Portfolio’s investment strategy allocations. Although allocation among different investment strategies

Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio
generally reduces risk and exposure to any one strategy, the risk remains that a subadviser may favor an investment strategy that performs poorly relative to other investment strategies.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall.
Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Portfolio.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.

Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio
Risks of CDOs. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs are also subject to additional risks, such as liquidity risk; the risk that distributions from collateral securities will not be adequate to make interest or other payments; and the risk that the collateral may default, decline in value or be downgraded.
Risks of CMBS. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage loans. In addition to being subject to the risks of securitized instruments generally, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.
Risks of CMOs. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater credit risk. In the event of default by an issuer of a CMO, the Portfolio will be less likely to receive payments of principal and interest. In addition to being subject to the risks of securitized instruments generally, CMOs may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.
Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.
Leverage Risk. The Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally

Portfolio Summary: SA Legg Mason Tactical Opportunities Portfolio
presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s risks relative to the Blended Index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by QS Investors along with its affiliates, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC and Western Asset Management Company.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
QS Investors
Thomas Picciochi, CAIA Head of Multi-Asset Portfolio Management	2017
Ellen Tesler Portfolio Manager	2017
Adam Petryk, CFA Head of Multi-Asset and Solutions	2017
Western Asset Management Company
Stephen Sibley, CFA Portfolio Manager	2017
Eugene Kirkwood Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA MFS Blue Chip Growth Portfolio (formerly, Blue Chip Growth Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.67%	0.67%	0.67%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.70%	0.85%	0.95%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$72	$224	$390	$ 871
Class 2 Shares	87	271	471	1,049
Class 3 Shares	97	303	525	1,166
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
“Blue chip” companies are firms that are generally well-established in their respective industries in the view of the Portfolio’s subadviser. These companies generally exhibit, in the opinion of the Portfolio’s subadviser, characteristics such as strong management teams, sound financial fundamentals, and a defendable business model.
The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets.
The subadviser uses a bottom-up approach to buying and selling investments for the Portfolio. Investments are selected primarily based on blending fundamental and quantitative research. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The subadviser uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to determine a quantitative rating for an issuer. When the quantitative research is available but the fundamental research is not available, the subadviser considers the issuer to have a neutral fundamental rating. The subadviser then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, measures of expected volatility of the fund’s return (e.g., predicted beta and predicted tracking error), and other factors. The goal of this process is to construct a portfolio that over time has a consistent level of active risk compared to the Russell 1000® Growth Index.
The subadviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit

Portfolio Summary: SA MFS Blue Chip Growth Portfolio (formerly, Blue Chip Growth Portfolio)
Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA MFS Blue Chip Growth Portfolio (formerly, Blue Chip Growth Portfolio)
Massachusetts Financial Services Company (“MFS”) assumed subadvisory duties of the Portfolio on October 1, 2013. Prior to October 1, 2013, SunAmerica managed the Portfolio.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.93% (quarter ended March 31, 2012) and the lowest return for a quarter was -24.15% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 1.14%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	27.06%	16.15%	7.66%
Class 2 Shares	26.76%	15.98%	7.50%
Class 3 Shares	26.76%	15.85%	7.40%
Russell 1000® Growth Index	30.21%	17.33%	10.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by MFS.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Matthew W. Krummell Investment Officer, Lead Portfolio Manager	2013
James C. Fallon Investment Officer	2015
Jonathan W. Sage Investment Officer	2015
John E. Stocks Investment Officer	2015
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA MFS Massachusetts Investors Trust Portfolio
Investment Goal

The Portfolio’s investment goal is reasonable growth of income and long term growth and appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.68%	0.68%	0.68%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.70%	0.85%	0.95%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$72	$224	$390	$ 871
Class 2 Shares	87	271	471	1,049
Class 3 Shares	97	303	525	1,166
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities. The Portfolio may invest up to 25% of its net assets in foreign securities.
In selecting investments for the Portfolio, the subadviser is not constrained to any particular investment style. The subadviser may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While the Portfolio may invest its assets in companies of any size, the Portfolio primarily invests in companies with large capitalizations.
The subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay

Portfolio Summary: SA MFS Massachusetts Investors Trust Portfolio
fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA MFS Massachusetts Investors Trust Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended September 30, 2009) and the lowest return for a quarter was -20.15% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -0.37%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	23.40%	14.44%	8.13%
Class 2 Shares	23.25%	14.28%	7.97%
Class 3 Shares	23.10%	14.17%	7.86%
S&P 500® Index	21.83%	15.79%	8.50%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Massachusetts Financial Services Company.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
T. Kevin Beatty Chief Investment Officer – Global Equity	2004
Edward M. Maloney Investment Officer	2012
Alison O’Neill Mackey Investment Officer	2018
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
Investment Goal

The Portfolio’s investment goal is total return.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.97%	1.12%	1.22%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 99	$309	$536	$1,190
Class 2 Shares	114	356	617	1,363
Class 3 Shares	124	387	670	1,477
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in securities of utility companies. The subadviser considers a company to be a utilities company if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). The Portfolio intends, under normal circumstances, to invest in both telecommunications companies and other utility companies.
Total return is a measure of performance which combines all elements of return including income and capital gain or loss.
The Portfolio primarily invests in equity securities (i.e., common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities), but may also invest in debt instruments (i.e., corporate bonds), including below investment grade debt instruments (commonly referred to as “high yield securities” or “junk bonds”), which are considered speculative. The Portfolio may invest in companies of any size. The Portfolio may invest in U.S. and foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Portfolio may use derivatives, such as forward currency exchange contracts, futures, options and swaps, to increase or decrease currency exposure.
The subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings

Portfolio Summary: SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Utility and Telecommunications Industry Risk. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.
Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.
Securities of companies in the same or related industries can react similarly to market, economic, political, regulatory, and geopolitical conditions. As a result, the Portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Portfolio Summary: SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Risk of Investing in Junk Bonds. A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio is exposed to credit quality risk of the counterparty.
Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching the Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or

Portfolio Summary: SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, S&P Utility Index and S&P Telecommunication Services Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2007, Massachusetts Financial Services Company (“MFS”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2007, Federated Equity Investment Management of Pennsylvania served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.98% (quarter ended September 30, 2008). The year-to-date calendar return as of March 31, 2018 was -2.24%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	15.02%	8.57%	5.50%
Class 2 Shares	14.79%	8.41%	5.34%
Class 3 Shares	14.78%	8.32%	5.24%
S&P 500® Index	21.83%	15.79%	8.50%
S&P Telecommunication Services Index	-1.18%	7.65%	5.06%
S&P Utility Index	12.07%	12.60%	6.31%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by MFS.

Portfolio Summary: SA MFS Telecom Utility Portfolio (formerly, Telecom Utility Portfolio)
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Maura A. Shaughnessy Investment Officer	2007
Claud P. Davis Investment Officer	2014
Scott Walker Investment Officer	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA MFS Total Return Portfolio
Investment Goal

The Portfolio’s investment goal is reasonable current income, long term capital growth and conservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.65%	0.65%	0.65%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.70%	0.85%	0.95%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$72	$224	$390	$ 871
Class 2 Shares	87	271	471	1,049
Class 3 Shares	97	303	525	1,166
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio will invest between 40% and 75% of its assets in equity securities (i.e., common stocks, preferred stocks, securities convertible into stocks, and depository receipts for such securities) and at least 25% of its assets in fixed income senior securities. The Portfolio’s investments in fixed income securities may include, but are not limited to, corporate bonds, U.S. Government securities, mortgage- and asset-backed securities and foreign government securities. The Portfolio may invest in foreign securities (up to 25% of net assets).
Of the Portfolio’s investments in equity securities, the subadviser focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the Portfolio may invest the equity portion of its assets in companies of any size, the Portfolio primarily invests in companies with large capitalizations. Generally, substantially all of the Portfolio’s investments in debt instruments are investment grade.
The subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security are used by certain of the Portfolio’s equity securities portfolio managers and may also be considered by the Portfolio’s other equity securities portfolio managers, and, with respect to the structure of debt instruments, may be considered by the Portfolio’s debt instruments portfolio managers.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

Portfolio Summary: SA MFS Total Return Portfolio
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Portfolio Summary: SA MFS Total Return Portfolio
Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a blended index. The blended index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S& P 500® Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 11.60% (quarter ended June 30, 2009) and the lowest return for a quarter was -11.98% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -2.16%.

Portfolio Summary: SA MFS Total Return Portfolio
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	12.23%	9.47%	6.13%
Class 2 Shares	12.04%	9.31%	5.98%
Class 3 Shares	11.94%	9.20%	5.87%
Blended Index	14.21%	10.25%	6.98%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%
S&P 500® Index	21.83%	15.79%	8.50%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Massachusetts Financial Services Company.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Brooks A. Taylor Investment Officer, Lead Portfolio Manager	2004
Nevin P. Chitkara Investment Officer	2006
William P. Douglas[1] Investment Officer	2005
Steven R. Gorham Investment Officer	2003
Richard O. Hawkins[2] Investment Officer	2005
Joshua P. Marston Investment Officer	2008
Robert D. Persons Investment Officer	2017
Jonathan W. Sage Investment Officer	2013
[1]	William P Douglas will no longer manage the Portfolio as of June 30, 2018.
[2]	Richard O. Hawkins will no longer manage the Portfolio as of June 30, 2018.
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Mid Cap Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the S&P MidCap 400® Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.30%	0.30%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.42%	0.67%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.02%	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.40%	0.65%
[1]	“Other Expenses” for Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.40% and 0.65%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$41	$133	$233	$528
Class 3 Shares	66	212	371	833
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the S&P MidCap 400® Index (the “Index”). The Index is a capitalization-weighted index designed to measure the performance of mid-sized companies in the United States.
The Adviser primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, the Portfolio invests substantially all, but at least 80%, of its net assets in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable

Portfolio Summary: SA Mid Cap Index Portfolio
to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.
REIT (Real Estate Investment Trusts) Risk. The Portfolio may invest in REITs. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks. The Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the Portfolio. REITs may be leveraged, which increases risk. In addition, recent legislation permits a direct
REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company paying dividends attributable to such income to pass through this special treatment to its shareholders. Unless future legislation or regulation provides for a pass-through, investors in such a regulated investment company will treat such distributions as ordinary dividend income, as under prior law, whereas a direct REIT investor would benefit from the special treatment.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.

Portfolio Summary: SA Mid Cap Index Portfolio
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2017
Andrew Sheridan Co-Portfolio Manager	2017
Jane Bayar Algieri Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Morgan Stanley International Equities Portfolio (formerly, International Diversified Equities Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.82%	0.82%	0.82%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.87%	1.02%	1.12%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 89	$278	$482	$1,073
Class 2 Shares	104	325	563	1,248
Class 3 Shares	114	356	617	1,363
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to maintain a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. The Portfolio emphasizes a bottom-up approach to investing that seeks to identify attractive businesses that it believes are undervalued. The Portfolio focuses on developed markets, but may invest in emerging markets. Under normal market conditions, the Portfolio will hold investments in a number of different countries outside the United States.
In assessing investment opportunities, the Portfolio typically looks for companies with strong market positions or competitive advantages that have the potential to generate more resilient returns, which the Portfolio believes may underpin compounding shareholder wealth. The Portfolio also seeks experienced company management teams that have a history of disciplined capital allocation. The Portfolio considers value criteria with an emphasis on cash flow-based metrics and seeks to determine the intrinsic value of the company. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Portfolio generally considers selling a portfolio holding when it determines that the holding has reached its intrinsic value target or if the investment thesis for the holding has deteriorated.
Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities. The Portfolio’s equity investments may include convertible securities.
The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Derivative instruments used by the Portfolio will be counted toward the Portfolio’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

Portfolio Summary: SA Morgan Stanley International Equities Portfolio (formerly, International Diversified Equities Portfolio)
The following is a summary of the principal risks of investing in the Portfolio.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching the Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons,

Portfolio Summary: SA Morgan Stanley International Equities Portfolio (formerly, International Diversified Equities Portfolio)
including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 26.03% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.32% (quarter ended September 30, 2011). The year-to-date calendar return as of March 31, 2018 was -1.47%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	24.98%	6.29%	1.44%
Class 2 Shares	24.91%	6.14%	1.29%
Class 3 Shares	24.75%	6.03%	1.19%
MSCI EAFE® Index (net)	25.03%	7.90%	1.94%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Morgan Stanley Investment Management Inc. (“MSIM Inc.”). MSIM Inc. has entered into an agreement whereby it may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser.

Portfolio Summary: SA Morgan Stanley International Equities Portfolio (formerly, International Diversified Equities Portfolio)
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
William D. Lock Managing Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2014
Bruno Paulson Managing Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2014
Vladimir A. Demine Executive Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2014
Marcus Watson Vice President of Morgan Stanley Investment Management Limited and Portfolio Manager	2014
Dirk Hoffmann-Becking Executive Director of Morgan Stanley Investment Management Company and Portfolio Manager	2014
Nic Sochovsky Executive Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2016
Alex Gabriele Executive Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2017
Richard Perrott Vice President of Morgan Stanley Investment Management Limited and Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio)
Investment Goal

The Portfolio’s investment goal is long term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.73%	0.73%	0.73%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.92%	1.02%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 79	$246	$428	$ 954
Class 2 Shares	94	293	509	1,131
Class 3 Shares	104	325	563	1,248
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies of any market capitalization range though the Portfolio will focus mainly on large capitalization companies. Other types of equity securities in which the Portfolio may invest include preferred stocks, warrants and rights. The Portfolio may also invest in foreign investments, including emerging markets.
The subadviser uses fundamental research and quantitative models to select securities for the Portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
•	Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;
•	Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and
The Portfolio aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the subadviser uses the following sell criteria:
•	the stock price is approaching its target,
•	the company’s competitive position deteriorates,
•	poor execution by the company’s management, or
•	more attractive alternative investment ideas have been identified.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock

Portfolio Summary: SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio)
prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be

Portfolio Summary: SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio)
required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2007, OppenheimerFunds, Inc. (“Oppenheimer”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2007, Federated Equity Management of Pennsylvania served as subadviser. Also, effective May 1, 2007, the management fee rate for the Portfolio increased. If the higher fee rate had been in effect during the periods shown in the bar chart and performance table, returns would have been less than those shown.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.60% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -3.17%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	16.89%	14.26%	8.02%
Class 2 Shares	16.69%	14.09%	7.86%
Class 3 Shares	16.54%	13.97%	7.75%
Russell 1000® Index	21.69%	15.71%	8.59%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Oppenheimer.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Manind Govil, CFA Senior Vice President and Lead Portfolio Manager	2009
Paul Larson Vice President and Co-Portfolio Manager	2014
Benjamin Ram Vice President and Co-Portfolio Manager	2009
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.86%	0.86%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.89%	1.14%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 91	$284	$493	$1,096
Class 3 Shares	116	362	628	1,386
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 458% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal by investing in a combination of fixed income instruments and derivatives. Under normal circumstances, the Portfolio will invest at least 25% of its total assets in fixed income instruments. For this purpose, “fixed income instruments” include bonds, debt securities and similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also use forward contracts or derivatives such as options, futures contracts, or swap agreements that have economic characteristics similar to the securities mentioned above. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility of the Portfolio’s annual returns.
The Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps (the “equity component”) and approximately 40% of net assets to a fixed income component. The Portfolio’s investments in the equity component will be used in part to manage the Portfolio’s volatility. Volatility is a statistical measure of the frequency and level of changes in the Portfolio’s returns over time without regard to the direction of those changes. Volatility may result from rapid or dramatic price swings and is not a measure of investment performance.
In the equity component, the subadviser gains exposure to a blend of equity indices primarily by investing in exchange-traded future contracts and equity swaps, but may also purchase other derivative instruments. Under normal market conditions, the target allocations for equity exposure in the equity component as a percent of net portfolio assets will be:
U.S. Large- and Mid-Cap Equity:	40%
Foreign Equity:	15%
U.S. Small-Cap Equity:	5%
Since these derivatives can be purchased with a fraction of the assets needed to purchase the securities that comprise the indices directly, the remainder of the equity component’s assets may be invested in short-term fixed income instruments, including, but not limited to, U.S. Treasuries and agencies, mortgage-backed securities, corporate bonds, floating rate instruments and non-U.S. fixed income securities. The subadviser will actively manage the fixed income instruments in the equity component of the Portfolio with a view toward enhancing the Portfolio’s total return as compared to unmanaged blended equity indices.
The subadviser may increase or decrease the equity component’s net equity exposure to manage the Portfolio’s volatility. Under normal conditions, the Portfolio targets an approximate 10% annualized volatility level for the Portfolio’s returns over time. The subadviser monitors the Portfolio’s forecasted volatility on a daily basis but will generally not take

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
action to manage the Portfolio’s net equity exposure if the forecasted volatility is near the target. In more volatile market environments, the subadviser may decrease the equity component’s net equity exposure to attempt to reduce volatility. When market volatility is low, the subadviser may increase the equity component’s net equity exposure to attempt to enhance returns. The subadviser adjusts the equity component’s net equity exposure primarily by increasing or decreasing the exposure to U.S. large- and mid-cap equities. The subadviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the Portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns. There can be no assurance that investment decisions made in seeking to manage the Portfolio’s volatility will achieve the desired results.
The Portfolio’s net equity exposure is primarily adjusted through the use of derivatives, such as futures contracts, equity index swaps and equity options. The subadviser may reduce the Portfolio’s net equity exposure to approximately 25% of net assets or may increase the Portfolio’s net equity exposure to approximately 80% of net assets. These limits may prevent the Portfolio from achieving its target volatility. When the Portfolio engages in derivatives transactions to increase the Portfolio’s net equity exposure, it is using derivatives for speculative purposes and may use leverage.
The subadviser manages the portion of the Portfolio allocated to the fixed income component using a total return strategy that attempts to outperform the Bloomberg Barclays U.S. Aggregate Bond Index. The fixed income component will invest primarily in investment grade debt securities, but may also invest in securities with lower ratings (commonly known as “junk bonds”), which are considered speculative. The subadviser will seek to outperform the index by managing the Portfolio’s duration, issue selection, sector exposure, and other factors relative to the index. The target exposure to the fixed income component is determined without regard to the level of the Portfolio’s net equity exposure.
The Portfolio may invest up to 15% of its total assets in fixed income instruments of issuers based in countries with developing (or “emerging market”) economies. The Portfolio may invest up to 30% of its total assets in fixed income instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated fixed income instruments of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Portfolio may also invest in short sales. The subadviser may use active trading to achieve its objective.
The Portfolio uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between different interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). The subadviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed.
Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)” and the “Glossary” under “Risk Terminology” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goal, which are not described here.

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The Portfolio may be exposed to emerging market risks directly (through investments in emerging market issuers) or indirectly (through certain futures contracts and other derivatives whose value is based on emerging market indices or securities).
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. The Portfolio is indirectly exposed to this risk through its investments in futures contracts and other derivatives. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
Floating Rate Securities Risk. Floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest rates decline. The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Companies Risk. The Portfolio is indirectly exposed to the risks associated with large-cap companies through its investments in derivatives. Large-cap companies tend to go in and out of favor based on market and economic conditions.
Leverage Risk. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments. The Portfolio may also engage in other transactions that expose it to leverage risk. Such transactions may include, among others, reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
Prepayment Risk. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and the adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.
Short Sales Risk. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Mid-Cap Companies Risk. The Portfolio is indirectly exposed to the risks associated with small- and mid-cap companies through its investments in futures and other derivatives. It may be difficult to obtain reliable information and financial data about these companies. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; these securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility Management Risk. There can be no assurance that investment decisions made in seeking to manage portfolio volatility will be successful. In addition, the minimum and maximum equity exposure limits may prevent the subadviser from fully managing portfolio volatility in certain market environments. The Portfolio’s performance may be lower than similar portfolios that do not seek to manage volatility. If the subadviser increases the Portfolio’s net equity exposure and equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if the subadviser reduces the Portfolio’s net equity exposure and equity markets rise, the Portfolio may also underperform. The Portfolio is also subject to the risk that the subadviser may be prevented from trading certain derivatives effectively or in a timely manner.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500®Index, the MSCI EAFE Index (net), the Russell 2000®Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and a blended index. The blended index consists of 40% S&P 500®Index, 15% MSCI EAFE Index (net), 5% Russell 2000®Index and 40% Bloomberg Barclays U.S. Aggregate

Portfolio Summary: SA PIMCO VCP Tactical Balanced Portfolio (formerly, VCP Total Return BalancedSM Portfolio)
Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 4-year period shown in the bar chart, the highest return for a quarter was 4.50% (quarter ended March 31, 2017) and the lowest return for a quarter was -5.83% (quarter ended September 30, 2015). The year-to-date calendar return as of March 31, 2018 was -1.87%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	Since Inception (9-26-16)	Since Inception (5-1-13)
Class 1 Shares	16.52%	13.24%	N/A
Class 3 Shares	16.18%	N/A	7.22%
Blended Index	14.33%	11.77%	8.04%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	0.41%	2.06%
MSCI EAFE® Index (net)	25.03%	18.00%	6.17%
Russell 2000® Index	14.65%	18.97%	12.45%
S&P 500® Index	21.83%	20.61%	14.04%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Pacific Investment Management Company, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Josh Davis, PhD. Executive Vice President, Portfolio Manager — Equity/Vol Management	2013
Josh Thimons Managing Director, Portfolio Manager — Fixed Income	2013
Sudi N. Mariappa Managing Director, Portfolio Manager — Fixed Income	2016
Graham A. Rennison Senior Vice President, Portfolio Manager — Equity Vol Management	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA PineBridge High-Yield Bond Portfolio (formerly, High-Yield Bond Portfolio)
Investment Goal

The Portfolio’s investment goal is high current income and, secondarily, capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.61%	0.61%	0.61%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.65%	0.80%	0.90%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$66	$208	$362	$ 810
Class 2 Shares	82	255	444	990
Class 3 Shares	92	287	498	1,108
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
In addition to junk bonds, the Portfolio may invest in other fixed income securities, primarily loans, convertible bonds, preferred stocks and zero coupon and deferred interest bonds. To a lesser extent, the Portfolio also may invest in U.S. government securities, investment grade bonds and pay-in-kind bonds. The Portfolio may invest in foreign securities and may make short-term investments.
The Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with

Portfolio Summary: SA PineBridge High-Yield Bond Portfolio (formerly, High-Yield Bond Portfolio)
low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Loan Risk. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the ICE BofA Merrill Lynch High Yield Master II Index. Fees and

Portfolio Summary: SA PineBridge High-Yield Bond Portfolio (formerly, High-Yield Bond Portfolio)
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.81% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.09% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -1.22%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	9.61%	6.20%	6.17%
Class 2 Shares	9.63%	6.05%	6.01%
Class 3 Shares	9.56%	5.96%	5.91%
ICE BofA Merrill Lynch High Yield Master II Index	7.48%	5.80%	7.89%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by PineBridge Investments, LLC.
Portfolio Manager
Name and Title	Portfolio Manager of the Portfolio Since
John Yovanovic, CFA Managing Director and Head of High Yield Portfolio Management	2007
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Putnam International Growth and Income Portfolio (formerly, International Growth and Income Portfolio)
Investment Goal

The Portfolio’s investment goal is growth of capital and, secondarily, current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.94%	0.94%	0.94%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	1.00%	1.15%	1.25%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$318	$552	$1,225
Class 2 Shares	117	365	633	1,398
Class 3 Shares	127	397	686	1,511
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and that the subadviser believes offer a potential for income. The Portfolio primarily invests in large cap foreign stocks and will also invest in mid-cap foreign stocks. A portion of the Portfolio’s foreign investments may be in securities of issuers located in emerging markets.
The Portfolio will invest mainly in value stocks. Value stocks are those that the subadviser believes are currently undervalued by the market.
In addition, the Portfolio may invest in fixed income securities (up to 20% of net assets), including junk bonds.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater

Portfolio Summary: SA Putnam International Growth and Income Portfolio (formerly, International Growth and Income Portfolio)
sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Credit Risk. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Value Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

Portfolio Summary: SA Putnam International Growth and Income Portfolio (formerly, International Growth and Income Portfolio)
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.10% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.70% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was -1.43%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	24.61%	6.56%	0.62%
Class 2 Shares	24.30%	6.39%	0.46%
Class 3 Shares	24.25%	6.29%	0.36%
MSCI EAFE Value Index (net)	21.44%	6.95%	1.15%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Putnam Investment Management, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Darren Jaroch Portfolio Manager	2009
Karan Sodhi Assistant Portfolio Manager	2012
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.84%	0.84%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements[1,2]	0.94%	1.19%
Fee Waivers and/or Expense Reimbursements[1]	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.94%	1.19%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.90% and 1.15% of the average daily net assets of the Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 96	$300	$520	$1,155
Class 3 Shares	121	378	654	1,443
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal through flexible asset allocation driven by tactical and thematic ideas. The Portfolio obtains broad exposure to equity, fixed income and currency asset classes by investing in securities, exchange-traded funds (“ETFs”) and derivatives that provide exposure to these asset classes. The Portfolio invests in, or obtains exposure to, equity and fixed income securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers. The Portfolio normally invests in, or obtains exposure to, investments in a number of different countries around the world. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.
Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure, although the Portfolio’s equity exposure may range from approximately 50-70% of its net assets and its fixed income exposure may range from approximately 20-50% of its

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
net assets. The Portfolio’s overall net equity exposure may be reduced to less than 50% through the volatility control process described below. The subadviser makes use of fundamental macro research and proprietary asset allocation models to aid the asset allocation decision making process. By adjusting investment exposures among the various asset classes in the Portfolio, the subadviser seeks to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to pursue the Portfolio’s investment goal.
The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in, or obtain exposure to, equity securities of companies of any market capitalization; however, the Portfolio’s investments in small- and mid-capitalization companies will be limited to 10% of its net assets. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio will limit its investments in equity securities of emerging market issuers to 10% of its net assets.
The Portfolio’s fixed income exposure will be obtained through investment in, or exposure to, a range of fixed income instruments, including U.S. corporate debt securities, U.S. Government securities, foreign sovereign debt and supranational debt. The Portfolio may also invest in or obtain exposure to, other fixed income securities, including mortgage-backed and asset-backed securities, collateralized debt obligations, municipal securities, variable and floating rate obligations, zero coupon bonds, and TIPS.
The Portfolio may make substantial use of derivatives. The subadviser may seek to obtain, or reduce, exposure to one or more asset classes through the use of exchange-traded or over-the-counter derivatives, such as futures contracts, currency forwards, interest rate swaps, total return swaps, credit default swaps, inflation swaps, options (puts and calls) purchased or sold by the Portfolio, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics.
The Portfolio incorporates a volatility control process that seeks to limit the volatility of the Portfolio to 10%. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns over time without regard to the direction of those changes. The subadviser may use a variety of equity and fixed income futures and currency forwards as the principal tools to implement the volatility management strategy. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.
Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target maximum level.
The Portfolio’s target maximum volatility level of 10% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified target range. It is possible for the Portfolio to maintain its volatility at or under its target maximum volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)” and the “Glossary” under “Risk Terminology” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. These risks include those associated with direct investments in securities and in the securities underlying the ETFs or derivatives in which the Portfolio may invest.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Convertible Securities Risk. The value of convertible securities may be affected by market interest rate fluctuations, credit risk and the value of the underlying common stock into which these securities may be converted. Issuers may have the right to buy back or “call” certain convertible securities at a time unfavorable to the Portfolio.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Credit Risk. The risk that an issuer will default on interest or principal payments. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the
Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. The Portfolio is indirectly exposed to this risk through its investments in futures contracts and other derivatives. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.
Floating Rate Securities Risk. Floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest rates decline. The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option, futures contract or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Prepayment Risk. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.
Regulatory Risk. Derivative contracts, including, without limitation, futures, swaps and currency forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. With respect to swaps, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter swaps with the Portfolio. Shares of investment companies (other than money market funds) may not be posted as collateral under these regulations. The additional requirements for posting of initial margin in connection with over-the-counter swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, along with additional regulations under the Dodd-Frank Act regarding clearing and mandatory trading and trade reporting of derivatives, generally have increased the costs of trading in these instruments and, as a result, may affect returns to investors in the Portfolio.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and the adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; these securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. In addition, the minimum and maximum equity exposure limits may prevent the subadviser from fully managing portfolio volatility in certain market environments. There can be no guarantee that the Portfolio’s volatility will be below its target maximum level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target maximum volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various nonquantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI World Index (net), the Bloomberg Barclays U.S. Corporate Investment Grade Index, and a blended index. The blended index consists of 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Corporate Investment Grade Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 1-year period shown in the bar chart, the highest return for a quarter was 3.66% (quarter ended December 31, 2017) and the lowest return for a quarter was 2.78% (quarter ended June 30, 2017). The year-to-date calendar return as of March 31, 2018 was -2.06%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	Since Inception (9-26-16)	Since Inception (1-25-16)
Class 1 Shares	13.31%	11.44%	N/A
Class 3 Shares	13.14%	N/A	11.84%
MSCI World Index (net)	22.40%	18.91%	19.99%
Blended Index	15.77%	12.21%	14.44%
Bloomberg Barclays U.S. Corporate Investment Grade Index	6.42%	2.73%	6.48%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

Portfolio Summary: SA Schroders VCP Global Allocation Portfolio
The Portfolio is subadvised by Schroder Investment Management North America Inc., along with its affiliate, Schroder Investment Management North America Ltd.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Johanna Kyrklund, CFA Global Head of Multi-Asset Investments	2016
Michael Hodgson, PhD Head of Risk Managed Investments & Structuring	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Small Cap Index Portfolio
Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the Russell 2000® Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.35%	0.35%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	0.56%	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.45%	0.70%
[1]	“Other Expenses” for Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.45% and 0.70%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$46	$168	$302	$691
Class 3 Shares	72	248	439	991
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to provide investment results that correspond with the performance of the Russell 2000® Index (the “Index”). The Index measures the performance of small-capitalization companies in the United States. It is a subset of the Russell 3000® Index, which comprises the 3,000 largest U.S. companies based on total market capitalization.
The Adviser primarily seeks to achieve the Portfolio’s objective by investing in all or substantially all of the stocks included in the Index, a strategy known as “replication.” The Adviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. Under normal circumstances, the Portfolio invests substantially all, but at least 80%, of its net assets in securities included in the Index or in securities that SunAmerica, the Portfolio’s investment adviser, determines have economic characteristics that are comparable

Portfolio Summary: SA Small Cap Index Portfolio
to the economic characteristics of securities included in the Index. The Portfolio will not concentrate, except to approximately the same extent as the Index may concentrate, in the securities of any industry. It is not anticipated, however, that the Portfolio will, under normal circumstances, be concentrated in the securities of any industry.
Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small Sized Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
REIT (Real Estate Investment Trusts) Risk. The Portfolio may invest in REITs. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks. The Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid by the Portfolio. REITs may be leveraged, which increases risk. In addition, recent legislation permits a direct
REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company paying dividends attributable to such income to pass through this special treatment to its shareholders. Unless future legislation or regulation provides for a pass-through, investors in such a regulated investment company will treat such distributions as ordinary dividend income, as under prior law, whereas a direct REIT investor would benefit from the special treatment.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.

Portfolio Summary: SA Small Cap Index Portfolio
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Timothy Campion Lead Portfolio Manager	2017
Andrew Sheridan Co-Portfolio Manager	2017
Jane Bayar Algieri Co-Portfolio Manager	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA T. Rowe Price Asset Allocation Growth Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.70%	0.70%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.37%	0.37%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.07%	1.32%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.26%	-0.26%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.81%	1.06%
[1]	“Other Expenses” for Class 1 and Class 3 Shares are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.81% and 1.06%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/ or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 83	$315	$565	$1,282
Class 3 Shares	108	393	699	1,568
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

Under normal market conditions, the Portfolio targets an allocation of approximately 80% of its net assets to equity strategies and approximately 20% of its net assets to fixed income strategies, although the Portfolio’s allocation to equity strategies may range from approximately 70%-90% of its net assets and its allocation to fixed income strategies may range from approximately 10%-30% of its net assets.
When deciding upon overall allocations between stocks and fixed income securities, T. Rowe Price Associates, Inc. (“T. Rowe Price”), the Portfolio’s subadviser, may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth

Portfolio Summary: SA T. Rowe Price Asset Allocation Growth Portfolio
is expected, the subadviser may favor stocks. The fixed income securities in which the Portfolio intends to invest are primarily investment grade and are chosen from across the entire government and corporate markets. Maturities generally reflect the subadviser’s outlook for interest rates.
When selecting particular equity securities, T. Rowe Price will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, and small- to large-cap stocks. This process draws heavily upon the proprietary stock research expertise of T. Rowe Price. While the Portfolio maintains a diversified portfolio, T. Rowe Price may, at any particular time, shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.
A similar security selection process applies to fixed income securities. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, mortgage- and asset-backed securities), T. Rowe Price weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations.
Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 58% S&P 500® Index, 3% S&P Midcap 400® Index, 3% Russell 2000® Index, 16% MSCI EAFE and 20% Bloomberg Barclays US Government/Credit Bond Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, T. Rowe Price intends to tactically adjust the Portfolio’s equity and fixed income allocation, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s ability to achieve its investment goal depends in part on a subadviser’s skill in determining the Portfolio’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that a subadviser may favor an investment strategy that performs poorly relative to other investment strategies.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Portfolio Summary: SA T. Rowe Price Asset Allocation Growth Portfolio
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s risks relative to the Blended Index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by T. Rowe Price.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Robert A. Panariello, CFA, CAIA, FRM Vice President	2017
Charles M. Shriver, CFA Vice President	2017
Toby M. Thompson, CFA, CAIA Vice President	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.78%	0.78%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses [2]	0.03%	0.03%
Total Annual Portfolio Operating Expenses[1,2]	0.86%	1.11%
[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	During the fiscal year ended January 31, 2018, the Portfolio recouped (paid) amounts to SunAmerica Asset Management, LLC (“SunAmerica”) that were previously waived and/or reimbursed within the prior two years. If the amount recouped was included in “Other Expenses,” the Total Annual Portfolio Operating Expenses would have been 0.91% and 1.15% for Class 1 and Class 3 shares, respectively. As of January 31, 2018, the Portfolio does not have a balance subject to recoupment by SunAmerica.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 88	$274	$477	$1,061
Class 3 Shares	113	353	612	1,352
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio normally invests approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers. The Portfolio will invest at least 25% of its total assets in fixed income senior securities and at least 25% of its total assets in equity securities. In addition, the subadviser employs a “VCP” (Volatility Control Portfolio) risk management process intended to manage the volatility level of the Portfolio’s annual returns.
When deciding upon overall allocations between stocks and fixed income securities, the subadviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the subadviser may favor stocks. The fixed income securities in which the Portfolio intends to invest, including the foreign fixed income securities, are primarily investment grade and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the subadviser’s outlook for interest rates.
When selecting particular stocks, the subadviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the subadviser. While the Portfolio maintains a well-diversified portfolio, the subadviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.
A similar security selection process applies to fixed income securities. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, junk bonds, mortgage- and asset-backed securities, foreign fixed income securities and emerging market fixed income securities), the subadviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest

Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio
rate movements and currency valuations, and the yield advantage that lower-rated fixed income securities may offer over investment grade fixed income securities.
Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
The Portfolio targets a volatility level of 10% within a range of 9% to 13%. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns over time without regard to the direction of those changes. The subadviser expects to use a variety of equity index and fixed income futures and currency forwards as the principal tools to implement this volatility management strategy. The Portfolio’s overall equity exposure may be reduced to approximately 20% as a result of the volatility management strategy. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.
Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target level.
The Portfolio’s target volatility level of 10% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified target range. It is possible for the Portfolio to maintain its volatility at or under its target volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other
than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)” and the “Glossary” under “Risk Terminology” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. These risks include those associated with direct investments in securities and in the securities underlying the derivatives in which the Portfolio may invest.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit Risk. The risk that an issuer will default on interest or principal payments. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result,

Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio
investments in emerging market securities tend to be more volatile than investments in developed countries.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. The Portfolio is indirectly exposed to this risk through its investments in futures contracts and other derivatives. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Prepayment Risk. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and the adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.

Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices.
Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. In addition, the minimum and maximum equity exposure limits may prevent the subadviser from fully managing portfolio volatility in certain market environments. There can be no guarantee that the Portfolio will maintain its target volatility level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the MSCI EAFE Index (net), the Bloomberg Barclays U.S. Aggregate Bond Index, and a blended index. The blended index consists of 45.5% S&P 500® Index, 19.5% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 1-year period shown in the bar chart, the highest return for a quarter was 5.43% (quarter ended March 31, 2017) and the lowest return for a quarter was 3.93% (quarter ended September 30, 2017). The year-to-date calendar return as of March 31, 2018 was -0.39%.

Portfolio Summary: SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	Since Inception (9-26-16)	Since Inception (1-25-16)
Class 1 Shares	19.19%	15.24%	N/A
Class 3 Shares	18.96%	N/A	13.36%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	0.41%	2.74%
MSCI EAFE® Index (net)	25.03%	18.00%	18.18%
S&P 500® Index	21.83%	20.61%	21.62%
Blended Index	15.74%	12.73%	14.11%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by T. Rowe Price Associates, Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Charles M. Shriver, CFA Vice President	2016
Anna A. Dreyer, PhD., CFA Vice President	2016
Toby M. Thompson, CFA, CAIA Vice President	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA Templeton Foreign Value Portfolio (formerly, Foreign Value Portfolio)
Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.79%	0.79%	0.79%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.83%	0.98%	1.08%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 85	$265	$460	$1,025
Class 2 Shares	100	312	542	1,201
Class 3 Shares	110	343	595	1,317
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets. The Portfolio invests in companies across all market capitalization ranges, including mid- and small-cap companies. When choosing equity investments for the Portfolio, the subadviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measures relevant to stock valuation, such as a company’s price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.
The Portfolio may invest up to 25% of its assets in emerging markets securities and in foreign debt securities. Depending upon current market conditions, the Portfolio may invest in debt securities of countries and governments located anywhere in the world. The Portfolio’s foreign investments may include depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions, technology companies or industrial companies. The Portfolio may invest up to 15% of its assets in unlisted foreign securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio

Portfolio Summary: SA Templeton Foreign Value Portfolio (formerly, Foreign Value Portfolio)
securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the
Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Depositary Receipts Risk. . Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or

Portfolio Summary: SA Templeton Foreign Value Portfolio (formerly, Foreign Value Portfolio)
heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.51% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.07% (quarter ended September 30, 2011). The year-to-date calendar return as of March 31, 2018 was -2.30%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Since Inception (1-23-12)
Class 1 Shares	21.72%	6.26%	N/A	7.69%
Class 2 Shares	21.54%	6.10%	1.15%	N/A
Class 3 Shares	21.42%	5.99%	1.04%	N/A
MSCI EAFE® Index (net)	25.03%	7.90%	1.94%	8.75%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by Templeton Investment Counsel, LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Antonio T. Docal, CFA President, Director of Portfolio Management, Lead Portfolio Manager and Research Analyst	2002
Peter A. Nori, CFA Executive Vice President, Primary Backup Portfolio Manager and Research Analyst	2012
Heather Waddell, CFA Executive Vice President, Secondary Backup Portfolio Manager and Research Analyst	2010
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
Investment Goals

The Portfolio’s investment goals are capital appreciation and current income while managing net equity exposure.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”).
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.21%	0.21%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses [1]	0.55%	0.55%
Total Annual Portfolio Operating Expenses[1]	0.77%	1.02%
[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 79	$246	$428	$ 954
Class 3 Shares	104	325	563	1,248
Portfolio Turnover
The portion of the Portfolio that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of
Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Portfolio (defined below).
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of the Underlying Portfolios, which are portfolios of SunAmerica Series Trust (the “Trust”), Anchor Series Trust, and Seasons Series Trust (collectively, the “Underlying Trusts”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”). The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Overlay Component will invest in derivative instruments to manage the Portfolio’s net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures and stock index options, but may also include options on stock index futures and stock index swaps. The aforementioned derivative instruments may be traded on an exchange or over the counter. The Portfolio’s net equity exposure will be primarily adjusted through the use of stock index futures and stock index options. When the market is in a state of higher volatility, the Portfolio may decrease its net equity exposure by taking a net short position in derivative instruments. (As used throughout this prospectus, “net equity exposure” means the Portfolio’s level of exposure to the equity market through Underlying Portfolios investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other instruments in the Overlay Component.) When the Portfolio purchases a derivative to increase the Portfolio’s net equity exposure, it is using derivatives for speculative purposes. When the Portfolio sells derivatives instruments short to reduce the Portfolio’s net equity exposure, it is using derivatives for hedging purposes. The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Portfolio, and to serve

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
as collateral for the derivative instruments used to manage the overall Portfolio’s net equity exposure.
SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is the Adviser to the Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.
The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Portfolio cash flows are expected to be used to maintain or move Underlying Portfolio exposures close to target allocations, but sales and purchases of Underlying Portfolios may also be used to change or remain near target allocations.
The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. AllianceBernstein L.P. (the “Subadviser” or “AllianceBernstein”) is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.
The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio’s overall net equity exposure and, therefore, its volatility and return potential.
Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long-term periods of approximately 60%-65%. The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.
The Subadviser will manage the Portfolio’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500 Index volatility, and is intended to provide guidance to the Subadviser with respect to the allocation of the Overlay Component’s assets among general categories. The Subadviser is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Portfolio. As estimated equity market volatility decreases or increases, the Subadviser will adjust the Portfolio’s net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by the Subadviser may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Portfolio’s Board of Trustees (the “Board”), including a majority of the Independent Trustees.
The Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure. If the Subadviser increases the Portfolio’s net equity exposure and equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if the Subadviser reduces the Portfolio’s net equity exposure and equity markets

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
rise, the Portfolio may also underperform traditional or static allocation funds.
In addition to managing the Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.
The following chart sets forth the target allocations of the Portfolio set by SunAmerica on January 31, 2018, to equity and fixed income Underlying Portfolios and securities. These target allocations represent SunAmerica’s current goal for the allocation of the Portfolio’s assets and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and the Subadviser’s management of the Overlay Component in response to volatility changes.
Asset Class	% of Total Portfolio
Equity	56.0%
U.S. Large Cap	38.6%
U.S. Small and Mid-Cap	6.2%
Foreign Equity	11.2%
Fixed Income	44.0%
U.S. Investment Grade	42.2%
U.S. High Yield	0.8%
Foreign Fixed Income	1.0%
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit
Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio” and the Glossary in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goals, which are not described here.
Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s or an Underlying Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.
Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Leverage Risk. Leverage risk is a direct risk of investing in the Portfolio. Certain ETFs, managed futures instruments, and some other derivatives the Portfolio buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments.
Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Credit Risk. Credit risk is both a direct and indirect risk of investing in the Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Portfolio’s securities are not denominated.
Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Other principal direct risks of investing in the Portfolio include:
Dynamic Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the volatility formula that will be used to determine the allocation and reallocation of

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
the Portfolio’s assets among the various asset classes and instruments may not produce the desired result. The Portfolio is also subject to the risk that the Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure.
Investment Company Risk. The risks of the Portfolio owning other investment companies, including the Underlying Portfolios, generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities held by other investment companies, including the Underlying Portfolios purchased or sold by the Portfolio, could result in losses on the Portfolio’s investment in such securities. Other investment companies, including the Underlying Portfolios, also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Other indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
“Passively Managed” Strategy Risk. An Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Portfolio will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.
Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 5-year period shown in the bar chart, the highest return for a quarter was 6.43% (quarter ended March 31, 2013) and the lowest return for a quarter was -6.22% (quarter ended September 30, 2015). The year-to-date calendar return as of March 31, 2018 was -1.83%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	Since Inception (9-26-16)	Since Inception (1-23-12)
Class 1 Shares	20.26%	N/A	15.91%	N/A
Class 3 Shares	20.02%	7.75%	N/A	7.66%
Blended Index	14.21%	10.25%	12.17%	10.03%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	0.41%	2.49%
S&P 500® Index	21.83%	15.79%	20.61%	15.10%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica also manages the Fund-of-Funds Component of the Portfolio. The Overlay Component of the Portfolio is subadvised by AllianceBernstein.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund- of-Funds Component of the Portfolio Since
SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

Name and Title	Portfolio Managers of the Overlay Component of the Portfolio Since
AllianceBernstein
Joshua Lisser Chief Investment Officer — Index Strategies	2012
Ben Sklar Portfolio Manager — Index Strategies	2012
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other

Portfolio Summary: SA VCP Dynamic Allocation Portfolio (formerly, SunAmerica Dynamic Allocation Portfolio)
financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
Investment Goals

The Portfolio’s investment goals are capital appreciation and current income while managing net equity exposure.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”).
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.22%	0.22%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses [1]	0.56%	0.56%
Total Annual Portfolio Operating Expenses[1]	0.79%	1.04%
[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 81	$252	$439	$ 978
Class 3 Shares	106	331	574	1,271
Portfolio Turnover
The portion of the Portfolio that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of
Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Portfolio (defined below).
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of the Underlying Portfolios, which are portfolios of SunAmerica Series Trust (the “Trust”), Anchor Series Trust, and Seasons Series Trust (collectively, the “Underlying Trusts”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”). The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Overlay Component will primarily invest in derivative instruments to manage the Portfolio’s net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures and stock index options, but may also include options on stock index futures and stock index swaps. The aforementioned derivative instruments may be traded on an exchange or over the counter. The Portfolio’s net equity exposure will be primarily adjusted through the use of stock index futures and stock index options. When the market is in a state of higher volatility, the Portfolio may decrease its net equity exposure by taking a net short position in derivative instruments. (As used throughout this prospectus, “net equity exposure” means the Portfolio’s level of exposure to the equity market through Underlying Portfolios investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other instruments in the Overlay Component.) When the Portfolio purchases a derivative to increase the Portfolio’s net equity exposure, it is using derivatives for speculative purposes. When the Portfolio sells derivatives instruments short to reduce the Portfolio’s net equity exposure, it is using derivatives for hedging purposes. The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Portfolio, and to serve

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
as collateral for the derivative instruments used to manage the overall Portfolio’s net equity exposure.
SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is the Adviser to the Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.
The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund-of-Funds Component is expected to have a greater allocation to value equity Underlying Portfolios than to growth equity Underlying Portfolios. The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Portfolio cash flows are expected to be the primary tool used to maintain or move Underlying Portfolio exposures close to target allocations, but sales and purchases of Underlying Portfolios may also be used to change or remain near target allocations.
The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. AllianceBernstein L.P. (the “Subadviser” or “AllianceBernstein”) is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.
The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long-term periods of approximately 60%-65%. The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Portfolio’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Portfolio to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.
The Subadviser will manage the Portfolio’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500 Index volatility, and is intended to provide guidance to the Subadviser with respect to the allocation of the Overlay Component’s assets among general categories. The Subadviser is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Portfolio. As estimated equity market volatility decreases or increases, the Subadviser will adjust the Portfolio’s net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by the Subadviser may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Portfolio’s Board of Trustees (the “Board”), including a majority of the Independent Trustees.
The Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure. If the Subadviser increases the Portfolio’s net equity exposure and

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if the Subadviser reduces the Portfolio’s net equity exposure and equity markets rise, the Portfolio may also underperform traditional or static allocation funds.
In addition to managing the Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.
The following chart sets forth the target allocations of the Portfolio set by SunAmerica on January 31, 2018, to equity and fixed income Underlying Portfolios and securities. These target allocations represent SunAmerica’s current goal for the allocation of the Portfolio’s assets and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and the Subadviser’s management of the Overlay Component in response to volatility changes.
Asset Class	% of Total Portfolio
Equity	64.0%
U.S. Large Cap	45.4%
U.S. Small and Mid Cap	8.0%
Foreign Equity	10.6%
Fixed Income	36.0%
U.S. Investment Grade	34.0%
U.S. High Yield	0.6%
Foreign Fixed Income	1.4%
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio” and the Glossary in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its investment goals, which are not described here.
Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s or an Underlying Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.
Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may experience significant delays in obtaining any recovery in a

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Leverage Risk. Leverage risk is a direct risk of investing in the Portfolio. Certain managed futures instruments, and some other derivatives the Portfolio buys, involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments.
Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Credit Risk. Credit risk is both a direct and indirect risk of investing in the Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Portfolio’s securities are not denominated.
Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Other principal direct risks of investing in the Portfolio include:

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
Dynamic Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the volatility formula that will be used to determine the allocation and reallocation of the Portfolio’s assets among the various asset classes and instruments may not produce the desired result. The Portfolio is also subject to the risk that the Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure.
Investment Company Risk. The risks of the Portfolio owning other investment companies, including the Underlying Portfolios generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities held by the other investment companies, including the Underlying Portfolios purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies, including the Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Other indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
“Passively Managed” Strategy Risk. An Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Portfolio will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.
Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
developed markets; however, such markets can provide higher rates of return to investors.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and a blended index. The blended index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the 5-year period shown in the bar chart, the highest return for a quarter was 6.73% (quarter ended March 31, 2013) and the lowest return for a quarter was -5.81% (quarter ended September 30, 2015). The year-to-date calendar return as of March 31, 2018 was -2.12%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	Since Inception (9-26-16)	Since Inception (7-16-12)
Class 1 Shares	18.66%	N/A	15.44%	N/A
Class 3 Shares	18.34%	7.61%	N/A	7.88%
Blended Index	14.21%	10.25%	12.17%	10.16%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	0.41%	2.09%
S&P 500® Index	21.83%	15.79%	20.61%	15.65%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica also manages the Fund-of-Funds Component of the Portfolio. The Overlay Component of the Portfolio is subadvised by AllianceBernstein.

Portfolio Summary: SA VCP Dynamic Strategy Portfolio (formerly, SunAmerica Dynamic Strategy Portfolio)
Portfolio Managers
Name and Title	Portfolio Manager of the Fund- of-Funds Component of the Portfolio Since
SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2015
Manisha Singh, CFA Co-Portfolio Manager	2017

Name and Title	Portfolio Managers of the Overlay Component of the Portfolio Since
AllianceBernstein
Joshua Lisser Chief Investment Officer — Index Strategies	2012
Ben Sklar Portfolio Manager — Index Strategies	2012
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA VCP Index Allocation Portfolio
Investment Goal

The Portfolio’s investment goal is to seek capital appreciation and, secondarily, income while managing portfolio volatility.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	0.20%	0.20%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.38%	0.38%
Total Annual Portfolio Operating Expenses	0.77%	1.02%
Fee Waivers and/or Expense Reimbursements[1,2]	-0.11%	-0.11%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.66%	0.91%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class 1 and Class 3 Shares have been estimated for the current year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed, for the period from the Portfolio’s inception through April 30, 2019, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.28% and 0.53%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/ or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2019. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$67	$235	$417	$ 944
Class 3 Shares	93	314	553	1,238
Portfolio Turnover
The portion of the Portfolio that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Portfolio (defined below).
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its goals by investing under normal conditions approximately 80% of its assets in a combination of other mutual funds (the “Underlying Portfolios”) (the “Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options selected through the use of a “VCP” (Volatility Control Portfolio) risk management process designed to manage the volatility level of the Portfolio’s annual returns (the “Overlay Component”). SunAmerica, the Portfolio’s adviser, is responsible for managing the Fund-of-Funds Component. T. Rowe Price Associates, Inc. (“T. Rowe Price”), the Portfolio’s subadviser, is responsible for managing the Overlay Component.
Under normal circumstances, the Fund-of-Funds Component will allocate approximately 70% of its assets (with a range of

Portfolio Summary: SA VCP Index Allocation Portfolio
60% to 80%) to Underlying Portfolios investing primarily in equity securities (the “Underlying Equity Portfolios”) and 30% of its assets (with a range of 20% to 40%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by SunAmerica. The Underlying Equity Portfolios include, among others, funds that invest in domestic and international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.
The Underlying Portfolios will be limited to index funds, which are passively managed to track the performance of designated indices. The Fund-of-Funds Component may invest a significant portion of its assets in any single Underlying Portfolio.
The following chart sets forth the Fund-of-Funds Component’s target allocations set by SunAmerica on January 31, 2018 to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Fund-of-Funds Component’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by SunAmerica to the target allocations.
Underlying Portfolio	% of Total Portfolio
Equity	74%
SA Large Cap Index Portfolio	48.5%
SA Mid Cap Index Portfolio	6%
SA Small Cap Index Portfolio	5%
SA International Index Portfolio	14.5%
Fixed Income	26%
SA Fixed Income Intermediate Index Portfolio	12%
SA Fixed Income Index Portfolio	14%
The Underlying Portfolio selection is made based on the Fund-of-Funds Component’s 70%/30% asset allocation strategy discussed above. SunAmerica may adjust the Fund-of-Funds Component’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. SunAmerica intends to rebalance the Fund-of-Funds Component on an ongoing basis using cash flows; however, it reserves the right to rebalance the Fund-of-Funds Component through exchanges at any time.
The Overlay Component will utilize a systematic volatility control process to manage the risk of the Portfolio. The Portfolio targets a volatility level of 11% within a range of 10% to 14%. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns over time without regard to the direction of those changes. T. Rowe Price expects to use a variety of equity index and fixed income futures and currency forwards as the principal tools to implement this volatility management strategy. The Portfolio’s overall net equity exposure may be reduced to 20% or increased to 100% as a result of the volatility management strategy. In addition, T. Rowe Price will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.
Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target level.
The Portfolio’s target volatility level of 11% is not a total return performance target. The Portfolio does not expect its total return performance to be within any specified target range. It is possible for the Portfolio to maintain its volatility at or under its target volatility level while having negative performance returns. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets, may expose the Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.
The Portfolio may also invest its assets in money market securities, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, bank deposits, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Portfolio’s money market securities holdings may serve as collateral for the Portfolio’s derivative positions, earn income for the Portfolio and be used for cash management purposes.
The subadviser may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active

Portfolio Summary: SA VCP Index Allocation Portfolio
trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.

Portfolio Summary: SA VCP Index Allocation Portfolio
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching the Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Portfolios Risk. The risks of the Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, the Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.
Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.
Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. In addition, the minimum and maximum equity exposure limits may prevent the subadviser from fully managing portfolio volatility in certain market environments. There can be no guarantee that the Portfolio will maintain its target volatility level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only

Portfolio Summary: SA VCP Index Allocation Portfolio
invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Performance Information

Since the Portfolio has not been in operation for a full calendar year, no performance information is available.
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. SunAmerica also manages the Fund-of-Funds Component of the Portfolio.
The Overlay Component of the Portfolio is subadvised by T. Rowe Price.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund- of-Funds Component of the Portfolio Since
SunAmerica
Douglas Loeffler, CFA Senior Portfolio Manager	2017
Manisha Singh, CFA Portfolio Manager	2017

Name and Title	Portfolio Managers of the Overlay Component of the Portfolio Since
T. Rowe Price
Anna A. Dreyer, PhD, CFA Vice President	2017
Charles M. Shriver, CFA Vice President	2017
Toby M. Thompson, CFA, CAIA Vice President	2017
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA WellsCap Aggressive Growth Portfolio (formerly, Aggressive Growth Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.84%	0.99%	1.09%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 86	$268	$466	$1,037
Class 2 Shares	101	315	547	1,213
Class 3 Shares	111	347	601	1,329
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in common and preferred stocks of U.S. companies.
The Portfolio invests principally in equity securities of small- and mid-capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders.
The subadviser’s management team distinctly differentiates its investment process through the following five main tenets:
•	Research designed to “Surround the Company” — The team employs a rigorous bottom-up research process to develop and validate an investment thesis.
•	Research companies across the market cap spectrum to develop unique fundamental insights — Although the investment team manages all-cap, large-cap, mid-cap, and small- to mid-cap strategies, the team invests primarily in small- to mid-cap company stocks within this particular strategy.
•	Analysis of current balance sheet to understand future earnings — Financial analysis focuses equally on a company’s income statement and its balance sheet.
•	Disciplined management of valuation targets — The team establishes near-term and long-term price targets for each holding in the portfolio.
•	Construct a portfolio to balance return vs. risk — The portfolio composition is closely monitored, as the subadviser believes that constructing a well-diversified portfolio further reduces risk while enhancing return.
The Portfolio may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities and American Depositary Receipts (“ADRs”).
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock

Portfolio Summary: SA WellsCap Aggressive Growth Portfolio (formerly, Aggressive Growth Portfolio)
prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Technology Company Risk. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio’s returns may be considerably more volatile than those of a fund that does not invest in technology companies.
Depositary Receipts Risk. . Depositary receipts, such as ADRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2500® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Portfolio Summary: SA WellsCap Aggressive Growth Portfolio (formerly, Aggressive Growth Portfolio)
Wells Capital Management Incorporated (“WellsCap”) assumed subadvisory duties of the Portfolio on July 20, 2009. Prior to July 20, 2009, the Portfolio was managed by SunAmerica.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.94% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.65% (quarter ended September 30, 2008). The year-to-date calendar return as of March 31, 2018 was 3.19%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	29.53%	14.58%	6.14%
Class 2 Shares	29.40%	14.41%	5.98%
Class 3 Shares	29.27%	14.30%	5.87%
Russell 2500® Growth Index	24.46%	15.47%	9.62%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by WellsCap.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Michael T. Smith, CFA Managing Director and Senior Portfolio Manager	2011
Christopher J. Warner, CFA Portfolio Manager	2012
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Portfolio Summary: SA WellsCap Fundamental Growth Portfolio (formerly, Fundamental Growth Portfolio)
Investment Goal

The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.92%	1.07%	1.17%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$ 94	$293	$509	$1,131
Class 2 Shares	109	340	590	1,306
Class 3 Shares	119	372	644	1,420
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in common and preferred stocks of U.S. companies.
The Portfolio invests principally in equity securities of large-capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Portfolio may also invest, to a limited extent, in equity securities of medium capitalization companies. The subadviser may engage in frequent and active trading of portfolio securities.
The subadviser’s management team distinctly differentiates its investment process through the following five main tenets:
•	Research designed to “Surround the Company” — The team employs a rigorous bottom-up research process to develop and validate an investment thesis.
•	Research companies across the market cap spectrum to develop unique fundamental insights — Although the investment team manages all-cap, large-cap, mid-cap, and small- to mid-cap strategies, the team invests primarily in small- to mid-cap company stocks within this particular strategy.
•	Analysis of current balance sheet to understand future earnings — Financial analysis focuses equally on a company’s income statement and its balance sheet.
•	Disciplined management of valuation targets — The team establishes near-term and long-term price targets for each holding in the portfolio.
•	Construct a portfolio to balance return vs. risk — The portfolio composition is closely monitored, as the subadviser believes that constructing a well-diversified portfolio further reduces risk while enhancing return.
The Portfolio may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities and American Depositary Receipts (“ADRs”).
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of

Portfolio Summary: SA WellsCap Fundamental Growth Portfolio (formerly, Fundamental Growth Portfolio)
the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
Depositary Receipts Risk. . Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and

Portfolio Summary: SA WellsCap Fundamental Growth Portfolio (formerly, Fundamental Growth Portfolio)
comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective May 1, 2007, Wells Capital Management Incorporated (“WellsCap”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2007, Putnam Investment Management, LLC served as subadviser.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.50% (quarter ended March 31, 2012) and the lowest return for a quarter was -26.05% (quarter ended
December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 3.80%.
Average Annual Total Returns (For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class 1 Shares	35.69%	15.46%	7.06%
Class 2 Shares	35.46%	15.29%	6.90%
Class 3 Shares	35.32%	15.17%	6.79%
Russell 1000® Growth Index	30.21%	17.33%	10.00%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica.
The Portfolio is subadvised by WellsCap.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Michael T. Smith, CFA Managing Director and Senior Portfolio Manager	2011
Christopher J. Warner, CFA Portfolio Manager	2016
For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 204.

Important Additional Information
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of the Portfolio’s shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends and the separate accounts that receive the dividends are not subject to tax. However contract holders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contract holders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
In addition to the Portfolios’ principal investments discussed in their respective Portfolio Summaries, the Portfolios may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of these non-principal investments and risks. In addition, the Glossary contains additional information about the Portfolios’ principal investments and risks identified in their respective Portfolio Summaries.
From time to time, certain Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goal.
In addition to the securities and techniques described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Statement of Additional Information of SunAmerica Series Trust (the “Trust”), which you may obtain free of charge (see back cover).
Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.
The principal investment goal and strategies for each of the Portfolios in this Prospectus are non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. Shareholders will be given at least 60 days written notice in advance of any change to a Portfolio’s investment goal or to its investment strategy that requires 80% of its net assets to be invested in certain securities.
Appendix B to this Prospectus lists the other mutual funds (each, an “Underlying Portfolio” and collectively, the “Underlying Portfolios”) in which SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio and SA VCP Index Allocation Portfolio (each an “Allocation Portfolio” and collectively, the “Allocation Portfolios”) may invest their assets, as of the date of this Prospectus, along with their investment goal(s) and principal strategies, risks and investment techniques. SunAmerica may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Allocation Portfolios at any time without prior notice to shareholders. In addition, the investment goal(s) and principal strategies, risks and investment techniques of the Underlying Portfolios held by an Allocation Portfolio may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses, dated May 1, 2018 for those portfolios of the Trust. Copies of the summary prospectuses and statutory prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.
SA AB Growth Portfolio. The Portfolio also invests in derivatives, including options and futures. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Derivatives Risk
SA AB Small & Mid Cap Value Portfolio. The Portfolio may also invest in technology companies, derivatives (put and call options on U.S. and non-U.S. exchanges, futures, forward commitments and swaps), illiquid securities (up to 15% of net assets) and repurchase agreements. The Portfolio may make short-term investments, and engage in currency swaps and forward currency exchange contracts. Additional risks that the Portfolio may be subject to are as follows:
•	Currency Volatility Risk
•	Derivatives Risk
•	Hedging Risk
•	Illiquidity Risk
•	Sector Risk
•	Technology Company Risk
SA BlackRock VCP Global Multi Asset Portfolio. The Portfolio may invest in U.S. and non-U.S. REITs and structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed income securities). The Portfolio may also invest in securities of emerging market issuers (up to 10% of net assets), junk bonds (up to 10% of net assets) and equity securities of companies with substantial natural resource assets (up to 10% of net assets). In addition, the Portfolio may invest in exchange-traded funds (“ETFs”). Additional risks that the Portfolio may be subject to are as follows:
•	Investment Company Risk
•	Real Estate Industry Risk
•	Risk of Investing in Junk Bonds

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
•	Structured Notes Risk
SA Boston Company Capital Growth Portfolio. The Portfolio may also invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets). Additional risks that the Portfolio may be subject to are as follows:
•	Foreign Investment Risk
SA Columbia Technology Portfolio. The Portfolio may invest in illiquid securities (up to 15% of its assets) and initial public offerings (“IPOs”). The Portfolio may also invest in derivatives, including options, futures, forwards, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Hedging Risk
•	Illiquidity Risk
•	IPO Investing Risk
•	Leverage Risk
•	Unseasoned Companies Risk
SA DFA Ultra Short Bond Portfolio. The Portfolio may also invest in Eurodollar obligations and money market funds. Additional risks that the Portfolio may be subject to are as follows:
•	Liquidity Risk
SA Dogs of Wall Street Portfolio. The quarterly selection of the thirty stocks that meet the Portfolio’s criteria will take place no later than 15 days after the end of each quarter. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) invests the additional funds in the selected stocks based on each stock’s respective percentage of the Portfolio’s assets. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Large Cap Companies Risk
SA Emerging Markets Equity Index Portfolio. The Portfolio may invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to matching the composition of the Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	Futures Risk
SA Federated Corporate Bond Portfolio. The Portfolio may also invest in hybrid instruments; U.S. Treasuries and U.S. government-sponsored enterprises; convertible securities; zero coupon bonds; and deferred interest and pay-in-kind (“PIK”) bonds (up to 35% of net assets). The Portfolio may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	U.S. Government Obligations Risk
•	Credit Quality Risk
•	Convertible Securities Risk
SA Fidelity Institutional AMSM Real Estate Portfolio. The Portfolio may also invest in foreign securities; convertible securities; corporate bonds (including high-yield debt securities); U.S. Government securities and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible Securities Risk
•	Foreign Investment Risk
•	Interest Rate Fluctuations Risk
•	Risk of Investing in Junk Bonds
•	U.S. Government Obligations Risk
SA Fixed Income Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Fixed Income Intermediate Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Franklin Small Company Value Portfolio. The Portfolio also may invest in illiquid securities (up to 15% of net assets); derivatives, such as futures and options; forward commitments; registered investment companies, including ETFs; firm commitments; when issued and delayed-delivery transactions; warrants and rights, and fixed income securities, such as U.S. Government securities and corporate debt instruments. The

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
Portfolio may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Illiquidity Risk
•	Interest Rate Fluctuations Risk
•	Investment Company Risk
•	Risk of Investing in Bonds
•	Sector Risk
•	U.S. Government Obligations Risk
SA Global Index Allocation 60/40 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk
•	Investment Company Risk
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA Global Index Allocation 75/25 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk
•	Investment Company Risk
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA Global Index Allocation 90/10 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk
•	Investment Company Risk
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA Goldman Sachs Global Bond Portfolio. The Portfolio may also invest in zero coupon, deferred interest and PIK bonds; firm commitments and when issued and delayed-delivery transactions; collateralized loan obligations (“CLOs”) (up to 5% of net assets); loan participations and assignments; derivatives such as futures and options, swap agreements (including mortgage, currency, credit, interest rate, total return and inflation swaps); forward commitments; and interest rate swaps, caps and collars. Additional risks that the Portfolio may be subject to are as follows:
•	CLO Risk
•	Counterparty Risk
•	Derivatives Risk
•	Hedging Risk
•	Loan Participation and Assignment Risk
•	Prepayment and Extension Risk
SA Goldman Sachs Multi-Asset Insights Portfolio. The Portfolio employs certain risk management restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of its blended index. In particular, these risk management restrictions employ a methodology that measures the amount by which the expected performance of the Portfolio may differ from that of the blended index. The subadviser may from time to time be required to make certain investments that will more closely align the expected returns of the Portfolio with the expected returns of the blended index. These restrictions may limit the Portfolio’s ability to outperform the returns of its respective blended index.
SA Index Allocation 60/40 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA Index Allocation 80/20 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA Index Allocation 90/10 Portfolio. The Portfolio may invest in ETFs and in short-term investments. The Portfolio may also invest in derivatives such as stock index futures contracts to facilitate obtaining exposures to equities. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	ETF Risk
•	Futures Risk
•	Leverage Risk
•	Risk of Investing in Money Market Securities
SA International Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Invesco Growth Opportunities Portfolio. The Portfolio may also invest in IPOs, ETFs, illiquid securities (up to 15% of its net assets), mid-cap stocks, derivatives (put and call options on U.S. and non-U.S. exchanges, forward commitments and swaps), futures contracts (including index futures) and forward currency contracts. The Portfolio may also make short-term investments. The Portfolio may also invest the securities of a particular issuer when, in the opinion of the subadviser, such securities will be recognized and appreciate in value due to a specific development with respect to the issuer (a “special situation”). Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of, and demand for, the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible Securities Risk
•	Counterparty Risk
•	Forward Currency Contracts Risk
•	Illiquidity Risk
•	Investment Company Risk
•	IPO Investing Risk
•	Medium Companies Risk
•	Sector Risk
•	Technology Company Risk
SA Invesco VCP Equity-Income Portfolio. The Portfolio also may invest in investment grade fixed-income securities, but it will not invest more than 10% of its total assets in fixed-income securities rated Baa1, Baa2 or Baa3 by Moody’s or BBB+, BBB or BBB- by S&P Global Ratings (“S&P”) based on the highest rating for split rated securities, or in unrated securities deemed by the Portfolio to be of comparable quality at the time of purchase. The Portfolio may also invest in warrants and rights, real estate investment trusts (“REITs”) (up to 15% of its net assets), securities of foreign issuers (including emerging markets) or depositary receipts (up to 25% of its net assets), options and futures (including interest rate futures), and forward foreign currency contracts or currency forwards. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Currency Volatility Risk
•	Depositary Receipts Risk
•	Emerging Markets Risk
•	Foreign Investment Risk
•	Forward Currency Contract Risk
•	Options Risk
•	REITs Risk
•	Tax Risk
•	Warrants and Rights Risk
SA Janus Focused Growth Portfolio. The Portfolio may invest in convertible securities, warrants and IPOs. The Portfolio may also invest in fixed income securities, primarily U.S. government securities, preferred stocks, junk bonds (up to 5% of net assets), investment-grade securities and zero coupon, deferred interest and PIK bonds. The Portfolio may also invest in forward commitment agreements and when-issued and delayed-delivery transactions. The Portfolio may also engage in currency transactions and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Convertible Securities Risk
•	Credit Quality Risk
•	Derivatives Risk
•	Hedging Risk
•	Currency Volatility Risk
•	IPO Investing Risk
•	Risk of Investing in Bonds
•	Risk of Investing in Junk Bonds

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
•	U.S. Government Obligations Risk
SA JPMorgan Diversified Balanced Portfolio. The Portfolio may also invest in emerging markets debt, emerging markets equities, registered investment companies, derivatives, including options and futures, illiquid securities (up to 15% of assets), and may engage in currency transactions and make short-term investments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to manage and hedge interest rate risk, to lengthen or shorten the duration of fixed income investments, or to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively. The Portfolio may use forward foreign currency exchange contracts to hedge or manage its foreign currency risk, as well as to gain exposure to certain currencies. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	Hedging Risk
•	Illiquidity Risk
•	Foreign Sovereign Debt Risk
•	Investment Company Risk
SA JPMorgan Emerging Markets Portfolio. The Portfolio may also invest in REITs (up to 10% of net assets), illiquid securities (up to 15% of its net assets), IPOs and fixed income securities; may engage in equity swaps and options and futures and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Real Estate Industry Risk
•	Counterparty Risk
•	Derivatives Risk
•	Illiquidity Risk
•	IPO Investing Risk
•	Risk of Investing in Bonds
SA JPMorgan Equity-Income Portfolio. The Portfolio may also invest in small cap stocks; convertible securities; preferred securities; registered investment companies; ETFs; foreign securities, including securities of issuers in emerging markets, depositary receipts; master limited partnerships (“MLPs”); REITs (up to 10% of assets) and fixed income securities. The Portfolio may engage in options and futures. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Call Risk
•	Convertible Securities Risk
•	Depositary Receipts Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	Foreign Investment Risk
•	Hedging Risk
•	Interest Fluctuations Risk
•	Investment Company Risk
•	Real Estate Industry Risk
•	Risk of Investing in Bonds
•	Small-cap Companies Risk
SA JPMorgan Global Equities Portfolio. The Portfolio may also engage in futures. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Hedging Risk
SA JPMorgan MFS Core Bond Portfolio. The Portfolio may also invest in illiquid securities (up to 15% of its net assets); IPOs; other investment companies; forward commitments and when-issued, delayed delivery transactions. Additional risks that the Portfolio may be subject to are as follows:
•	Call Risk
•	Illiquidity Risk
•	Investment Company Risk
•	IPO Investing Risk
SA JPMorgan Mid-Cap Growth Portfolio. The Portfolio may also invest in warrants and rights; U.S. government securities, zero coupon, deferred interest and PIK bonds; roll transactions; variable and floating rate obligations; when issued and delayed-delivery transactions; options and futures; forward commitments; registered investment companies; REITs up to 10% of total assets; and high-yield debt securities (“junk bonds”) up to 10% of net assets. Additional risks that the Portfolio may be subject to are as follows:
•	Credit Quality Risk
•	Derivatives Risk
•	Investment Company Risk
•	Real Estate Industry Risk
•	Risk of Investing in Junk Bonds
•	Roll Transactions Risk
•	U.S. Government Obligations Risk
SA Large Cap Growth Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to matching the composition of its

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Large Cap Index Portfolio. The Portfolio may also make short-term investments and may invest in registered investment companies, firm commitments and when-issued and delayed-delivery transactions. Additional risks that the Portfolio may be subject to are as follows:
•	Mid-Cap Companies Risk
•	Investment Company Risk
SA Large Cap Value Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to matching the composition of its Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Legg Mason BW Large Cap Value Portfolio. The Portfolio may also invest in small- and mid-cap stocks, U.S. government securities and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Headline Risk
•	Small- and Medium-Sized Company Risk
•	U.S. Government Obligations Risk
SA Legg Mason Tactical Opportunities Portfolio. The Portfolio employs certain risk management restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of its blended index. In particular, these risk management restrictions employ a methodology that measures the amount by which the expected performance of the Portfolio may differ from that of the blended index. The subadviser may from time to time be required to make certain investments that will more closely align the expected returns of the Portfolio with the expected returns of the blended index. These restrictions may limit the Portfolio’s ability to outperform the returns of its respective blended index.
The Portfolio may also invest, or obtain exposure to, securities of issuers located in emerging markets. In addition, the Portfolio may invest in REITs. Additional risks that the Portfolio may be subject to are as follows:
•	Emerging Markets Risk
•	REIT Risk
SA MFS Blue Chip Growth Portfolio. The Portfolio may also invest in options and futures, and small- and mid-cap stocks and may make short-term investments (up to 20% of assets). Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Hedging Risk
•	Small- and Medium-Sized Companies Risk
SA MFS Massachusetts Investors Trust Portfolio. The Portfolio may invest in warrants and rights; when issued and delayed-delivery transactions; options and futures; forward commitments; registered investment companies; corporate debt instruments, U.S. government securities, zero coupon, deferred interest and PIK bonds; roll transactions; variable and floating rate obligations, emerging markets securities, and investment grade debt instruments. The Portfolio also may engage in currency transactions and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Currency Volatility Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	Investment Company Risk
•	Leverage Risk
•	Risk of Investing in Bonds
•	Roll Transactions Risk
•	Small- and Medium-Sized Companies Risk
•	U.S. Government Obligations Risk
SA MFS Telecom Utility Portfolio. The Portfolio may also invest in REITs, hybrid instruments and over-the-counter (“OTC”) securities. The Portfolio may make short-term investments. The subadviser may engage in frequent and active trading of portfolio securities. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Leverage Risk
•	OTC Risk
•	Prepayment and Extension Risk
•	Real Estate Industry Risk
SA MFS Total Return Portfolio. The Portfolio may also invest in municipal securities; warrants; zero-coupon, delayed interest and PIK bonds; junk bonds; when-issued and delayed-delivery transactions; hybrid instruments; inverse floaters; options and futures; currency transactions; forward commitments;

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
registered investment companies; loan participations; equity swaps; roll transactions; short sales; and variable and floating rate securities. The Portfolio may also make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Currency Volatility Risk
•	Credit Quality Risk
•	Derivatives Risk
•	Inverse Floater Risk
•	Investment Company Risk
•	Leverage Risk
•	Loan Participation and Assignment Risk
•	Risk of Investing in Junk Bonds
•	Risk of Investment in Municipal Securities
•	Roll Transactions Risk
•	Short Sales Risk
•	Small- and Medium-Sized Companies Risk
SA Mid Cap Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of its Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA Morgan Stanley International Equities Portfolio. The Portfolio may also invest in illiquid securities (up to 15% of its net assets); options (up to 10% of assets) and futures (up to 15% of assets); forward commitments; registered investment companies; ETFs and firm commitment agreements. The Portfolio may engage in currency transactions; and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Currency Volatility Risk
•	Depositary Receipts Risk
•	Hedging Risk
•	Investment Company Risk
•	Non-Hedging Foreign Currency Risk
•	Sector Risk
SA Oppenheimer Main Street Large Cap Portfolio. The Portfolio may also make short-term investments; and may invest in options and futures, fixed income securities, preferred stocks, convertible securities, registered investment companies
(including ETFs), MLPs; money market instruments and illiquid/restricted securities. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Hedging Risk
•	Illiquidity Risk
•	Sector Risk
•	Unseasoned Companies Risk
•	Convertible Securities Risk
•	Investment Company Risk
•	Risk of Investing in Bonds
SA PIMCO VCP Tactical Balanced Portfolio. The Portfolio may invest in ETFs. The Portfolio’s fixed income component may also invest up to 5% of the Portfolio’s total assets in high-yield debt securities (“junk bonds”) rated CCC or higher by Moody’s Investors Service (“Moody’s”), or equivalently rated by S&P or Fitch Ratings (“Fitch”), or, if unrated, determined by the subadviser to be of comparable quality. The Portfolio’s equity component may not invest in high-yield debt securities. The Portfolio may also invest in equity securities (including foreign or emerging market equity securities), and forward currency contracts. Additional risks that the Portfolio may be subject to are as follows:
•	Forward Currency Contract Risk
•	Investment Company Risk
•	Loan Participation and Assignment Risk
•	Risk of Investing in Junk Bonds
•	Risks of Investing in Municipal Securities
•	Tax Risk
SA PineBridge High-Yield Bond Portfolio. The Portfolio may also invest in illiquid securities (up to 15% of its net assets), loan participations and assignments and short sales. Additional risks that the Portfolio may be subject to are as follows:
•	Illiquidity Risk
•	Loan Participation and Assignment Risk
•	Short Sales Risk
SA Putnam International Growth and Income Portfolio. The Portfolio may also invest in foreign small-cap stocks and domestic equity securities, hybrid instruments, derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes, and IPOs. The Portfolio also may engage in currency transactions and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk
•	Credit Quality Risk
•	Currency Volatility Risk

Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio)
•	Derivatives Risk
•	Hedging Risk
•	IPO Investing Risk
•	Non-Hedging Foreign Securities Trading Risk
•	Small-Cap Companies Risk
SA Schroders VCP Global Allocation Portfolio. The Portfolio may also invest in junk bonds and REITs (together up to 10% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•	Real Estate Industry Risk
•	Risk of Investing in Junk Bonds
SA Small Cap Index Portfolio. The Portfolio may invest in ETFs that are consistent with the Portfolio’s goal and investment strategies. The Portfolio may also invest in futures. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of its Index and to reduce transaction costs. Additional risks that the Portfolio may be subject to are as follows:
•	ETF Risk
•	Futures Risk
SA T. Rowe Price Asset Allocation Growth Portfolio. The Portfolio employs certain risk management restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of its blended index. In particular, these risk management restrictions employ a methodology that measures the amount by which the expected performance of the Portfolio may differ from that of the blended index. The subadviser may from time to time be required to make certain investments that will more closely align the expected returns of the Portfolio with the expected returns of the blended index. These restrictions may limit the Portfolio’s ability to outperform the returns of its respective blended index.
SA T. Rowe Price VCP Balanced Portfolio. The Portfolio may also invest in other securities and debt instruments, such as preferred stocks, convertible securities, and bank loans, as well as use derivatives, such as futures contracts and swaps, that are consistent with its investment program. The Portfolio may invest in foreign fixed income securities, including securities of emerging market issuers. In addition, the Portfolio may invest a portion of its assets in other investment companies that invest in common stock and/or fixed income securities, including investment companies affiliated with the Portfolio’s subadviser. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible Securities Risk
•	Derivatives Risk
•	Foreign Sovereign Debt Risk
•	Illiquidity Risk
•	Investment Company Risk
•	Loan Risk
•	Preferred Stock Risk
SA Templeton Foreign Value Portfolio. The Portfolio may also invest in fixed income securities of both U.S. and foreign corporate and government issuers and make short-term investments. The Portfolio may invest in illiquid securities (up to 15% of its assets) and securities with a limited trading market (up to 10% of its assets). The Portfolio may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. Additional risks that the Portfolio may be subject to are as follows:
•	Derivatives Risk
•	Hedging Risk
•	Interest Rate Fluctuations Risk
•	Risk of Investing in Bonds
•	U.S. Government Obligations Risk
SA VCP Index Allocation Portfolio. The Portfolio may invest in ETFs. The Portfolio may use derivatives, such as futures contracts and swaps, that are consistent with its investment program. The Portfolio may invest in foreign fixed income securities, including securities of emerging market issuers. Additional risks that the Portfolio may be subject to are as follows:
•	Counterparty Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	ETF Risk
•	Futures Risk
•	Leverage Risk
SA WellsCap Aggressive Growth Portfolio. The Portfolio may also invest in illiquid securities (up to 15% of net assets) and IPOs. Additional risks that the Portfolio may be subject to are as follows:
•	Illiquidity Risk
•	IPO Investing Risk
SA WellsCap Fundamental Growth Portfolio. The Portfolio may also invest in REITs, registered investment companies and ETFs, commingled funds and cash instruments maturing in one year or less, illiquid securities (up to 15% of its net assets) and IPOs. Additional risks that the Portfolio may be subject to are as follows:
•	Real Estate Industry Risk
•	Illiquidity Risk
•	IPO investing
•	Investment Company Risk

Additional Information About the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio
In addition to the Portfolios’ principal investments discussed in their respective Portfolio Summaries, the Portfolios may from time-to-time purchase Underlying Portfolios that invest in additional securities and utilize various investment techniques. Descriptions of these investments and risks are included in the “Glossary” section under “Investment Terms” and “Risk Terminology.” In addition to the securities and techniques described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Trust’s Statement of Additional Information, which you may obtain free of charge (see back cover).
From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goals.
Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.
The principal investment goals and strategies for each of the Portfolios in this Prospectus are non-fundamental and may be changed by the Board without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to a Portfolio’s investment goals.
Understanding the Portfolio
Each Portfolio’s design is based on well-established principles of asset allocation and diversification, combined with an overlay strategy designed to adjust the Portfolio’s net equity exposure to maintain a relatively constant exposure to equity market volatility over time. Each Portfolio has two separate components: the Fund-of-Funds Component and the Overlay Component.
The Fund-of-Funds Component (70%-90%)
Each Portfolio’s Fund-of-Funds Component will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Underlying Trusts.
SunAmerica establishes a target allocation between the two broad asset classes (equity and fixed income) within a range of
50% to 80% of the Fund-of-Funds Component’s assets allocated to Underlying Portfolios that invest primarily in equities and 20% to 50% of its assets to fixed income securities or instruments through Underlying Portfolios and direct investments.
SunAmerica considers a variety of factors, including the relationships between the various asset classes and their long-term outlook for risk and return characteristics, to determine the target allocations between the following asset classes: large cap, mid cap, small cap, foreign equity, and fixed income securities. In selecting the Underlying Portfolios through which to achieve the asset allocation targets, SunAmerica considers, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, growth or value investment process (for SA VCP Dynamic Strategy Portfolio only), historic performance, expenses, investment teams, reputation of the subadvisers, and any diversification benefit to the overall Portfolio’s holdings. The Fund-of-Funds Component is designed to include allocations to Underlying Portfolios that vary with respect to subadvisers, investment process, and investment style (such as deep value versus relative value), and in some cases may include passively-managed components. While the Fund-of-Funds Component of the SA VCP Dynamic Strategy Portfolio will normally be invested in both growth and value-oriented equity Underlying Portfolios, it is expected to have a greater allocation to value equity Underlying Portfolios.
SunAmerica may add new Underlying Portfolios, replace existing Underlying Portfolios or change a Portfolio’s asset allocation among the Underlying Portfolios, without notice to investors, depending upon, among other factors, changing market environment, changes to target asset allocations, changes to the investment personnel, investment process, performance or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a better diversification benefit to the Portfolio. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by SunAmerica, a corresponding shift of allocations among the remaining Underlying Portfolios generally will result. While each Portfolio retains the ability to invest in an Underlying Portfolio that holds only money market securities, it does not anticipate doing so due to the amount of cash and other liquidity available within the Underlying Portfolios. Each Portfolio may use daily cash flows to maintain the Underlying Portfolios’ weights near the target or to change target allocations. In some cases, sales and purchases of Underlying Portfolios may be used to move Underlying Portfolio weights towards the target more quickly. Sales and purchases of Underlying Portfolios by a Portfolio may lead to increased portfolio turnover within the Underlying Portfolios. In the event of such redemptions or investments, the Underlying Portfolio could be required to sell securities or to invest cash at

Additional Information About the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio
a time when it is not advantageous for the Underlying Portfolio to do so.
Appendix A to this Prospectus lists the Underlying Portfolios in which the Portfolios may invest their assets, as of the date of this Prospectus, along with their investment goal and principal strategies, risks and investment techniques. SunAmerica may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolios at any time without prior notice to shareholders. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Portfolios held by a Portfolio may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses, dated May 1, 2018 for those portfolios of the Trust and Anchor Series Trust, and dated July 29, 2017 for those portfolios of the Seasons Series Trust. Copies of the summary prospectuses and statutory prospectuses may be obtained free of charge by calling or writing the Underlying Trusts at the telephone number or address on the back cover page of this Prospectus.
Each Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including a Portfolio. SunAmerica may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, SunAmerica may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting a Portfolio’s opportunity to invest in the Underlying Portfolio. Although a Portfolio’s Fund-of-Funds Component’s investments in the Underlying Portfolios attempt to achieve the target allocation to equity and fixed income Underlying Portfolios, as set forth in its Portfolio Summary, the actual allocations may be different from the target. Actual allocations may differ from target allocations due to, among other things, changes to the Underlying Portfolios’ asset values due to market movements or because of a recent change in the target allocation. Portfolio cash flows are expected to be the primary tool for maintaining or moving Underlying Portfolios towards the target allocation, although SunAmerica may, from time to time, rebalance allocations to correspond to the target allocations through either purchases and sales of Underlying Portfolios or through allocating Portfolio cash flows below or above the target allocations. When SunAmerica rebalances the Underlying Portfolios to its target allocation (whether through cash flow allocations or purchases or sales), it does so based on the most recent value of the Underlying Portfolios, which may be higher or lower than the value on the date of purchase.
The Fund-of-Funds Component seeks capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities. These investments may include
Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, and in the case of SA VCP Dynamic Strategy Portfolio, market capitalizations with above average growth potential, but are expected to include to a lesser extent Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. A Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but no more than 5% of a Portfolio’s total assets are expected to be invested in Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”). Please note that the Acquired Fund Fees and Expenses of the Underlying Portfolios, as set forth in the Portfolio Summaries, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because of the costs incurred by a Portfolio in connection with its investment in the Underlying Portfolios, the costs of investing in the Underlying Portfolios through the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. A Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of a Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by SunAmerica or the services of the subadviser in connection with the Overlay Component. In addition, not all of the Underlying Portfolios are offered in insurance products that are currently available to new contract owners.
The Overlay Component (10%-30%)
The Overlay Component comprises the remaining 10% to 30% of each Portfolio’s total assets. The Overlay Component will invest in fixed income securities to generate current income and to serve as collateral for derivatives transactions. The Overlay Component will also invest in short-term investments to manage the overall Portfolio’s daily cash flows and liquidity needs and to serve as collateral for derivative transactions. The Overlay Component may also increase or reduce a Portfolio’s net equity exposure through stock index futures, stock index options, options on stock index futures, and stock index swaps (“Stock Index Instruments”). If a Portfolio’s subadviser determines that the Stock Index Instruments are not being accurately priced by the market in relation to the price of the actual stocks in the

Additional Information About the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio
S&P 500 Index, the subadviser may invest in stock positions directly to emulate the index until such time as the Stock Index Instruments’ valuations return to fair value.
A Portfolio’s investment in derivative instruments will be used to increase or decrease the Portfolio’s overall net equity exposure, and therefore, its volatility and return potential. High levels of volatility may result from rapid and dramatic price swings. Through the use of derivative instruments, a Portfolio’s subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula is expected to result in an average net equity exposure over long-term periods of approximately 60%-65%. For example, when the market is in a state of higher volatility, the subadviser may decrease its Portfolio’s net equity exposure by taking a short position in derivative instruments. The use of derivatives in this manner may expose a Portfolio to leverage when the Portfolio’s index futures position is larger than the collateral backing it. Trading in the Overlay Component will be managed in accordance with established guidelines in an attempt to maintain a relatively stable exposure to equity market volatility over time, subject to minimum and maximum net equity exposure ranges.
A subadviser will manage its respective Portfolio’s net equity exposure using a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500 Index volatility, and is intended to provide guidance to the subadviser with respect to the allocation of the Overlay Component’s assets among general categories. A subadviser is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for its respective Portfolio. Adjusting a Portfolio’s equity exposure when equity market volatility increases or decreases is intended to stabilize the Portfolio’s volatility related to equity markets, although no assurance can be made that such adjustment will have the intended effect. The formula used by a subadviser may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and a Portfolio’s Board, including a majority of the non-interested trustees of the Trust.
A Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure. If a subadviser increases its respective Portfolio’s net equity exposure and equity markets decline, the Portfolio may underperform traditional or static allocation funds. Likewise, if a subadviser reduces its respective Portfolio’s net equity exposure and equity markets rise, the Portfolio may also underperform traditional or static allocation funds.
In addition to managing its respective Portfolio’s net equity exposure as described above, a subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. Each subadviser will manage the fixed income investments of its respective Portfolio’s Overlay Component by investing only in securities rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, determined by the subadviser to be of comparable quality. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral.

Glossary
Investment Terms

Capital appreciation/growth is an increase in the market value of securities held.
Collateralized debt obligations (“CDOs”) are types of asset-backed securities and include collateralized bond obligations (i.e., trusts often backed by a diversified pool of high risk, below investment grade fixed income securities) and collateralized loan obligations (i.e., trusts typically collateralized by a pool of loans), among other trusts. CDOs may charge management and other administrative fees.
CLOs (collateralized loan obligations) include trusts typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.
Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.
Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies.
Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.
Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.
Defensive investments include high-quality, fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRS are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.
A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.
An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. See definition of “Foreign securities” for additional information.
Equity securities. Equity securities such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:
•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.
•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.
•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities

Glossary
or an index) for a component of return on another non-equity or equity investment.
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the ETFs have management fees which increase their cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940 (the “1940 Act”).
A firm commitment is a buy order for delayed delivery in which a Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.
Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:
•	Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.
•	Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.
•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by SunAmerica or the subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB-” or above by S&P or Fitch, or “Baa3” or above by Moody’s, or if unrated, determined to be of comparable quality by SunAmerica or the subadviser.
•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.
•	Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. They include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property.
•	Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.
•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.
•	U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are generally considered to be of high credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they are expected to be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide

Glossary
that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.
Foreign securities are issued by (i) foreign governments or their agencies and instrumentalities, and (ii) companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue or profits from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country. Foreign securities include, but are not limited to, foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies, ADRs or other similar securities that represent interests in foreign equity securities, such as EDRs and GDRs. A Portfolio’s investments in foreign securities may also include securities from emerging market issuers. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by SunAmerica or subadviser.
A forward foreign currency contract or “currency forward” is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Currency forwards are generally used to protect against uncertainty in the level of future exchange rates. Currency forwards do not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but they do fix a rate of exchange in advance. Currency forwards limit the risk of loss due to a decline in the value of the hedged currencies, but at the same time they limit any potential gain that might result should the value of the currencies increase.
Fundamental analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.
Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.
A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
“High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an OTC structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.
Illiquid/Restricted securities. These securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.
Income is interest payments from bonds or dividends from stocks.
Inflation swaps are contracts between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows.
Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.
Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered

Glossary
to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.
Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.
Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and Underlying Portfolios and the indices described below change over time. A Portfolio or Underlying Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Portfolios and Underlying Portfolios, except as noted in a Portfolio’s or Underlying Portfolio’s Summary:
•	Large-Cap companies will include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 12, 2017, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.4 billion to $813.9 billion.
•	Mid-Cap companies will include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 12, 2017, the market capitalization range of the companies in the Russell Midcap® Index was $2.4 billion to $29.4 billion.
•	Small-Cap companies will include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 12, 2017, the market capitalization range of the companies in the Russell 2000® Index was $144 million to $4.4 billion.
MLPs (Master Limited Partnerships) are companies in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Portfolio if it invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
“Net assets” when referred to under “Investment Goal” and “Principal Investment Strategies of the Portfolio” for a Portfolio takes into account borrowings for investment purposes.
Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an OTC swaption, it increases its credit risk exposure to the counterparty.
Qualitative analysis uses subjective judgment based on nonquantifiable information, such as, but not limited to, management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.
Quantitative analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Glossary
Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.
Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.
REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.
Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.
Short sales involve the selling of a security which a Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, a Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. A Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. When a Portfolio sells futures contracts, it is exposed to the risks associated with short sales, including sudden and unlimited losses. Certain Portfolios are not required to make short sales “against the box.” A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.
Short-term investments. Short-term investments include money market securities, such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.
A special situation arises when, in the opinion of the adviser or subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Treasury inflation-protected securities or “TIPS” are U.S. Treasury securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on
TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
Total return is a measure of performance which combines all elements of return including income and capital gain or loss.
Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.
A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
Variable and floating rate obligations normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of a Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by a Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.
When-issued securities, delayed delivery and forward commitment transactions. The Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before

Glossary
the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Risk Terminology

Active Trading Risk. A Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.
Affiliated Fund Rebalancing Risk. A Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, a Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, a Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Affiliated Portfolio Risk. In managing a Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating a Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Asset Allocation Risk. A Portfolio’s ability to achieve its investment goal depends in part on a subadviser’s skill in determining a Portfolio’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that a subadviser may favor an investment strategy that performs poorly relative to other investment strategies.
With respect to a Portfolio that invests in Underlying Portfolios, the Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by a Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
CLO Risk. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Portfolio invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by a Portfolio as illiquid securities. However an active dealer market may exist for CLOs allowing a CLO to qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers.
Convertible Securities Risk. The values of the convertible securities in which a Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall.

Glossary
Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Country, Sector or Industry Focus Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Credit Risk. The risk that an issuer will default on interest or principal payments. A Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Portfolio is the buyer. Commodity Futures Trading Commission("CFTC") rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these rates have increased costs in connection with trading these instruments.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.
Currency Transactions Risk. A Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. A Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Depositary Receipts Risk. Depositary receipts, such as ADRs and other depositary receipts, including GDRs, EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative instruments have become increasingly important in the field of finance. Futures and

Glossary
options are traded on different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative instruments, such as structured notes, may be part of a public offering. To the extent a derivative is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap or other derivative is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from a Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with a Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk. (See “Additional Information about Derivatives Risks” below.)
A Portfolio is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, a Portfolio must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, a Portfolio must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, a Portfolio generally only needs to set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market net obligation rather than the contract’s full notional value. A Portfolio reserves the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.
Special Risks of Forwards. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Portfolio faces the risk that its counterparties may not perform their obligations. Forward contracts on many commodities are not regulated by the CFTC and therefore, a Portfolio will not receive any benefit of CFTC or Securities and Exchange Commission (“SEC”) regulation when trading forwards on those commodities. Forwards on currencies are subject to certain CFTC regulations including, when the forwards are cash-settled, rules applicable to swaps.
Special Risks of Options. A Portfolio may buy or sell put and call options that trade on U.S. or foreign exchanges. A Portfolio may also buy or sell OTC options, which subject the Portfolio to the risk that a counterparty may default on its obligations. In selling (referred to as “writing”) a put or call option, there is a risk that, upon exercise of the option, the Portfolio may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price. A Portfolio may write call options on a security or other investment that the Portfolio owns (referred to as “covered calls”). If a covered call sold by a Portfolio is exercised on an investment that has increased in value above the call price, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.
Special Risks of Swaps. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. CFTC rules require certain interest rate and credit default swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is designed to reduce counterparty credit risk, in some cases it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As certain swaps become more standardized, the CFTC may require other swaps to be centrally cleared and traded, which may make it more difficult for a Portfolio to use swaps to meet its investment needs. A Portfolio also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.
Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd Frank Act”), regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter swaps with a Portfolio. Shares of investment companies (other than money market funds) may not be posted as collateral under these regulations. The additional requirements for posting of initial margin in connection with over-the-counter swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Disciplined Strategy Risk. Certain Portfolios will not deviate from their strategies (except to the extent necessary to comply with federal tax laws or other applicable laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will

Glossary
not meet its investment goal. Because a Portfolio using a Disciplined Strategy generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), such a Portfolio may be more susceptible to general market declines than other mutual funds.
Dynamic Allocation Risk. To the extent a Portfolio invests in Underlying Portfolios, the Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the volatility formula that the subadviser will use to determine the allocation and reallocation of the Portfolio’s assets among the various asset classes and instruments may not produce the desired result. A Portfolio is also subject to the risk that the subadviser may be prevented from trading certain derivatives effectively or in a timely manner.
Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. A Portfolio may be exposed to emerging market risks directly (through certain futures contracts and other derivatives whose values are based on emerging market indices or securities).
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Certain Portfolios are indirectly exposed to this risk through their investments in futures contracts and other derivatives.
ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF. See “Investment Company Risk.”
Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and a Portfolio will also suffer from the inability to invest in higher yielding securities.
Failure to Match Index Performance. The ability of the Portfolio to match the performance of its Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Financial Institutions Sector Risk. Banks and financial institutions are subject to potentially restrictive government controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in this sector may be very sensitive to interest rate changes throughout the world.
Floating Rate Securities Risk. Floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest

Glossary
rates decline. The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching a Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.
Fund-of-Funds Risk. The costs of investing in a fund-of-funds may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without a fund-of-fund’s approval, which could force the fund-of-funds to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to it. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the fund-of-funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Headline Risk. Some investments may be made when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While an investment manager will research companies subject to such contingencies, they cannot be correct every time, and the company’s stock may never recover.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Portfolio’s share price may fall dramatically. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the

Glossary
capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions. Derivatives may also be subject to illiquidity risk.
Income Risk. The ability of a Portfolio’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from a Portfolio may drop as well.
Indexing Risk. Certain Portfolios are passively managed to an index and, as a result, a Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Initial Public Offering Investing Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Insurer Risk. A Portfolio may purchase municipal- and mortgage- and asset-backed securities that are insured under policies issued by certain insurance companies. Insured municipal and mortgage- and asset-backed securities typically receive a higher credit rating, allowing the issuer of the securities to pay a lower interest rate. In purchasing such insured securities, the portfolio manager gives consideration to the credit quality of the both the issuer and the insurer. The insurance reduces the credit risk for a particular security by supplementing the creditworthiness of the underlying security and provides an additional source for payment of the principal and interest of a security in the case the original issuer defaults. Certain of the insurance companies that provide insurance for these securities provide insurance for subprime securities. Recently, the value of subprime securities (securities backed by subprime loans or mortgages) has declined and some have defaulted, increasing a bond insurer’s risk of having to make payments to holders of those securities. In addition, some of these insurers have sold insurance, in the form of credit default swaps, on these same securities. Because of those risks, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent and be unable to pay in the event the issuer defaults. In either event, the securities insured by such an insurance company may become susceptible to increased risk lower valuations and possible loss.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
Inverse Floaters. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.
Investment Company Risk. The risks of a Portfolio owning other investment companies, including ETFs or Underlying Portfolios, generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly. See also “ETF Risk.”
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Japan Exposure Risk – The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy

Glossary
may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Leverage Risk. A Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. A Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments. The use of leverage may cause a Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase a Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause a Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Liquidity Risk. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down.
Loan Participations and Assignments Risk. Typically, there is no liquid market for participations and assignments; a Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.
Transactions in loan participations and assignments may settle on a delayed basis, resulting in the proceeds from the sale of a loan participation or assignment not being available to make additional investments or to meet a Portfolio’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.
Loan Risk. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
A Portfolio may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a Portfolio’s liquidity needs. When purchasing a participation, a Portfolio may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a Portfolio acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institutions interests with respect to a loan may involve additional risks.
Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
Transactions in loans may settle on a delayed basis, resulting in the proceeds from the sale of a loan not being available to make

Glossary
additional investments or to meet a Portfolio’s redemption obligations. To the extend the extended settlement process gives rise to short-term liquidity needs, a Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.
Management Risk. A Portfolio is subject to management risk because it is an actively-managed investment portfolio. A Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. A Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, SunAmerica’s or the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Model Risk. A subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by a subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Non-Diversification Risk. Certain Portfolios are organized as “non-diversified” Portfolios. A non-diversified Portfolio may invest a larger portion of its assets in the stocks of a single company than a diversified fund, and thus can concentrate in a smaller number of issuers. A Portfolio’s risk is increased because the effect the performance of each security on the Portfolio’s overall performance is greater.
Non-Hedging Foreign Currency Trading Risk. A Portfolio may engage in forward foreign currency transactions for speculative purposes. A Portfolio may purchase or sell foreign currencies through the use of forward contracts based on the subadviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser’s expectations may produce significant losses for the Portfolio. Some of the transactions may also be subject to interest rate risk.
Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.
Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and a Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
“Passively Managed” Strategy Risk. A Portfolio or Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio or Underlying Portfolio will not sell stocks in

Glossary
its portfolio and buy different stocks for other reasons, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments.  Deferred dividend payments could have adverse tax consequences for a Portfolio and may cause the preferred stock to lose substantial value.Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.
Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.
Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to maintain exemption from registration under the 1940 Act. REITs may be leveraged, which increases risk.
Redemption Risk. A Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Portfolio’s net asset value per share to decline.
Regulatory Risk. Derivative contracts, including, without limitation, futures, swaps and currency forwards, are subject to regulation under the Dodd-Frank Act in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. With respect to swaps, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Portfolio. Shares of investment companies (other than money market funds) may not be posted as collateral under these regulations. The additional requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, along with additional regulations under the Dodd-Frank Act regarding clearing and mandatory trading and trade reporting of derivatives, generally have increased the costs of trading in these instruments and, as a result, may affect returns to investors in a Portfolio.
REIT (Real Estate Investment Trusts) Risk. A Portfolio may invest in REITs. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks. A Portfolio will indirectly bear its proportionate share of any management and other expenses that may be charged by the REITs in which it invests, in addition to the expenses paid

Glossary
by the Portfolio. REITs may be leveraged, which increases risk. In addition, recent legislation permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company paying dividends attributable to such income to pass through this special treatment to its shareholders. Unless future legislation or regulation provides for a pass-through, investors in such a regulated investment company will treat such distributions as ordinary dividend income, as under prior law, whereas a direct REIT investor would benefit from the special treatment.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Portfolio’s income and the value of a Portfolio to decline.
Risks of CDOs. CDOs are types of asset-backed securities. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or be downgraded; (iii) the risk that a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Risks of CMBS. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may not be backed by the full faith and credit of the U.S. Government. In addition to being subject to the risks of securitized instruments generally, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.
Risks of CMOs. CMOs are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities.
While CMO collateral is generally issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater credit risk. In the event of default by an issuer of a CMO, a Portfolio will be less likely to receive payments of principal and interest. In addition to being subject to the risks of securitized instruments generally, CMOs may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.
Risk of Conflict with Insurance Company Interests – Risk Management. Managing a Portfolio’s risks relative to its benchmark index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of a Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of a Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, a Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Risk of Conflict with Insurance Company Interests – Volatility Management. Managing a Portfolio’s volatility may reduce the risks assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of a Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of a Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, a Portfolio’s performance may be lower than similar portfolios that do not seek to manage their volatility.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in a

Glossary
Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. Certain Portfolios may invest in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Risk of Investing in Money Market Securities. Because a Portfolio invests in high-quality short-term obligations (“money market securities”), it may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Risks of Investing in Municipal Securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
Risk of Investing in Sub-Prime Debt Securities. The issuer of a sub-prime debt security may default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime debt instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by SunAmerica or the subadviser, may fail to produce the intended return.
Settlement Risk. Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.
Short Sales Risk. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested. When a Portfolio sells futures contracts, the Portfolio is exposed to the risks associated with short sales.
Small- and Mid-Cap Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and mid-cap companies may be traded in OTC markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Structured Notes Risk. Structured notes and other related instruments are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes a Portfolio to the credit risk of the issuer of the

Glossary
structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Tax Risk. The use of certain derivatives may cause a Portfolio to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the amount of taxable distributions, and of ordinary income distributions in particular. A Portfolio’s use of derivatives may be limited by the requirements for taxation of a Portfolio as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of a Portfolio’s taxable income or gains and distributions to shareholders.
Technology Company Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Underlying Portfolios Risk – The risks of a Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, a Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.
Unseasoned Companies Risk. Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Utility and Telecommunications Industry Risk. Securities in the utilities sector are subject to many risks, including: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; reduced demand for service due to the energy conservation or other factors; technological obsolescence of existing plants, equipment or products; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and other negative impacts of regulation. Telecommunications companies are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer. Securities of companies in the same or related industries can react similarly to market, economic, political or regulatory conditions and developments. As a result, the Portfolio’s performance could be more volatile than performance of more broadly diversified funds.
Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Volatility Control Risk and Volatility Management Risk. Please refer to the Portfolio Summary of each of SA BlackRock VCP Global Multi Asset Portfolio, SA Invesco VCP Equity-Income Portfolio, SA PIMCO VCP Tactical Balanced Portfolio, SA Schroders VCP Global Allocation Portfolio, SA T. Rowe Price VCP Balanced Portfolio and SA VCP Index Allocation Portfolio for a description of the applicable risk with respect to the Portfolio.
Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative

Glossary
investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by a Portfolio is not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant or right.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Zero Coupon Bond Risk. “Zero coupon” bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. In addition to the risks associated with bonds, since zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities. Zero coupon bonds may also be subject to greater interest rate risk and credit risk that other fixed income instruments.

Additional Information About Derivatives Risks

The following provides more detailed information about risks that apply specifically to the derivatives used by the Portfolios.
Credit Risk. The use of many derivative instruments involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the subadviser does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.
Lack of Availability Risk. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the subadviser may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Portfolio will segregate, or “earmark,” assets determined to be liquid by the subadviser to cover its obligations under derivative instruments.
Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analysis that in many cases are different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If the subadviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value

Glossary
of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to track. For example, a swap agreement on an exchange traded fund may not correlate perfectly with the index upon which the exchange traded fund is based because a Portfolio’s return is net of fees and expenses. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
The Bloomberg Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.
The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The Index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.
The Bloomberg Barclays US Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is a broad-based, fixed income index that measures the performance of U.S. dollar-denominated Treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years and have more than $250 million or more of outstanding face value. The securities in the Index must be denominated in U.S. dollars and must be fixed-rate and nonconvertible. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
The BofA Merrill Lynch 6-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue.
The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the US domestic market.
The FTSE NAREIT US Real Estate Index Series is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the US economy. The index series provides investors with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets.
The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.
The MSCI U.S. REIT Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.
The MSCI EAFE Index (net)* is an equity index which captures large and mid-cap representation across developed market countries, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI EAFE Value Index (net)* is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend

Glossary
yields and lower forecasted growth rates than securities representing the growth style.
The MSCI Emerging Markets IndexSM(net)* measures the performance of companies representative of the market structure of approximately 24 emerging market economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.
The MSCI World IndexSM(net)* measures the performance of companies representative of the market structure of 24 developed market countries in North America, Europe and Asia/Pacific regions.
The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.
The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap stocks.
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the U.S. equity market.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the Untied States. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. The constituents for the growth and value segments are drawn from the S&P 500® Index. A stock can be in both the growth and value segments.
The growth segment (the S&P 500® Growth Index) is determined using three factors: sales growth, the ratio of earnings change to price, and momentum. As of December 31, 2017, there were 293 constituents with a mean median market cap of $23.3 billion. It included US companies with a market cap of over USD 4.5 billion.
The value segment (the S&P 500® Value Index) is determined using three factors: the ratios of book value, earnings and sales to price. As of December 31, 2017, there were 389 constituents with a mean median market cap of $19.5 billion. It included US companies with a market cap of over USD 3.0 billion.
The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P Telecommunication Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600® Indices.
The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.
*	The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Management
Information about the Investment Adviser
and Manager

SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, oversees the subadvisers’ management of certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $95.1 billion as of January 31, 2018. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company, and is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311.
SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.
Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.
A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended January 31, 2018. In addition to serving as investment adviser and manager of the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.
Management Fee. For the fiscal year ended January 31, 2018, each Portfolio paid SunAmerica a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:
Portfolio	Fee
SA AB Growth Portfolio	0.62%
SA AB Small & Mid Cap Value Portfolio	0.92%
Portfolio	Fee
SA BlackRock VCP Global Multi Asset Income Portfolio	0.86%
SA Boston Company Capital Growth	0.84%
SA Columbia Technology Portfolio[1]	1.00%
SA DFA Ultra Short Bond Portfolio	0.45%
SA Dogs of Wall Street Portfolio	0.60%
SA Emerging Markets Equity Index Portfolio[4]	--
SA Federated Corporate Bond Portfolio	0.52%
SA Fidelity Institutional AMSM Real Estate Portfolio	0.76%
SA Fixed Income Index Portfolio	0.30%
SA Fixed Income Intermediate Index Portfolio	0.30%
SA Franklin Small Company Value Portfolio[5]	0.96%
SA Global Index Allocation 60/40 Portfolio[4]	--
SA Global Index Allocation 75/25 Portfolio[4]	--
SA Global Index Allocation 90/10 Portfolio[4]	--
SA Goldman Sachs Global Bond Portfolio	0.61%
SA Goldman Sachs Multi-Asset Insights Portfolio	0.70%
SA Index Allocation 60/40 Portfolio	0.10%
SA Index Allocation 80/20 Portfolio	0.10%
SA Index Allocation 90/10 Portfolio	0.10%
SA International Index Portfolio	0.40%
SA Invesco Growth Opportunities Portfolio	0.74%
SA Invesco VCP Equity-Income Portfolio[2]	0.85%
SA Janus Focused Growth Portfolio	0.85%
SA JPMorgan Diversified Balanced Portfolio	0.64%
SA JPMorgan Emerging Market Portfolio	1.09%
SA JPMorgan Equity-Income Portfolio	0.54%
SA JPMorgan Global Equities Portfolio	0.71%
SA JPMorgan MFS Core Bond Portfolio	0.60%
SA JPMorgan Mid-Cap Growth Portfolio	0.76%
SA Large Cap Growth Index Portfolio[4]	--
SA Large Cap Index Portfolio	0.40%
SA Large Cap Value Index Portfolio[4]	--
SA Legg Mason BW Large Cap Value Portfolio	0.72%
SA Legg Mason Tactical Opportunities Portfolio	0.70%
SA MFS Blue Chip Growth Portfolio	0.67%
SA MFS Massachusetts Investors Trust Portfolio	0.68%
SA MFS Telecom Utility Portfolio	0.75%
SA MFS Total Return Portfolio	0.65%
SA Mid Cap Index Portfolio	0.30%
SA Morgan Stanley International Equities Portfolio	0.82%
SA Oppenheimer Main Street Large Cap Portfolio	0.73%
SA PIMCO VCP Tactical Balanced Portfolio	0.86%
SA PineBridge High-Yield Bond Portfolio	0.61%
SA Putnam International Growth and Income Portfolio[3]	0.94%
SA Schroders VCP Global Allocation Portfolio	0.84%
SA Small Cap Index Portfolio	0.35%
SA T. Rowe Price Asset Allocation Growth Portfolio	0.70%
SA T. Rowe Price VCP Balanced Portfolio	0.78%
SA Templeton Foreign Value Portfolio	0.79%
SA VCP Dynamic Allocation Portfolio	0.21%
SA VCP Dynamic Strategy Portfolio	0.22%

Management
Portfolio	Fee
SA VCP Index Allocation Portfolio	0.20%
SA WellsCap Aggressive Growth Portfolio	0.75%
SA WellsCap Fundamental Growth Portfolio	0.85%
[1]	The Adviser has voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
[2]	Effective January 1, 2017 through April 30, 2019, the Adviser has voluntarily agreed to waive 0.05% of the Investment advisory fees for the SA Invesco VCP Equity-Income Portfolio.
[3]	The Adviser has voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
[4]	The Portfolio commenced operations on May 1, 2018.
[5]	Effective November 1, 2017, the Adviser voluntarily agreed until further notice to waive 0.05% of the investment advisory fees for the SA Franklin Small Company Value portfolio.
Waivers and Reimbursements. SunAmerica is voluntarily waiving on an annual basis a portion of its management fees for the Portfolios set forth below:
Portfolio	Amount of Waiver
SA Columbia Technology Portfolio...........................................	0.10%
SA Invesco VCP Equity-Income Portfolio .................................	0.05%
SA Putnam International Growth and Income Portfolio ............	0.05%
In addition, SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from JPMorgan (defined below) with respect to the SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA JPMorgan Equity-Income, SA JPMorgan Global Equities and SA JPMorgan MFS Core Bond Portfolios, and in an amount equal to a subadvisory fee waiver it receives from AllianceBernstein (defined below) with respect to each of the SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio.
For purposes of each Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” do not include extraordinary expenses (i.e., expenses unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to each Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the applicable share class of the Portfolio to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. Each agreement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Commission Recapture Program. Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolios’ “Other Expenses” have been reduced. The “Other Expenses” shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios. Each Portfolio, other than the SA BlackRock VCP Global Multi Asset, SA DFA Ultra Short Bond, SA Dogs of Wall Street, SA Federated Corporate Bond, SA Fixed Income, SA Fixed Income Intermediate, SA Franklin Small Company Value, SA Goldman Sachs Global Bond, SA Goldman Sachs Multi-Assets Insights, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA International Index, SA JP Morgan MFS Core Bond, SA Large Cap Index, SA MFS Blue Chip, SA Mid Cap Index, SA Oppenheimer Main Street Large Cap, SA PIMCO VCP Tactical Balanced, SA PineBridge High-Yield Bond, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, participated in the commission recapture program for the period ended January 31, 2018.
Acquired Fund Fees And Expenses. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired fund.
Information about the Investment
Adviser’s Management of Certain Portfolios

SunAmerica is responsible for making the day-to-day investment decisions for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20 and SA Index Allocation 90/10, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value, SA Mid Cap Index, and SA Small Cap Index Portfolios, and the Fund-of-Funds Component of SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, and SA VCP Index Allocation Portfolios.
The SA Dogs of Wall Street Portfolio is managed by a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion, with Mr. Pettee serving as team leader. Mr. Pettee

Management
joined SunAmerica in 2003. He is Lead Portfolio Manager for SunAmerica’s rules-based suite of products and Chief Investment Strategist. Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments LLC and AIG Investments where he was responsible for management and trading of a wide variety of quantitative and index funds, including domestic and international equities. Mr. Sheridan joined SunAmerica in 2003, and is Senior Portfolio Manager. While at SunAmerica he also served as an equity research analyst.
The SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index and SA Small Cap Index Portfolios are managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar Algieri, with Mr. Campion serving as team leader. See immediately above under SA Dogs of Wall Street Portfolio for the biographical information of Messrs. Campion and Sheridan. Ms. Bayar Algieri joined the firm in 2004 and is a Portfolio Manager in the Investment Department. Prior to her current role, she served as an investment analyst for both equity and fixed income portfolios.
The SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20 and SA Index Allocation 90/10 Portfolios and the Fund-of-Funds Component of the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, and SA VCP Index Allocation Portfolios are managed by Douglas Loeffler, CFA, and Manisha Singh, CFA. Mr. Loeffler joined American International Group, Inc. (“AIG”) in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, California. In this role Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became Senior Portfolio Manager. Ms. Singh joined AIG in 2017. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of discretionary fund-of-funds portfolios, and a senior manager research analyst for unaffiliated mutual funds and separately managed accounts.
Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.
SunAmerica compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SunAmerica may terminate any agreement with a subadviser without shareholder approval.
A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended January 31, 2018.
The Statement of Additional Information provides information regarding the portfolio managers listed in this Prospectus, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the adviser/subadviser to determine their compensation.
AllianceBernstein L.P. (AllianceBernstein) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of January 31, 2018, AllianceBernstein had approximately $554 billion in assets under management.
AllianceBernstein does business in certain circumstances, including its role as subadviser to the SA AB Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Value Equities, a unit of AllianceBernstein.
The SA AB Growth Portfolio is managed by Frank V. Caruso, Vincent C. DuPont, John H. Fogarty and Karen Sesin. Mr. Caruso, Senior Vice President, joined AllianceBernstein in 1993. Mr. Caruso is the Team Leader of U.S. Growth Equities. As Team Leader, Mr. Caruso oversees the U.S. Large Cap Growth, U.S. Growth and U.S. Growth & Income services. Mr. DuPont, Senior Vice President, joined the U.S. Growth team in 2009 as a portfolio manager for the U.S. Growth and U.S. Growth & Income services. Mr. DuPont is also a portfolio manager for U.S. Large Cap Growth. Prior to joining the U.S. Growth team, Mr. DuPont spent 10 years as a fundamental growth research analyst. Mr. Fogarty, Senior Vice President, has been Team Leader of U.S. Mid Cap Fundamental Growth since 2008. Mr. Fogarty joined the U.S. Growth team in 2009 as a portfolio manager for the U.S. Growth and U.S. Growth and Income services. In 2012, Mr. Fogarty became a portfolio manager for U.S. Large Cap Growth. Mr. Fogarty rejoined

Management
AllianceBernstein in 2007 as a fundamental growth research analyst. Ms. Sesin is a Senior Vice President and Portfolio Manager for the US Large Cap Growth portfolios. Prior to rejoining the US Growth Equities team in October 2016, she spent 11 years as a senior portfolio manager to the Blend Equities team and was head of the Blend Equities from 2014 to 2016. Ms. Sesin was a portfolio manager on the US Large Cap Growth team from 1999 to 2005. Messrs. Caruso, DuPont and Fogarty hold the Chartered Financial Analyst (CFA) designation.
The SA AB Small & Mid Cap Value Portfolio is managed by AllianceBernstein’s North America Value Investment Policy Group, which is comprised of James MacGregor and Shri Singhvi. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer for Small & Mid-Cap Value Equities. Mr. Singhvi joined AllianceBernstein in 2008 and is currently the Director of Research for Small and Mid-Cap Value Equities.
The SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios are managed by Joshua Lisser and Ben Sklar. Mr. Lisser joined AllianceBernstein in 1992 and is currently Chief Investment Officer of Index Strategies and a member of the Core/Blend Services investment team. Mr. Sklar joined AllianceBernstein in 2006 and is currently a Portfolio Manager of Index Strategies.
BlackRock Investment Management, LLC (BlackRock) is located at 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $6.288 trillion in assets under management as of January 31, 2018. BlackRock, Inc. is an affiliate of PNC Financial Services Group, Inc.
The SA BlackRock VCP Global Multi Asset Portfolio is managed by Philip J. Green and Michael Pensky. Mr. Green, Managing Director, is head of Global Tactical Asset Allocation (“GTAA”) within BlackRock’s Multi-Asset Strategies group. Mr. Green’s service with the firm dates back to 1999, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock in 2006. At MLIM, he managed global tactical asset allocation and portable alpha products. Mr. Pensky, CFA, Vice President, is a researcher and portfolio manager in the GTAA team. The team is responsible for managing global tactical asset allocation products with custom client preferences and constraints. Mr. Pensky’s service with the firm dates back to 2011. Prior to joining BlackRock, Mr. Pensky held a trading desk strategist position in Morgan Stanley’s Securitized Products Group and had worked as a senior analyst in Foreign Exchange Sales & Trading at SunTrust Robinson Humphrey.
BNY Mellon Asset Management North America Corporation (BNY Mellon Asset Management). TBCAM’s
principal office is located at One Boston Place, Boston, Massachusetts, 02108. BNY Mellon Asset Management is a global, performance-driven investment management firm committed to providing creative investment solutions for clients. As of January 31, 2018, BNY Mellon Asset Management had $50.2 billion in assets under management
The SA Boston Company Capital Growth Portfolio is managed by Elizabeth Slover, David Sealy and Barry Mills. Each portfolio manager has been employed in the investment area of BNY Mellon Asset Management since July 2005.
Brandywine Global Investment Management, LLC (Brandywine) is located at 2929 Arch Street, Philadelphia, Pennsylvania 19104. Brandywine acts as adviser or subadviser primarily to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to other investment company portfolios. As of January 31, 2018, Brandywine’s total assets under management were approximately $78.6 billion. Brandywine is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
The SA Legg Mason BW Large Cap Value Portfolio is managed by Henry F. Otto, Steven M. Tonkovich and Joseph J. Kirby. Mr. Otto, Managing Director and Portfolio Manager, joined Brandywine in 1988. Prior to joining the firm, Mr. Otto was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance. Mr. Otto is a member of the firm’s executive board. Mr. Tonkovich, Managing Director and Portfolio Manager, joined Brandywine in 1989. Prior to joining the firm, Mr. Tonkovich was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant. He is also a member of the firm’s executive board. Mr. Kirby, Portfolio Manager, joined Brandywine in 1994. Prior to joining the firm, Mr. Kirby was with CoreStates Financial Corporation as an auditor.
Columbia Management Investment Advisers, LLC (CMIA) is located at 225 Franklin Street, Boston, MA 02110. CMIA is a registered investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. CMIA’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of December 31, 2017, CMIA had approximately $353.4 billion in assets under management.

Management
The CMIA portfolio managers responsible for managing the SA Columbia Technology Portfolio are Paul H. Wick, Shekhar Pramanick, Sanjay Devgan, Jeetil Patel, Christopher Boova and Vimal Patel. Mr. Wick joined one of the CMIA legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for Technology. Mr. Wick began his investment career in 1987. Dr. Pramanick joined CMIA in 2012. Prior to joining CMIA as a Portfolio Analyst, Dr. Pramanick was a principal at Elemental Capital Partners focusing on global semiconductor devices, memory, capital equipment and disk drives. Prior to that, he was a semiconductor analyst at Seasons Capital Management. Mr. Pramanick began his investment career in 1993. Mr. Devgan joined CMIA in 2012. Prior to joining CMIA as a Portfolio Analyst, he was a Vice President at Morgan Stanley providing equity research on the semiconductor industry. Prior to his work at Morgan Stanley, he was a Senior Financial Business Analyst at Cisco Systems covering operations finance and worldwide sales finance. Mr. Devgan began his investment career in 1995. Mr. Patel joined CMIA in 2012. Prior to joining CMIA as a Portfolio Analyst, he was a managing director and senior internet analyst for Deutsche Bank Securities. Mr. Patel began his investment career in 1998. Mr. Boova joined one of the CMIA legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995. Mr. Patel joined CMIA in 2014. Prior to joining CMIA, Mr. Patel was Vice President at Bertram Capital covering technology and business services from 2010 to 2014. Mr. Patel began his investment career in 2001.
Dimensional Fund Advisors LP (DFA) is a Delaware limited partnership with principal offices at 6300 Bee Cave Road, Building One, Austin, TX 78746. DFA has been engaged in the business of providing investment management services since May 1981. DFA is controlled and operated by its general partner, Dimensional Holdings, Inc., a Delaware corporation. As of January 31, 2018, DFA had approximately $602 billion in assets under management globally across equity, fixed income and real estate securities, with approximately $8.6 billion of that in ultrashort bond assets.
The SA DFA Ultra Short Bond Portfolio is managed by David A. Plecha, CFA, Joseph F. Kolerich and Pamela B. Noble, CFA. Mr. Plecha is a Senior Portfolio Manager and Vice President of DFA, and a member of the Investment Committee of DFA. Mr. Plecha joined DFA as a portfolio manager in 1989 and has been responsible for fixed income portfolios since 1991. Mr. Kolerich is a Senior Portfolio Manager and Vice President of DFA, and a member of the Investment Committee of DFA. Mr. Kolerich joined DFA as a portfolio manager in 2001 and has been responsible for fixed income portfolios since 2012. Ms. Noble is a Portfolio Manager and Vice President of DFA. Ms. Noble joined DFA in 2008 and has been a portfolio manager since 2008.
Federated Investment Management Company (Federated) is located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779. Federated Advisory Services Company, an affiliate of Federated, is located at the same address and provides certain support services to Federated. The fee for these services is paid by Federated and not the Corporate Bond Portfolio. Federated and affiliated companies serve as investment advisers to a number of investment companies and private accounts. As of December 31, 2017, Federated and affiliated companies had approximately $397.6 billion in assets under management.
The SA Federated Corporate Bond Portfolio is managed by the following portfolio managers: Brian S. Ruffner and Mark E. Durbiano. Mr. Ruffner joined Federated in 1994 and is currently a Vice President, Senior Investment Analyst and Portfolio Manager. Mr. Durbiano joined Federated in 1982 and is currently a Senior Vice President, Senior Portfolio Manager and Head of the Domestic High Yield Group. Mr. Durbiano holds the Chartered Financial Analyst designation.
FIAM LLC (FIAM) has its principal offices at 900 Salem Street, Smithfield, RI 02917. FIAM manages approximately $167 billion in assets worldwide as of January 31, 2018. FIAM is an indirectly-held subsidiary of FMR LLC.
The SA Fidelity Institutional AM Real Estate Portfolio is managed by Samuel Wald, CFA. Mr. Wald is Portfolio Manager of the Portfolio, which he has managed since October 2013. He also manages other REIT portfolios. Since joining FIAM in 1996, Mr. Wald has worked as a research analyst and portfolio manager.
Franklin Advisory Services, LLC (Franklin Templeton) is a Delaware limited liability company located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of January 31, 2018, Franklin Templeton Investments managed approximately $770.8 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.
The SA Franklin Small Company Value Portfolio is managed by Steven B. Raineri, the lead portfolio manager, and Christopher M. Meeker, CFA. Mr. Raineri joined Franklin Templeton in 2005 and is currently a Research Analyst and Portfolio Manager. He is a member of the Franklin Mutual Series Team, where he is the lead manager for the Franklin Small Cap Value Fund. Mr. Meeker joined Franklin Templeton in 2012 and is currently a Research Analyst and a Portfolio Manager. He is a member of the Franklin Mutual Series Team. Prior to joining Franklin Templeton, he was a senior research analyst at Federated Global Investment Management with a focus on the international markets and coverage of the industrials, consumer and technology sectors.

Management
Goldman Sachs Asset Management International (GSAM International) has its principal place of business at River Court, 120 Fleet Street, London EC4A 2BB, United Kingdom. GSAM International is authorized and regulated by the Financial Conduct Authority and has been a registered investment adviser since 1991 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2017, GSAM International, including its investment advisory affiliates, had approximately $1.29 trillion in total assets under supervision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion.
The SA Goldman Sachs Global Bond Portfolio is managed by Andrew F. Wilson and Iain Lindsay. Mr. Wilson is currently Managing Director, Co-Head of Global Fixed Income and Liquidity Management, Co-Head of GSAM Europe, Middle East and Africa, and a member of the Fixed Income Strategy Group. Mr. Wilson joined GSAM International in 1995, as a portfolio manager in Global Fixed Income. Mr. Lindsay is currently Managing Director, Co-Head of Global Lead Portfolio Management and a member of the Fixed Income Strategy Group. Previously, Mr. Lindsay was a senior portfolio manager for the global fixed income and currency management team. Mr. Lindsay joined GSAM International in 2001.
Goldman Sachs Asset Management L.P. (GSAM) is located at 200 West Street, New York, NY 10282. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman”). As of January 31, 2017, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.29 trillion in total assets under supervision. Assets under supervision include assets under management and other client assets for which Goldman does not have full discretion.
The SA Goldman Sachs Multi-Asset Insights Portfolio is managed by Raymond Chan, CFA, Christopher Lvoff, CFA and Lucy Xin. Raymond Chan is a managing director in the Global Portfolio Solutions Group (GPS), based in New York. He is head of the Markets team within GPS and is also a senior portfolio manager. Previously, Mr. Chan was a member of the Cross Asset Solutions and Pension Endowment and Foundations groups within the Securities Division, where he developed and implemented customized investing and hedging solutions for institutional clients. Prior to that, he worked in the Finance and Strategy group of the Investment Management Division. Mr. Chan first joined GSAM in 2004 as an associate in the Investment Management division and he was named managing director in 2012. Christopher Lvoff is a managing director in the Global Portfolio Solution Group (GPS), based in New York, where he is a senior portfolio manager. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group of the Investment Management Division, where he focused on portfolio management and implementation for customized multi-asset institutional portfolios as well as commingled investment vehicles. Mr. Lvoff joined GSAM in 2007 and was named managing director in 2016. Lucy Xin is a vice president in the Global Portfolio Solutions Group (GPS), based in New York. Where she focuses on customized multi-asset class portfolio solutions, implementation, and risk management for retail and institutional marketplaces. The GPS Group provides multi-asset class products and solutions, focusing on customized asset allocation, tactical implementation, risk management, and portfolio construction. The GPS Group serves clients globally from offices located in New York, Bengaluru, London, Salt Lake City, and Tokyo. Ms. Xin joined GSAM in 2011.
Invesco Advisers, Inc. (Invesco) is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of January 31, 2018, Invesco Ltd. managed approximately $972.6 billion in assets.
The SA Invesco Growth Opportunities Portfolio is managed by Matthew Hart and Justin Speer. Mr. Hart, Lead Portfolio Manager of Invesco, and Mr. Speer, Portfolio Manager of Invesco, are responsible for the execution of the overall strategy of the Portfolio. Mr. Hart has been associated with Invesco and /or its affiliates since June 2010. Mr. Hart was associated with Van Kampen Asset Management (VKAM) in an investment management capacity from 1997 to June 2010. Mr. Speer has been associated with Invesco and/or its affiliates since June 2010. Mr. Speer was associated with VKAM in an investment management capacity from May 2008 to June 2010.
The SA Invesco VCP Equity-Income Portfolio is managed by Thomas Bastian, Jacob Borbidge, Chuck Burge, Brian Jurkash, Sergio Marcheli, Duy Nguyen and Matthew Titus. Messrs. Bastian, Jurkash and Titus manage the equity and convertible bond holdings of the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Burge is responsible for the management of the fixed income holdings of the Portfolio. Messrs. Nguyen and Borbidge are responsible for implementing the Portfolio’s volatility management strategy with investments in S&P 500® futures and interest rate futures.
Thomas Bastian, Lead Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. From 2003 to 2010, Mr. Bastian was a portfolio manager with Van Kampen Asset Management. Jacob Borbidge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2004. Chuck Burge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2002. Brian Jurkash, Portfolio Manager, has been associated with Invesco and/or its affiliates

Management
since 2000. Sergio Marcheli, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Marcheli was a portfolio manager with Van Kampen Asset Management. Duy Nguyen, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Matthew Titus, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, Mr. Titus was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.
Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is an indirect subsidiary of Janus Henderson Group plc (“JHG”), a publicly-traded independent asset management firm, which was formed in May 2017 from the merger of Janus’ then-parent company, Janus Capital Group Inc., with Henderson Group plc. As of December 31, 2017, JHG had approximately $370.8 billion in assets under management.
The SA Janus Focused Growth Portfolio is managed by Doug Rao and Nick Schommer, CFA. Mr. Rao is a Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies. Prior to joining Janus in May 2013, Mr. Rao was a partner and portfolio manager of Chautauqua Capital since August 2012. From 2005 to 2012, he was a portfolio manager at Marsico Capital, holding several positions during his tenure. Mr. Schommer is a Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies, a position he has held since January 2016. Mr. Schommer is also an equity research analyst primarily focusing on the financials and consumer sectors. Prior to joining Janus in 2013, Mr. Schommer was an associate portfolio manager at Thornburg Investment Management, as position he held since January 2012. Prior to that, Mr. Schommer was a research analyst at Marsico Capital Management for more than four years where he led the coverage of the financial services sector on a global basis. Mr. Schommer holds the Chartered Financial Analyst designation and has 9 years of financial industry experience.
J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 270 Park Avenue, New York, NY 10017. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of December 31, 2017, JPMorgan together with its affiliated companies had approximately $1.7 trillion in assets under management.
The SA JPMorgan Diversified Balanced Portfolio is managed by Patrik Jakobson, Eric Bernbaum, Michael Feser and John Speer. Mr. Jakobson, Managing Director of J.P. Morgan Asset Management, joined the firm in 1987 and is a Senior Portfolio Manager on the Multi-Asset Solutions team in the U.S. He is also a member of J.P. Morgan’s Multi-Asset Solutions’ Global Strategy Team that is responsible for managing the group’s tactical allocation investment process and global portfolio strategy. Mr. Feser, Managing Director of J.P. Morgan Asset Management, joined the firm in 1994 and is a Portfolio Manager on the Multi-Asset Solutions team based in New York. He is a CFA charterholder. Mr. Bernbaum is an Executive Director and Portfolio Manager on the Multi-Asset Solutions team, based in New York. An employee since 2008, Mr. Bernbaum focuses on manager research, portfolio construction, and the implementation of tactical asset allocation strategy across Multi-Asset Solutions’ accounts. He is a CFA charterholder. Mr. Speer, Vice President, joined the firm in 2007 and is a Portfolio Manager on the Multi-Asset Solutions team in the U.S. He focuses on manager selection, portfolio construction, and tactical asset allocation across both traditional and alternative asset classes. Mr. Speer is also a CFA charterholder.
The SA JPMorgan Emerging Markets Portfolio utilizes a team-based approach and is managed by Anuj Arora and Joyce Weng. Mr. Arora, a Managing Director and employee since 2006, is the Lead Portfolio Manager for the Portfolio and is primarily responsible for portfolio construction. Mr. Arora utilizes the research and insights of Ms. Weng. Ms. Weng, an Executive Director and CFA charterholder, assists in the day-to-day management of the Portfolio. An employee since 2010, she was on the U.S. Equity Behavioral Finance team from 2010 to 2011.
The SA JPMorgan Equity-Income Portfolio is managed by Jonathon K.L. Simon, Managing Director of JPMorgan, and Clare Hart, Managing Director of JPMorgan. Mr. Simon has worked as a portfolio manager for JPMorgan and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Ms. Hart has been a portfolio manager since 2002 and was previously an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999.
The SA JPMorgan Global Equities Portfolio is managed by Sandeep Bhargava, Zenah Shuhaiber, William Meadon and James Ford, all of whom are Portfolio Managers in JPMorgan’s London-based International Behavioural Finance Team. Messrs. Bhargava and Meadon, both Managing Directors, join the firm in 1997 and 1996, respectively, while Ms. Shuhaiber and Mr. Ford, both Executive Directors, joined the firm in 2005 and 2007, respectively.
The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by JPMorgan is managed by Barbara Miller, Peter

Management
Simons and Richard Figuly. Ms. Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of a portion of the Portfolio. An employee of JPMorgan or its predecessor firms since 1994, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMorgan’s Global Fixed Income, Currency & Commodities Group. Messrs. Simons and Figuly are co-portfolio managers of a portion of the Portfolio. Mr. Simons, Managing Director and CFA charterholder, an employee of JPMorgan or its predecessor firms since 2001, is a member of the Global Fixed Income, Currency & Commodities (“GFICC”) group and is a portfolio manager for the firm’s U.S. Value Driven Team responsible for managing institutional taxable bond portfolios. Mr. Figuly, Managing Director, an employee of JPMorgan or its predecessor firms since 1993, is a member of the GFICC group and is a portfolio manager for the firm’s U.S. Value Driven Team responsible for managing institutional taxable bond portfolios.
The SA JPMorgan Mid-Cap Growth Portfolio is managed by Timothy Parton, Managing Director of JPMorgan and a CFA charterholder, and Felise L. Agranoff, Managing Director of JPMorgan and a CFA charterholder. Mr. Parton is a portfolio manager in the U.S. Equity Group and has been an employee since 1986, managing a variety of small and mid cap portfolios. He has managed the U.S. Mid Cap Growth strategy since November 2001. Ms. Agranoff became a co-portfolio manager of the Mid Cap Growth strategy in 2015 and has been a research analyst in the U.S. Equity Group since 2004.
Massachusetts Financial Services Company (MFS) is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., (a diversified financial services company). Net assets under the management of the MFS organization were approximately $510 billion as of January 31, 2018. MFS is a registered trademark of Massachusetts Financial Services Company.
The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by MFS is managed by Joshua P. Marston and Robert D. Persons. Mr. Marston has been employed in the investment area of MFS since 1999. Mr. Persons has been employed in the investment area of MFS since 2000.
The SA MFS Blue Chip Growth Portfolio is managed by Matthew Krummell, James C. Fallon, Jonathan W. Sage and John E. Stocks. Mr. Krummell, Investment Officer and Lead Portfolio Manager, has been employed in the investment area of MFS since 2001. Mr. Fallon, Investment Officer, has been employed in the investment area of MFS since 1999. Mr. Sage,
Investment Officer, has been employed in the investment area of MFS since 2000. Mr. Stocks, Investment Officer, has been employed in the investment area of MFS since 2001.
The SA MFS Massachusetts Investors Trust Portfolio is managed by T. Kevin Beatty, Edward M. Maloney and Alison O’Neill Mackey. Mr. Beatty has been employed in the investment area of MFS since 2002 and is Chief Investment Officer – Global Equity. Mr. Maloney, Investment Officer, has been employed in the investment area of MFS since 2005. Ms. O’Neill Mackey, Investment Officer, has been employed in the investment area of MFS since 2005.
The SA MFS Telecom Utility Portfolio is managed by Maura A. Shaughnessy, Claud P. Davis and Scott Walker. Ms. Shaughnessy has been employed in the investment area of MFS since 1991. Mr. Davis has been employed in the investment area of MFS since 1994. Mr. Walker has been employed in the investment area of MFS since 2008.
The SA MFS Total Return Portfolio is managed by an investment team led by Brooks A. Taylor. Additional team members include Nevin P. Chitkara, William P. Douglas, Steven R. Gorham, Richard O. Hawkins, Joshua P. Marston, Robert Persons and Jonathan W. Sage. Mr. Taylor has been employed in the investment area of MFS since 1996. Mr. Chitkara has been employed in the investment area of MFS since 1997. Mr. Douglas has been employed in the investment area of MFS since 2004. Mr. Gorham has been employed in the investment area of MFS since 1992. Mr. Hawkins has been employed in the investment area of MFS since 1988. Mr. Marston has been employed in the investment area of MFS since 1999. Mr. Persons has been employed in the investment area of MFS since 2000. Mr. Sage has been employed in the investment area of MFS since 2000. The portfolio managers’ primary roles are as follows: Mr. Taylor: Lead/Equity Securities Portfolio Manager; Mr. Chitkara: Equity Securities Portfolio Manager; Mr. Douglas: Mortgage-Backed Securities Portfolio Manager; Mr. Gorham: Equity Securities Portfolio Manager; Mr. Hawkins: Debt Instruments Portfolio Manager; Mr. Marston: Debt Instruments Portfolio Manager; Mr. Persons Investment Grade Debt Instruments Portfolio Manager, and Mr. Sage: Equity Securities Portfolio Manager. As of June 30, 2018, Mr. Douglas and Mr. Hawkins will no longer be portfolio managers of the Portfolio.
Morgan Stanley Investment Management Inc. (MSIM) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2017, MSIM together with its affiliated asset management companies had approximately $481.5 billion in assets under management.

Management
MSIM has entered into an agreement whereby it may delegate certain of its investment advisory services to Morgan Stanley Investment Management Limited, an affiliated investment adviser located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.
The SA Morgan Stanley International Equities Portfolio is managed by William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson, Dirk Hoffmann-Becking, Nic Sochovsky, Alex Gabriele and Richard Perrott. Mr. Lock, Managing Director, has been associated with Morgan Stanley Investment Management Limited (“MSIM Limited”) in an investment management capacity since 1994. Mr. Paulson, Managing Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Demine, Executive Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Watson, Vice President, has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Hoffmann-Becking, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Sochovsky, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2015. Prior to 2015, Mr. Sochovsky was associated with Credit Suisse within a top industry ranked consumer staples team covering food manufacturing, HPC, beverages and tobacco. Prior to 2012, Mr. Sochovsky was associated with Unicredit as the head of the consumer research team. Mr. Gabriele, Vice President, has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott, Vice President, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013.
OppenheimerFunds, Inc. (Oppenheimer) has been an investment adviser since 1960. As of January 31, 2018, Oppenheimer, its subsidiaries and its controlled affiliates managed more than $261.2 billion in assets (this figure represents all assets managed or subadvised by Oppenheimer, its divisions and its subsidiaries) including Oppenheimer funds having more than 261.2 million shareholder accounts, including sub-accounts. Oppenheimer has its principal offices at 225 Liberty Street, New York, New York 10281-1008.
The SA Oppenheimer Main Street Large Cap Portfolio is managed by Manind Govil, CFA, Benjamin Ram and Paul Larson, who are primarily responsible for the day-to-day management of the Portfolio’s investments. Mr. Govil has been a Senior Vice President and a portfolio manager of Oppenheimer since 2009. Mr. Ram has been a Vice President and portfolio manager of Oppenheimer since 2009. Mr. Larson has been a Vice President of Oppenheimer since 2013 and a portfolio manager since 2014. Prior to joining the firm, he served as portfolio manager and Chief Equity Strategist at Morningstar. From 2002 to 2013, he held various positions at Morningstar, most recently as a portfolio manager and chief equity strategist.
Pacific Investment Management Company, LLC (PIMCO) provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO manages $1.75 trillion in assets, including $1.33 trillion in third-party client assets as of December 31, 2017. PIMCO’s address is 650 Newport Center Drive, Newport Beach, CA 92660.
The SA PIMCO VCP Tactical Balanced Portfolio is managed by Josh Davis, PhD., Josh Thimons, Sudi N. Mariappa and Graham A. Rennison.
Mr. Thimons is a managing director and portfolio manager in the Newport Beach office, focusing on interest rate derivatives. Prior to joining PIMCO in 2010, he was a managing director for the Royal Bank of Scotland, where he managed an interest rate proprietary trading group in Chicago. Previously, he was a senior vice president in portfolio management for Citadel Investment Group, focusing on interest rate and volatility trading. Prior to this, he was a director for Merrill Lynch Capital Services, managing an over-the-counter interest rate options market making desk. He has 19 years of investment experience.
Mr. Davis is an executive vice president in the global quantitative portfolio group in the Newport Beach office. He is a senior member of PIMCO’s quantitative strategies portfolio management team and manages multi-strategy alternatives, managed futures, managed volatility and tail risk hedging portfolios. He has conducted research and published extensively on systematic strategies, innovative hedging solutions and alternative risk premia. He began his career at PIMCO in the portfolio analytics group in 2008, where he worked on developing the core infrastructure for analyzing multi asset portfolios and advised institutional clients globally. He has 14 years of Investment experience.
Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009 to 2011. He has 31 years of investment experience.

Management
Mr. Rennison is a senior vice president in the quantitative portfolio management group in the Newport Beach office, focusing on multi-asset-class systematic strategies. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He has 16 years of investment experience.
PineBridge Investments, LLC (PineBridge) is a Delaware limited liability company and is located at 399 Park Avenue, 4th Floor, New York, NY 10022. PineBridge is a wholly-owned subsidiary of PineBridge Investment Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. As of January 31, 2018, PineBridge managed approximately $89.1 billion in assets.
The SA PineBridge High-Yield Bond Portfolio is managed by John Yovanovic, CFA. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge with the acquisition of American General Investment Management in 2001. He became a Portfolio Manager of high yield bonds for PineBridge in September 2005.
Putnam Investment Management, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam is a subsidiary of Putnam U.S. Holdings I, LLC. Putnam U.S. Holdings I, LLC, an indirect, wholly-owned subsidiary of Putnam Investments, LLC, which generally conducts business under the name Putnam Investments, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco, Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation is a majority-owned subsidiary of Power Corporation of Canada, a majority of whose voting stock is controlled by The Desmarais Family Residuary Trust. As of January 31, 2018, Putnam had approximately $177.4 billion in assets under management.
The SA Putnam International Growth and Income Portfolio is managed by Darren A. Jaroch, CFA. He is assisted by Karan S. Sodhi, CFA. Mr. Jaroch is a Portfolio Manager at Putnam and also manages other funds managed by Putnam or an affiliate. Mr. Jaroch joined Putnam in 1999 and has been in the investment industry since 1996. Mr. Sodhi is an Analyst at Putnam and also manages other funds managed by Putnam or an affiliate. Mr. Sodhi, who has been in the investment industry since 1998, originally joined Putnam in 2000. After leaving in 2007, he rejoined the firm in 2010.
QS Investors, LLC (QS Investors) is located at 880 Third Avenue, 7th Floor, New York, New York 10022. QS Investors provides asset management services primarily for institutional accounts, such as corporate pension and profit sharing plans; endowments and foundations; investment companies (including mutual funds); and state, municipal and foreign governmental entities. As of January 31, 2018, QS Investors had assets under management of $21.3 billion, representing the combined assets of QS Investors, QS Batterymarch Financial Management, Inc. and QS Legg Mason Global Asset Allocation, LLC.
The SA Legg Mason Tactical Opportunities Portfolio is managed by Thomas Picciochi, CAIA, Ellen Tesler and Adam Petryk, CFA. Thomas Picciochi, CAIA, serves as a Portfolio Manager and Head of Multi-Asset Portfolio Management of QS Investors. Mr. Picciochi has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. Ellen Tesler has served as a Portfolio Manager and Member of the Multi-Asset Portfolio Management Implementation Team at QS Investors since 2010. Adam Petryk, CFA, serves as Head of Multi-Asset and Solutions of QS Investors. Mr. Petryk is responsible for product development and integration across strategies and asset classes. Mr. Petryk was formerly Chief Investment Officer at Batterymarch Financial Management, Inc. from 2012 to 2014. At Batterymarch, he also served as Deputy Chief Investment Officer and co-head of the Developed Markets investment team from 2010 to 2012, Senior Director and Global Investment Strategist on the Developed Markets team from 2008 to 2010 and Global Investment Strategist during 2007.
QS Investors compensates each of Brandywine, ClearBridge Investments, LLC (“ClearBridge”) and Western Asset Management Company (“Western Asset”), the Portfolio’s sub-subadvisers, out of the subadvisory fees that it receives from SunAmerica. Neither SunAmerica nor the Portfolio compensates the Portfolio’s subsubadvisers. Brandywine, ClearBridge and Western Asset are affiliates of QS Investors, which is an indirect wholly-owned subsidiary of Legg Mason, Inc. SunAmerica may terminate the subadvisory agreement with QS Investors without shareholder approval.
Brandywine is located at 2929 Arch Street, Philadelphia, Pennsylvania 19104. Brandywine acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. As of January 31, 2018, Brandywine’s total assets under management were approximately $78.6 billion.

Management
ClearBridge is located at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams. As of January 31, 2018, ClearBridge’s total assets under management were approximately $144.5 billion.
Western Asset is located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of January 31, 2017, the total assets under management of Western Asset and its supervised affiliates were approximately $443.5 billion.
The Intermediate Term Bond sleeve is managed by Stephen Sibley, CFA, and Eugene Kirkwood. Stephen Sibley, CFA, is a Portfolio Manager and Research Analyst at Western Asset and has 27 years of experience. He joined the Firm in 2005. Eugene Kirkwood is a Portfolio Manager handling Western Asset’s taxable separately managed strategies. He joined the firm in 2005.
Schroder Investment Management North America Inc. (SIMNA) is located at 7 Bryant Park, New York, NY 10018. SIMNA, through its predecessors, has been an investment manager since 1962, and serves as investment adviser to mutual funds and a broad range of institutional investors. Schroders plc, SIMNA’s ultimate parent, is a global asset management company with approximately $589.5 billion under management as of December 31, 2017. In managing the SA Schroders VCP Global Allocation Portfolio, SIMNA has delegated certain investment management responsibilities to Schroder Investment Management North America Ltd, an affiliate of SIMNA, pursuant to a sub-subadvisory agreement.
The SA Schroders VCP Global Allocation Portfolio is managed by Johanna Kyrklund, CFA and Michael Hodgson, PhD.
Johanna Kyrklund, CFA, is Schroders’ Global Head of Multi-Asset Investments. She has been with Schroders since 2007 and leads the Multi-Asset Investments division and chairs the Global Asset Allocation Committee. She is responsible for investments on behalf of Multi-Asset clients globally and is the lead portfolio manager of the Schroders Diversified Growth Strategy. Ms. Kyrklund was formerly portfolio manager of Absolute Insight Tactical Asset Allocation Fund, a global macro absolute return fund, at Insight Investment (2005-2007) and Head of Asset Allocation in the UK and portfolio manager of the
Deutsche Tactical Asset Allocation Fund, Deutsche Asset Management (1997-2005). Ms. Kyrklund is a CFA charterholder and also holds a degree in Philosophy, Politics & Economics from the University of Oxford.
Michael Hodgson, PhD, joined Schroders in 2011. He is responsible for Risk Managed Investments and OTC derivatives execution for Multi-Asset. He has over 25 years of experience in financial markets. From 2004 to 2010, Mr. Hodgson was Global Head of Equity Derivatives and then Head of Fund Derivatives Trading and Structuring at ABN AMRO Bank/NV Royal Bank of Scotland NV. Between 2002 and 2004, he founded Hodgson Global through which he holds U.S. patents in relation to derivative contracts for trading and hedging volatility risk. His investment career started in 1987 becoming Principal Interest Rate Derivatives Trader and subsequently Global Head of Structured Products and Equity Derivatives at J. Henry Schroder & Co. Limited until its acquisition in 2000 by Citigroup where he became European Head of New Product Development. Mr. Hodgson holds a BSc in Physics from Imperial College (London) and a PhD in Physics from Cambridge University.
T. Rowe Price Associates, Inc. (T. Rowe Price) is located at 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. As of January 31, 2018, T. Rowe Price had approximately $991.1 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.
The SA T. Rowe Price Asset Allocation Growth Portfolio is managed by Robert A. Panariello, CFA, CAIA, FRM, Charles M. Shriver, CFA and Toby M. Thompson, CFA, CAIA. Robert Panariello is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price, and a quantitative analyst in the Asset Allocation Group, with research, product development, and portfolio management responsibilities. He is an Investment Advisory Committee member of the Global Allocation Fund. Robert joined the firm in 2005. Robert has also earned the CFA, Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA) designations. Charles Shriver is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Asset Allocation Group. Mr. Shriver is a Co-Chair of the T. Rowe Price Asset Allocation Committee and has been with the firm since 1991. He has earned the CFA designation. Toby Thompson is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price. He is a portfolio manager within the T. Rowe Price Asset Allocation Group. He serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. He joined the firm in 2010, He has earned his CFA and

Management
Chartered Alternative Investment Analyst (CAIA) designations and is a Series 7 and 63 registered representative.
The SA T. Rowe Price VCP Balanced and the Overlay Component of the SA VCP Index Allocation Portfolios are managed by Charles M. Shriver, CFA, Anna A. Dreyer, PhD., CFA and Toby M. Thompson, CFA, CAIA. Charles Shriver is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Asset Allocation Group. Mr. Shriver is a Co-Chair of the T. Rowe Price Asset Allocation Committee and has been with the firm since 1991. He has earned the CFA designation. Anna Dreyer is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. She is a quantitative analyst and portfolio manager within the T. Rowe Price Asset Allocation Group. She serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. Anna joined the firm in 2008. Ms. Dreyer has also earned the CFA designation. Toby Thompson is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager within the T. Rowe Price Asset Allocation Group. He serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. He joined the firm in 2010, He has earned his CFA and Chartered Alternative Investment Analyst (CAIA) designations and is a Series 7 and 63 registered representative.
Templeton Investment Counsel, LLC (Templeton) is a Delaware limited liability company located at 300 S.E. 2nd Street, Ft. Lauderdale, FL 33301. Templeton is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of January 31, 2018, Franklin Templeton Investments managed approximately $770.8 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.
The SA Templeton Foreign Value Portfolio is managed by an investment team led by Antonio T. Docal. Back-up portfolio managers of the Portfolio include Heather Waddell and Peter A. Nori. Mr. Docal joined Templeton in 2001 and is currently President and Portfolio Manager. He holds the CFA designation. Mr. Docal is the lead portfolio manager of this Portfolio. Ms. Waddell joined Templeton in 1996 and is currently Executive Vice President, Portfolio Manager/Research Analyst. Ms. Waddell is the industrials sector team leader and has research responsibility for global small capitalization cyclicals and capital goods. She is also a member of the information technology sector team with research responsibility for the global consumer electronics and office electronics industries. She holds the CFA designation. Mr. Nori joined Franklin Templeton in 1987 and is an Executive Vice President and Portfolio Manager and information technology sector team leader. He has research responsibility for the global semiconductor industry. In addition he manages several institutional portfolios. He holds the CFA designation.
Wells Capital Management Incorporated (WellsCap) is a California corporation located at 525 Market Street, San Francisco, CA 94105. WellsCap provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2017, WellsCap managed assets aggregating in excess of $389.6 billion.
The SA WellsCap Aggressive Growth Portfolio is managed by an investment team led by Michael T. Smith, CFA, and Christopher J. Warner, CFA. Mr. Smith is managing director and senior portfolio manager for the Fundamental Growth Equity team at WellsCap. Mr. Smith has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization, Large Capitalization Select, and All Capitalization growth portfolios. Mr. Warner serves as Co-Portfolio Manager for each of the team’s aforementioned strategies. Mr. Smith joined WellsCap from Strong Capital Management, having joined Strong in 2000. Mr. Warner joined WellsCap from a sell side research associate position at Citigroup in 2007. Both managers have earned the right to use the CFA designation.
The SA WellsCap Fundamental Growth Portfolio is managed by an investment team led by Michael T. Smith, CFA and Christopher J. Warner, CFA. Mr. Smith is managing director and senior portfolio manager for the Fundamental Growth Equity team at WellsCap. Mr. Smith has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization, Large Capitalization Select, and All Capitalization growth portfolios. Mr. Smith has earned the right to use the CFA designation. Mr. Warner serves as a co-portfolio manager for all of the Fundamental team’s portfolios including the Fundamental Large Capitalization portfolio. Mr. Warner has earned the right to use the CFA designation.
Information about the Distributor

AIG Capital Services, Inc. (the “Distributor”) distributes each Portfolio’s shares and incurs the expenses of distributing the Portfolios’ shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Account Information
Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, the Trust’s investment adviser and manager. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.
You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the Variable Contracts, which accompanies this Prospectus.
The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
Service (12b-1) Plan

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares.
Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable.
Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.
A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity index futuresfutures contracts, the Trust uses an outside

Account Information
pricing service to provide it with closing market prices and information used for adjusting those prices.
Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.
Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.
Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.
Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:
•	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
•	during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or
•	during such other periods as the SEC may by order permit to protect Portfolio shareholders.
The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.
Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.
The Board has adopted policies and procedures with respect to market timing activity as discussed below.
The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.
Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s NAV is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies – Valuation of Shares”).
Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.
The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

Account Information
There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.
Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.
Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.
Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.
Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually for all Portfolios.
Distribution Reinvestments. The dividends and distributions, if any, will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.
Taxability of a Portfolio. Each Portfolio intends to qualify as a “regulated investment company” under the Code. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.
The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends-received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.
Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for the Portfolio are intended to help you understand the Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/14	$27.20	$0.02	$7.20	$7.22	$(0.09)	$—	$(0.09)	$34.33	26.55%	$270,895	0.67%	0.04%	63%
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66	0.10	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	(3.08)	(3.10)	47.77	35.78	491,203	0.65	0.06	53

SA AB Growth Portfolio — Class 2
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(0.08)	53

SA AB Growth Portfolio — Class 3
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(0.18)	53

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96	0.59	51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95	0.53	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	0.37	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	(0.87)	(0.94)	19.05	35.85	105,585	0.95	0.36	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	(1.86)	(1.94)	19.74	14.54	91,640	0.95	0.36	33

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11	0.42	51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10	0.42	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	0.22	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	(0.87)	(0.91)	19.03	35.67	14,727	1.10	0.21	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	(1.86)	(1.91)	19.72	14.37	14,443	1.10	0.21	33

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21	0.32	51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20	0.32	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	0.12	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	(0.87)	(0.89)	18.90	35.57	501,178	1.20	0.11	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	(1.86)	(1.89)	19.56	14.21	510,169	1.20	0.11	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.02	0.02	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 2	0.02	0.02	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 3	0.02	0.02	0.01	0.01	0.01

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#- 01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160

SA Boston Company Capital Growth Portfolio — Class 1
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
01/31/17	12.70	0.07	1.67	1.74	(0.03)	(0.06)	(0.09)	14.35	13.65	223,489	0.78	(2)	0.52	(2)	68
01/31/18	14.35	0.06	3.95	4.01	(0.05)	(0.16)	(0.21)	18.15	28.09	335,870	0.77	(2)	0.37	(2)	66

SA Boston Company Capital Growth Portfolio — Class 2
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
01/31/17	12.53	0.05	1.63	1.68	(0.00)	(0.06)	(0.06)	14.15	13.42	1,715	0.94	(2)	0.39	(2)	68
01/31/18	14.15	0.04	3.88	3.92	(0.02)	(0.16)	(0.18)	17.89	27.87	1,762	0.92	(2)	0.25	(2)	66

SA Boston Company Capital Growth Portfolio — Class 3
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
01/31/17	12.41	0.04	1.62	1.66	—	(0.06)	(0.06)	14.01	13.36	54,394	1.04	(2)	0.29	(2)	68
01/31/18	14.01	0.02	3.84	3.86	(0.01)	(0.16)	(0.17)	17.70	27.71	58,522	1.02	(2)	0.14	(2)	66

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
Portfolio	1/14	1/15		1/16		1/17		1/18		1/14	1/15		1/16		1/17		1/18
SA BlackRock VCP Global Multi Asset Class 1	—%	—%		—%		0.98	%†	0.91%		—%	—%		—%		0.14	%†	0.62%
SA BlackRock VCP Global Multi Asset Class 3	—	—		12.00	†	1.28		1.16		—	—		(10.99	)†	0.00		0.34
SA Boston Company Capital Growth Class 1	1.07	0.99	(2)	0.95	(2)	0.91	(2)	0.88	(2)	0.14	0.08	(2)	0.25	(2)	0.39	(2)	0.26	(2)
SA Boston Company Capital Growth Class 2	1.22	1.17	(2)	1.11	(2)	1.07	(2)	1.03	(2)	(0.00)	(0.01	)(2)	0.13	(2)	0.26	(2)	0.14	(2)
SA Boston Company Capital Growth Class 3	1.32	1.27	(2)	1.21	(2)	1.17	(2)	1.13	(2)	(0.11)	(0.11	)(2)	0.03	(2)	0.16	(2)	0.04	(2)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Boston Company Capital Growth Class 1	0.01%	0.01%	0.01%	0.01%
SA Boston Company Capital Growth Class 2	0.00	0.01	0.01	0.01
SA Boston Company Capital Growth Class 3	0.00	0.01	0.01	0.01

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/14	$3.05	$(0.01)	$0.63	$0.62	$—	$—	$—	$3.67	20.33%		$10,209	1.16%	(0.43)%	88%
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12	(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08	(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	6.34	36.93	(3)	12,239	1.06	(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04	(0.22)	56

SA Columbia Technology Portfolio — Class 2
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27	(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23	(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	6.20	36.56	(3)	3,975	1.21	(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20	(0.37)	56

SA Columbia Technology Portfolio — Class 3
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38	(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33	(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	6.12	36.61	(3)	43,656	1.31	(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30	(0.47)	56

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)
SA Columbia Technology Class 1	1.26%	1.22%	1.18%	1.16%	1.14%	(0.53)%	(0.50)%	(0.30)%	(0.32)%	(0.32)%
SA Columbia Technology Class 2	1.41	1.37	1.33	1.31	1.30	(0.68)	(0.64)	(0.45)	(0.47)	(0.47)
SA Columbia Technology Class 3	1.51	1.48	1.43	1.41	1.40	(0.79)	(0.75)	(0.55)	(0.57)	(0.57)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Columbia Technology Class 1	0.02%	0.03%	0.03%	0.02%	0.02%
SA Columbia Technology Class 2	0.02	0.03	0.03	0.02	0.02
SA Columbia Technology Class 3	0.02	0.03	0.03	0.02	0.02
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/14	$10.61	$(0.03)	$(0.00)	$(0.03)		$—	$—	$—	$10.58	(0.28)%	$79,418	0.45	%(1)	(0.27	)%(1)	—%
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	(0.03)	10.56	0.51	215,125	0.50		0.89		105

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	(0.01)	10.44	0.42	14,206	0.65		0.76		105

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	(0.00)	10.35	0.32	175,836	0.75		0.66		105

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/14	1/15	1/16	1/17
SA DFA Ultra Short Bond Class 1	0.51%	0.50%	0.53%	0.51%	(0.33)%	(0.33)%	(0.27)%	0.40%
SA DFA Ultra Short Bond Class 2	0.66	0.65	0.67	0.67	(0.48)	(0.48)	(0.42)	0.11
SA DFA Ultra Short Bond Class 3	0.76	0.75	0.78	0.77	(0.58)	(0.58)	(0.51)	0.01
(2)	Includes the effect of a merger.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1
01/31/14	$10.01	$0.29	$2.16	$2.45	$(0.17)	$—	$(0.17)	$12.29	24.56%	$95,864	0.68%	2.49%	50%
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66	2.42	46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64	2.43	68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	(0.72)	(1.03)	13.66	21.56	186,426	0.64	2.51	61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	(1.21)	(1.56)	15.14	23.41	192,395	0.64	2.37	56

SA Dogs of Wall Street Portfolio — Class 2
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83	2.36	50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81	2.28	46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79	2.30	68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	(0.72)	(1.01)	13.63	21.32	7,293	0.79	2.36	61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	(1.21)	(1.54)	15.11	23.28	7,666	0.79	2.22	56

SA Dogs of Wall Street Portfolio — Class 3
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93	2.25	50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91	2.17	46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89	2.19	68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	(0.72)	(1.00)	13.54	21.09	160,177	0.89	2.25	61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	(1.21)	(1.53)	15.00	23.20	177,980	0.89	2.12	56

SA Federated Corporate Bond Portfolio — Class 1
01/31/14	13.90	0.62	(0.25)	0.37	(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56	4.67	14
01/31/15	13.49	0.59	0.27	0.86	(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55	4.31	12
01/31/16	13.81	0.57	(1.02)	(0.45)	(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54	4.27	18
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	(0.64)	13.39	9.67	720,862	0.54	4.23	22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	(0.06)	(0.69)	13.41	5.30	695,388	0.54	4.01	17

SA Federated Corporate Bond Portfolio — Class 2
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71	4.54	14
01/31/15	13.47	0.58	0.26	0.84	(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70	4.19	12
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69	4.12	18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	(0.62)	13.38	9.50	23,588	0.69	4.06	22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	(0.06)	(0.66)	13.40	5.12	21,287	0.69	3.86	17

SA Federated Corporate Bond Portfolio — Class 3
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81	4.43	14
01/31/15	13.41	0.56	0.26	0.82	(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80	4.08	12
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79	4.02	18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	(0.60)	13.31	9.45	886,503	0.79	3.96	22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	(0.06)	(0.65)	13.32	5.01	904,313	0.79	3.76	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)†	Ratio of net investment income to average net assets(1)†	Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.20	(0.05)	0.15	—	—	—	10.15	1.50	303,097	0.34	2.03	19%

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	10.12	1.20	1,474	0.59	1.79	19

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	9.86	(1.40)	238,098	0.34	1.58	8

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	9.86	(1.40)	1,412	0.59	1.37	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18†	1/18†
SA Fixed Income Index Class 1	0.37%	1.99%
SA Fixed Income Index Class 3	0.69	1.70
SA Fixed Income Intermediate Index Class 1	0.43	1.49
SA Fixed Income Intermediate Index Class 3	1.34	0.62

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Templeton Foreign Value Portfolio — Class 1
01/31/14	$14.74	$0.19	$1.80	$1.99	$(0.31)	$—	$(0.31)	$16.42	13.49%	$242,569	0.87	%(1)	1.28	%(1)	17%
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	(1)	2.20	(1)	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	(1)	1.73	(1)	18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	(0.28)	(0.56)	14.90	13.53	540,797	0.83	(1)	2.54	(1)	19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	(0.45)	17.73	22.20	514,253	0.83	(1)	1.86	(1)	16

SA Templeton Foreign Value Portfolio — Class 2
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	(1)	2.79	(1)	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	(1)	1.69	(1)	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	(0.28)	(0.53)	14.89	13.31	13,310	0.98	(1)	2.25	(1)	19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	(0.42)	17.73	22.10	13,992	0.98	(1)	1.73	(1)	16

SA Templeton Foreign Value Portfolio — Class 3
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	(1)	2.59	(1)	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	(1)	1.56	(1)	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	(0.28)	(0.52)	14.85	13.26	545,963	1.08	(1)	2.09	(1)	19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	(0.41)	17.68	21.98	568,413	1.08	(1)	1.64	(1)	16

SA Franklin Small Company Value Portfolio — Class 1
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(2)	0.96	(2)	31

SA Franklin Small Company Value Portfolio — Class 3
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(2)	0.63	(2)	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Templeton Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Templeton Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Templeton Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18	1/18
SA Franklin Small Company Value Class 1	1.00%	0.94%
SA Franklin Small Company Value Class 3	1.25	0.62

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/14	$11.60	$0.15	$(0.25)	$(0.10)	$(0.13)	$(0.10)	$(0.23)	$11.27	(0.83)%	$140,303	0.71%		1.37%		222%
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70		1.25		69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69		0.99		99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18†	1/18†
SA Goldman Sachs Multi-Asset Allocation Class 1	2.90%	(1.45)%
SA Goldman Sachs Multi-Asset Allocation Class 3	3.16	(1.69)

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)†	Ratio of net investment income to average net assets(1)†	Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18%	0.63%	36%

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	(0.08)	(0.16)	11.29	14.49	34,950	0.43	0.94	36

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	(0.06)	(0.19)	11.73	19.32	119	0.18	0.70	23

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	(0.06)	(0.17)	11.72	18.97	79,690	0.43	1.62	23

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	(0.06)	(0.22)	11.95	21.78	268	0.18	1.36	18

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	(0.06)	(0.19)	11.95	21.53	222,233	0.43	1.87	18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA Index Allocation 60/40 Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . .	1.44%	(0.63)%
SA Index Allocation 60/40 Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . .	0.82	0.56
SA Index Allocation 80/20 Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . .	1.36	(0.47)
SA Index Allocation 80/20 Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . .	0.56	1.49
SA Index Allocation 90/10 Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . .	0.64	0.90
SA Index Allocation 90/10 Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . .	0.44	1.87

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(2)	(0.41	)(2)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(2)	(0.44	)(2)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(2)	(0.55	)(2)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(2)	(0.58	)(2)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(2)	(0.65	)(2)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(2)	(0.68	)(2)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA International Index Class 1	0.58%	2.17%
SA International Index Class 3	1.14	1.31
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.01	0.01	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.01	0.01	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151

SA Invesco VCP Equity-Income Portfolio — Class 3
05/01/13#- 01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†(1)	0.54	†(1)	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
Portfolio	1/14		1/15		1/16		1/17		1/18(2)	1/14		1/15		1/16		1/17		1/18(2)
SA Invesco Equity-Income Class 1	—%		—%		—%		—%		0.88%	—%		—%		—%		—%		1.45%
SA Invesco Equity-Income Class 3	1.71	†	1.27	(2)	1.20	(2)	1.16	(2)	1.13	0.06	†	0.86	(2)	0.76	(2)	1.17	(2)	1.20
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17		1/18
SA Invesco Equity-Income Class 1	—%	—%	0.00	%†	0.00%
SA Invesco Equity-Income Class 3	0.00	0.00	0.00		0.00
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/14	$10.14	$0.01	$2.68	$2.69	$(0.02)	$(0.33)	$(0.35)	$12.48	26.86%	$103,137	0.92%		0.03%		92%
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48

SA Janus Focused Growth Portfolio — Class 2
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48

SA Janus Focused Growth Portfolio — Class 3
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/17(1)	1/18(1)	1/17(1)	1/18(1)
SA Janus Focused Growth Class 1	0.90%	0.90%	(0.10)%	(0.06)%
SA Janus Focused Growth Class 2	1.05	1.05	(0.25)	(0.17)
SA Janus Focused Growth Class 3	1.15	1.15	(0.35)	(0.27)

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/14	$16.55	$0.26	$2.13	$2.39	$(0.27)	$—	$(0.27)	$18.67	14.51%	$89,077	0.78	%(1)	1.47	%(1)	106%
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	(1)	1.71	(1)	68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73	(1)	1.46	(1)	82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	(0.85)	(1.17)	19.26	12.49	79,458	0.73	(1)	1.40	(1)	99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(1)(2)	1.45	(1)(2)	108

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	(1)	1.32	(1)	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	(1)	1.57	(1)	68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88	(1)	1.32	(1)	82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	(0.85)	(1.14)	19.22	12.34	10,792	0.88	(1)	1.25	(1)	99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(1)(2)	1.29	(1)(2)	108

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	(1)	1.21	(1)	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	(1)	1.47	(1)	68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98	(1)	1.21	(1)	82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	(0.85)	(1.13)	19.16	12.23	138,697	0.98	(1)	1.14	(1)	99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(1)(2)	1.19	(1)(2)	108

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Diversified Balanced Class 1	0.74%	1.44%
SA JPMorgan Diversified Balanced Class 2	0.89	1.28
SA JPMorgan Diversified Balanced Class 3	0.99	1.18

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/14	$8.25	$0.12	$(1.07)	$(0.95)	$(0.05)	$—	$(0.05)	$7.25	(11.62)%	$167,629	1.19%	1.65%	51%
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	1.92	54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13	1.79	59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	(0.14)	7.11	25.63	169,400	1.15	1.88	67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	(0.16)	10.07	44.22	200,885	1.12	1.56	49

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	1.53	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	1.78	54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28	1.56	59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	(0.12)	7.08	25.42	3,676	1.30	1.46	67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	(0.15)	10.02	43.94	4,487	1.27	1.40	49

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	1.43	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	1.70	54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38	1.47	59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	(0.11)	7.02	25.36	146,034	1.40	1.33	67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	(0.15)	9.94	43.91	168,305	1.37	1.31	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)
SA JPMorgan Emerging Markets Class 1	1.29%	1.20%	1.22%	1.24%	1.22%	1.56%	1.83%	1.70%	1.79%	1.46%
SA JPMorgan Emerging Markets Class 2	1.44	1.35	1.37	1.40	1.37	1.44	1.69	1.48	1.36	1.30
SA JPMorgan Emerging Markets Class 3	1.54	1.45	1.47	1.50	1.47	1.33	1.61	1.39	1.23	1.21

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/14	$24.69	$0.57	$4.35	$4.92	$(0.42)	$(0.52)	$(0.94)	$28.67	20.08%	$472,564	0.64%		2.08%		28%
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60		2.20		20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58		2.19		23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79		1.98		28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75		2.06		20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89		1.85		28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85		1.96		20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Equity-Income Class 1	0.57%	2.00%
SA JPMorgan Equity-Income Class 2	0.72	1.86
SA JPMorgan Equity-Income Class 3	0.82	1.76

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/14	$15.14	$0.17	$2.34	$2.51	$(0.09)	$—	$(0.09)	$17.56	16.61%	$355,857	0.86%		1.03%		107%
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79		1.81		85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88

SA JPMorgan Global Equities Portfolio — Class 2
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02		1.07		107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88

SA JPMorgan Global Equities Portfolio — Class 3
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12		0.93		107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Global Equities Class 1	0.76%	1.32%
SA JPMorgan Global Equities Class 2	0.91	1.17
SA JPMorgan Global Equities Class 3	1.01	1.06

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/14	$9.25	$0.12	$(0.28)	$(0.16)	$(0.13)	$(0.12)	$(0.25)	$8.84	(1.78)%	$548,331	0.65%		1.43%		227%
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	(0.17)	8.85	2.52	965,033	0.53	(1)	2.13	(1)	33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	(0.22)	8.86	2.55	967,278	0.53	(1)	2.25	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	(0.16)	8.81	2.21	9,526	0.68	(1)	1.98	(1)	33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	(0.20)	8.83	2.50	8,619	0.68	(1)	2.10	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	(0.15)	8.76	2.16	958,280	0.78	(1)	1.88	(1)	33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	(0.20)	8.77	2.33	973,614	0.78	(1)	2.00	(1)	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18	1/15	1/16	1/17	1/18
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	0.63%	1.56%	1.67%	2.03%	2.15%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	0.78	1.49	1.48	1.88	2.00
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	0.88	1.36	1.40	1.78	1.90

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/14	$13.18	$(0.02)	$4.31	$4.29	$—	$—	$—	$17.47	32.55%	$124,232	0.83%		(0.11)%		78%
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
01/31/17	15.14	(0.01)	2.59	2.58	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Mid-Cap Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.01	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.01	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Mid-Cap Growth Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.80%	(0.21)%
SA JPMorgan Mid-Cap Growth Class 2 . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.95	(0.37)
SA JPMorgan Mid-Cap Growth Class 3. . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.05	(0.46)

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Large Cap Index Portfolio — Class 1
01/31/14	$12.69	$0.20	$2.43	$2.63	$(0.05)	$—	$(0.05)	$15.27	20.72%	$715,800	0.47	(1)	1.46	(1)	58%
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33	(1)	1.81	(1)	7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33	%(1)	1.66	%(1)	16

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	23.59	11.06	6,660	0.59	%†(1)	0.57	%†(1)	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/18		1/14	1/15	1/16	1/17	1/18
SA Large Cap Index Class 1	0.45%	0.45%	0.44%	0.44%	0.44%		1.48%	1.54%	1.62%	1.70%	1.55%
SA Large Cap Index Class 3	—	—	—	—	0.70	†	—	—	—	—	0.46	†

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/14	$24.47	$0.18	$4.78	$4.96	$(0.33)	$(1.63)	$(1.96)	$27.47	20.63%	$638,286	0.76	%(1)	0.67	%(1)	13%
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126
01/31/17	21.87	0.40	4.05	4.45	(0.22)	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(1)(2)	1.89	(1)(2)	51
01/31/18	19.84	0.36	4.62	4.98	(0.40)	(0.77)	(1.17)	23.65	25.65	977,480	0.70	(1)(2)	1.66	(1)(2)	47

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126
01/31/17	21.86	0.38	4.04	4.42	(0.18)	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(1)(2)	1.78	(1)(2)	51
01/31/18	19.84	0.32	4.62	4.94	(0.36)	(0.77)	(1.13)	23.65	25.46	53,260	0.85	(1)(2)	1.50	(1)(2)	47

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126
01/31/17	21.78	0.36	4.01	4.37	(0.15)	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(1)(2)	1.67	(1)(2)	51
01/31/18	19.74	0.30	4.59	4.89	(0.34)	(0.77)	(1.11)	23.52	25.33	570,935	0.95	(1)(2)	1.40	(1)(2)	47

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	(0.04)	10.60	6.38 (3)	133	0.81	(1)(2)†	0.93	(1)(2)†	5

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	(0.03)	10.60	6.33 (3)	14,410	1.06	(1)(2)†	0.69	(1)(2)†	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00
SA Legg Mason Tactical Opportunities Class 1	—	—	—	—	0.00
SA Legg Mason Tactical Opportunities Class 3	—	—	—	—	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/16(1)	1/17(1)	1/18(1)		1/16(1)	1/17(1)	1/18(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.75%		0.96%	1.84%	1.61%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.90		0.80	1.73	1.45
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	1.00		0.70	1.62	1.35
SA Legg Mason Tactical Opportunities Class 1	—	—	3.81	†	—	—	(2.07	)†
SA Legg Mason Tactical Opportunities Class 3	—	—	4.07	†	—	—	(2.32	)†
(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/14	$8.04	$0.03	$1.91	$1.94	$(0.03)	$(0.69)	$(0.72)	$9.26	24.89%	$11,953	0.85	%(1)	0.34	%(1)	255%
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	(0.33)	(0.39)	11.00	17.51	389,551	0.71	(2)	0.73	(2)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	(0.26)	(0.35)	14.06	31.36	548,669	0.70		0.48		66

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	(0.33)	(0.38)	10.96	17.38	3,294	0.86	(2)	0.59	(2)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	(0.26)	(0.33)	14.01	31.19	3,760	0.85		0.35		66

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	(0.33)	(0.37)	10.90	17.29	120,537	0.96	(2)	0.48	(2)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	(0.26)	(0.32)	13.92	31.00	139,469	0.95		0.25		66

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/14	1/14
SA MFS Blue Chip Growth Class 1	0.82%	0.37%
SA MFS Blue Chip Growth Class 2	0.97	0.22
SA MFS Blue Chip Growth Class 3	1.07	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/14	$16.98	$0.17	$3.34	$3.51	$(0.12)	$(0.38)	$(0.50)	$19.99	20.82%	$447,124	0.74%	0.90%	22%
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72	0.92	18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71	0.83	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	(1.87)	(2.06)	20.86	16.74	685,288	0.70	0.88	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	(0.60)	(0.84)	25.54	26.91	784,894	0.70	0.74	14

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89	0.81	22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87	0.79	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	0.68	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	(1.87)	(2.02)	20.87	16.56	9,120	0.85	0.74	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	(0.60)	(0.81)	25.55	26.71	10,005	0.85	0.59	14

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99	0.70	22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97	0.68	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	0.58	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	(1.87)	(2.01)	20.77	16.44	397,306	0.95	0.63	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	(0.60)	(0.79)	25.42	26.58	429,122	0.95	0.49	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA MFS Telecom Utility Portfolio — Class 1
01/31/14	$12.61	$0.38	$1.53	$1.91	$(0.33)	$—	$(0.33)	$14.19	15.25%	$22,341	1.08%	2.76%	45%
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	2.59	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	1.94	44
01/31/17	13.03	0.31	1.39	1.70	(0.42)	(0.29)	(0.71)	14.02	12.94	15,966	0.97	2.19	39
01/31/18	14.02	0.35	1.45	1.80	(0.41)	(0.15)	(0.56)	15.26	12.90	15,559	0.97	2.32	31

SA MFS Telecom Utility Portfolio — Class 2
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	2.63	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	2.44	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	1.79	44
01/31/17	13.05	0.29	1.38	1.67	(0.39)	(0.29)	(0.68)	14.04	12.74	1,704	1.12	2.05	39
01/31/18	14.04	0.33	1.46	1.79	(0.39)	(0.15)	(0.54)	15.29	12.76	1,675	1.12	2.17	31

SA MFS Telecom Utility Portfolio — Class 3
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	2.49	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	2.28	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	1.69	44
01/31/17	12.99	0.27	1.38	1.65	(0.38)	(0.29)	(0.67)	13.97	12.61	27,076	1.22	1.94	39
01/31/18	13.97	0.31	1.46	1.77	(0.37)	(0.15)	(0.52)	15.22	12.73	26,395	1.22	2.07	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Telecom Utility Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA MFS Telecom Utility Class 2	0.01	0.01	0.01	0.01	0.01
SA MFS Telecom Utility Class 3	0.01	0.01	0.01	0.01	0.01

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/14	$16.24	$0.35	$1.72	$2.07	$(0.42)	$—	$(0.42)	$17.89	12.81%	$250,645	0.70%	2.00%	44%
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	2.21	31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69	2.05	38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	(1.16)	(1.62)	19.03	12.74	193,053	0.70	2.15	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	(1.11)	(1.62)	19.94	13.67	192,656	0.70	1.84	31

SA MFS Total Return Portfolio — Class 2
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	2.06	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84	1.90	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	(1.16)	(1.58)	19.03	12.54	29,714	0.85	2.00	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	(1.11)	(1.59)	19.95	13.54	29,151	0.85	1.69	31

SA MFS Total Return Portfolio — Class 3
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	1.95	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94	1.80	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	(1.16)	(1.57)	18.99	12.47	311,860	0.95	1.90	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	(1.11)	(1.57)	19.89	13.38	332,869	0.95	1.59	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$(0.07)	$(0.16)	$11.52	16.94	$175,119	0.40	(1)%†	1.08	(1)%†	23%

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(2)	2.31	(2)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(2)	2.20	(2)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(2)	2.07	(2)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA Mid Cap Index Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . .	0.42%	1.07%
SA Mid Cap Index Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . .	0.84	0.64
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Morgan Stanley International Equities Class 1	0.00%	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.01	0.00	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1
01/31/14	$13.94	$0.11	$2.86	$2.97	$(0.09)	$—	$(0.09)	$16.82	21.33%	$110,533	0.86%		0.69%		61%
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43

SA Oppenheimer Main Street Large Cap Portfolio — Class 2
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43

SA Oppenheimer Main Street Large Cap Portfolio — Class 3
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
05/01/13#- 01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†(1)	(0.62	)†(1)	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14†	1/15	1/16	1/17	1/18	1/14†	1/15	1/16	1/17	1/18
SA PIMCO VCP Tactical Balanced Class 3	1.63%	1.22%	1.16%	1.15%	1.14%	(1.09)%	(0.54)%	(0.42)%	(0.11)%	0.41%

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/14	$5.98	$0.37	$0.03	$0.40	$(0.34)	$—	$(0.34)	$6.04	6.83%	$222,289	0.66%	6.29%	85%
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65	5.82	71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64	6.13	78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	(0.39)	5.85	22.47	294,382	0.64	6.67	108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	(0.55)	5.78	8.30	188,572	0.65	5.75	99

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82	6.18	85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80	5.68	71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79	5.97	78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	(0.38)	5.85	22.51	10,121	0.79	6.51	108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	(0.54)	5.77	7.94	9,398	0.80	5.54	99

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92	6.07	85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90	5.57	71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89	5.88	78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	(0.37)	5.81	22.08	184,479	0.88	6.42	108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	(0.54)	5.74	8.05	179,644	0.90	5.45	99

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/14	$9.37	$0.16	$1.00	$1.16	$(0.21)	$—	$(0.21)	$10.32	12.37%	$175,655	0.96%	1.68%	46%
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	2.97	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	1.78	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	(0.17)	9.36	9.34	193,538	0.94	2.12	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	(0.16)	11.79	27.84	185,609	0.95	2.10	14

SA Putnam International Growth and Income Portfolio — Class 2
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	1.77	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	3.22	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	1.70	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	(0.15)	9.41	9.34	5,764	1.09	1.98	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	(0.15)	11.84	27.50	6,383	1.10	1.99	14

SA Putnam International Growth and Income Portfolio — Class 3
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	1.73	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	3.10	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	1.59	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	(0.14)	9.38	9.14	141,664	1.19	1.87	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	(0.14)	11.81	27.46	145,565	1.20	1.90	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)
SA Putnam International Growth and Income Class 1	1.01%	0.98%	0.99%	0.99%	1.00%	1.63%	2.92%	1.73%	2.07%	2.05%
SA Putnam International Growth and Income Class 2	1.16	1.13	1.13	1.14	1.15	1.72	3.17	1.65	1.93	1.94
SA Putnam International Growth and Income Class 3	1.27	1.23	1.23	1.24	1.25	1.68	3.05	1.54	1.82	1.85

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 1
01/31/14	$14.97	$0.25	$(0.37)	$(0.12)	$(0.18)	$—	$(0.18)	$14.67	(0.83)%	$115,103	0.81%		1.73%		136%
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 2
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 3
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Fidelity Institutional AMSM Real Estate Class 1	0.00%	0.01%	0.00%	0.00%
SA Fidelity Institutional AMSM Real Estate Class 2	0.00	0.01	0.00	0.00
SA Fidelity Institutional AMSM Real Estate Class 3	0.00	0.01	0.00	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$(0.16)	$(0.16)	$10.91	1.97%	$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	(0.13)	(0.13)	12.50	15.82	118	0.90		1.31		108

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	(0.16)	(0.16)	10.90	8.95	407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	(0.13)	(0.13)	12.45	15.46	625,739	1.15		1.08		108

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	(0.07)	(0.14)	11.65	17.94	169,759	0.45	†	0.76	†	14

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	(0.07)	(0.12)	11.64	17.61	335	0.70	†	0.40	†	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18	1/16		1/17		1/18
SA Schroders VCP Global Allocation Class 1	—%		0.94	%†	0.90%	—%		0.78	%†	1.31%
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		1.15	11.68	†	0.37		1.08
SA Small Cap Index Class 1	—		—		0.56	—		—		0.64
SA Small Cap Index Class 3	—		—		0.95	—		—		0.15

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$(0.03)	$10.72	7.56%	$111	0.81	%†	0.69	%†	13%

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	(0.03)	10.72	7.51	20,758	1.06	†	0.44	†	13

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	(0.04)	10.92	2.65	103	0.90	†	0.82	†	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	(0.04)	(0.05)	13.27	22.00	125	0.88	(2)	1.24	(2)	50

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 1/31/2016	10.00	0.00	0.08	0.08	—	—	—	10.08	0.80	13,572	1.15	†	(0.09	)†	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	(0.04)	10.91	8.62	686,255	1.15		0.67		45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	(0.04)	(0.04)	13.23	21.69	1,268,730	1.12	(2)	0.96	(2)	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18		1/16		1/17		1/18
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		3.13	%†	—%		—%		(1.63	)%†
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		3.42	†	—		—		(1.91	)†
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	0.83	(2)	—		0.80	†	1.28	(2)
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		1.08	(2)	(14.58	)†	0.55		1.00	(2)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/18
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	(0.28)	(0.44)	14.80	21.90	160	0.22	%(1)	2.04	%(1)	20

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	%(1)	1.15	%(1)	20

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 1/31/2018	10.00	0.03	0.91	0.94	(0.04)	(0.01)	(0.05)	10.89	9.46	109	0.28	%†(1)	0.79	%†(1)	2

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 1/31/2018	10.00	0.02	0.91	0.93	(0.03)	(0.01)	(0.04)	10.89	9.40	24,048	0.53	%†(1)	0.78	%†(1)	2

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17		1/18		1/14	1/15	1/16	1/17		1/18
SA VCP Dynamic Allocation Class 1	—%	—%	—%	0.22	%†	0.22%		—%	—%	—%	3.15	%†	1.96%
SA VCP Dynamic Allocation Class 3	—	—	—	0.47		0.47		—	—	—	1.00		1.16
SA VCP Dynamic Strategy Class 1	—	—	—	0.23	†	0.23		—	—	—	2.31	†	2.03
SA VCP Dynamic Strategy Class 3	0.52	—	—	0.48		0.48		1.13	—	—	0.98		1.14
SA VCP Index Allocation Class 1	—	—	—	—		2.53	†	—	—	—	—		(1.46	)†
SA VCP Index Allocation Class 3	—	—	—	—		2.34	†	—	—	—	—		(1.03	)†

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/14	$11.97	$(0.06)	$3.79	$3.73	$—	$—	$—	$15.70	31.16%	$93,531	0.85%	(0.43)%	89%
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81	(0.37)	80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80	(0.45)	89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	17.89	23.21	63,155	0.83	(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	23.69	32.42	75,184	0.84	(0.44)	73

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00	(0.58)	89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96	(0.54)	80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95	(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	17.62	22.96	2,970	0.98	(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	23.31	32.29	3,313	0.99	(0.59)	73

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10	(0.68)	89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06	(0.63)	80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04	(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	17.41	22.87	26,485	1.08	(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	23.00	32.11	31,441	1.09	(0.69)	73

SA WellsCap Fundamental Growth Portfolio — Class 1
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89	(0.14)	105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88	(0.22)	85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88	(0.23)	131
01/31/17	20.71	0.04	2.58	2.62	—	(1.94)	(1.94)	21.39	12.92	71,385	0.91	0.17	69
01/31/18	21.39	(0.05)	8.77	8.72	(0.07)	(1.28)	(1.35)	28.76	41.72	91,355	0.92	(0.21)	49

SA WellsCap Fundamental Growth Portfolio — Class 2
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04	(0.24)	105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04	(0.37)	85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03	(0.38)	131
01/31/17	20.31	0.01	2.53	2.54	—	(1.94)	(1.94)	20.91	12.77	2,378	1.06	0.02	69
01/31/18	20.91	(0.09)	8.57	8.48	(0.03)	(1.28)	(1.31)	28.08	41.52	2,892	1.07	(0.35)	49

SA WellsCap Fundamental Growth Portfolio — Class 3
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14	(0.34)	105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14	(0.47)	85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13	(0.47)	131
01/31/17	20.02	(0.01)	2.48	2.47	—	(1.94)	(1.94)	20.55	12.60	66,981	1.16	(0.08)	69
01/31/18	20.55	(0.11)	8.43	8.32	(0.01)	(1.28)	(1.29)	27.58	41.42	72,233	1.17	(0.44)	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA WellsCap Aggressive Growth Class 1	0.01%	0.01%	0.01%	0.02%	0.00%
SA WellsCap Aggressive Growth Class 2	0.01	0.01	0.01	0.02	0.00
SA WellsCap Aggressive Growth Class 3	0.01	0.01	0.01	0.02	0.00
SA WellsCap Fundamental Growth Class 1	0.01	0.01	0.01	0.01	0.00
SA WellsCap Fundamental Growth Class 2	0.01	0.01	0.01	0.01	0.00
SA WellsCap Fundamental Growth Class 3	0.01	0.01	0.01	0.01	0.00

Additional Index Information
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The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and Standard & Poor’s Financial Services LLC, and has been licensed for use by SunAmerica Asset Management, LLC. “Standard & Poor’s®,” “S&P®” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by SunAmerica Asset Management, LLC.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in the “Bloomberg Barclays US Government/Credit Bond Index.”
Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively “Barclays”) nor Bloomberg is the issuer or producer of the Portfolio and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Portfolio. The Bloomberg Barclays US Government/Credit Bond Index is licensed for use by SunAmerica Asset Management, LLC as the Issuer of the Portfolio. The only relationship of Bloomberg and Barclays with the Issuer in respect of Bloomberg Barclays US Government/Credit Bond Index is the licensing of the Bloomberg Barclays US Government/Credit Bond Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Portfolio or the owners of the Portfolio.
Additionally, Issuer of the Portfolio may for itself execute transaction(s) with Barclays in or relating to the Bloomberg Barclays US Government/Credit Bond Index in connection with the Portfolio. Investors acquire the Portfolio from Issuer and investors neither acquire any interest in Bloomberg Barclays US Government/Credit Bond Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in this annuity contract. The Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Portfolio or the advisability of investing in securities generally or the ability of the Bloomberg Barclays US Government/Credit Bond Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Portfolio with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Portfolio to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Portfolio or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays US Government/Credit Bond Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Portfolio.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Portfolio, investors or other third parties. In addition, the licensing agreement between Issuer and Bloomberg is solely for the benefit of Issuer and Bloomberg and not for the benefit of the owners of the Portfolio, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR

Additional Index Information
OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS US GOVERNMENT/CREDIT BOND INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS US GOVERNMENT/CREDIT BOND INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS US GOVERNMENT/CREDIT BOND INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS US GOVERNMENT/CREDIT BOND INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS US
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Appendix A
Underlying Portfolio Investments By SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio

The below chart lists the investment companies in which SA VCP Dynamic Allocation Portfolio (“SDAP”) and SA VCP Dynamic Strategy Portfolio (“SDSP,” and together with SDAP, the “Dynamic Portfolios”) may invest (each, an “Underlying Portfolio”), as of the date of this Prospectus. The below chart also provides each Underlying Portfolio’s investment goal, principal strategies, risks and investment techniques. SunAmerica Asset Management, LLC (“SunAmerica”) may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for a Dynamic Portfolio at any time without notice to shareholders. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Portfolios held by a Dynamic Portfolio may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses, dated May 1, 2018 for those portfolios of SunAmerica Series Trust and Anchor Series Trust, and dated July 28, 2017 for those portfolios of Seasons Series Trust (collectively, the “Underlying Trusts”). Copies of the summary prospectuses and statutory prospectuses for the Underlying Portfolios may be obtained free of charge by calling or writing the Underlying Trusts at the telephone number or address on the back cover page of this Prospectus.
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
ANCHOR SERIES TRUST
SDAP	SA Wellington Capital Appreciation Portfolio	Long-term capital appreciation	Growth	• Equity securities risk	Invests in growth equity securities of large, mid- and small-cap companies across a wide range of industries and companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).
• Foreign investment risk
• Market risk
• Management risk
• Growth stock risk
• Large-cap companies risk
• Small- and medium-sized companies risk
• Depositary receipts risk
• Issuer risk
• Active trading risk
SDAP and SDSP	SA Wellington Government and Quality Bond Portfolio	Relatively high current income, liquidity and security of principal	U.S. government obligations; Fixed income	• U.S. government securities risk	Invests, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.
• Mortgage- and asset-backed securities risk
• Fixed income securities risk
• Credit risk
• Management risk
• Market risk
• Issuer risk
• Active trading risk
SDAP	SA Wellington Growth and Income Portfolio	Long-term capital appreciation and current income	Growth; Value	• Equity securities risk	Invests principally in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.
• Market risk
• Large-cap companies risk
• Medium-sized companies risk
• Management risk
• Quantitative investing risk
• Issuer risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP	SA Wellington Growth Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests in common stocks of companies that are widely diversified by industry and company. The Portfolio may invest in companies of any size, including small and medium-sized companies, and may invest up to 25% of its total assets in foreign equity securities, including depositary receipts.
• Market risk
• Large-cap companies risk
• Small- and medium-sized companies risk
• Management risk
• Foreign investment risk
• Depositary receipts risk
• Issuer risk
• Active trading risk
SEASONS SERIES TRUST
SDAP and SDSP	SA Multi-Managed Diversified Fixed Income Portfolio	Relatively high current income and secondarily capital appreciation	Fixed income	• Risk of investing in bonds	Invests, under normal circumstances, at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets). May also invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets). The Portfolio may also invest in dollar rolls and when-issued and delayed-delivery securities.
• Interest rate fluctuations risk
• Risk of investing in junk bonds
• Credit risk
• Foreign investment risk
• U.S. government obligations risk
• Foreign sovereign debt risk
• Mortgage- and asset-backed securities risk
• Roll transactions risk
• Indexing risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Multi-Managed International Equity Portfolio	Long-term growth of capital	International	• Foreign investment risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. The Portfolio invests primarily in issuers located in developed countries, and invests primarily in large-capitalization companies.
• Emerging markets risk
• Equity securities risk
• Country, sector or industry focus risk
• Currency volatility risk
• Large-cap companies risk
• Small- and mid-cap companies risk
• Hedging risk
• Indexing risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk
SDAP and SDSP	SA Multi-Managed Large Cap Growth Portfolio	Long-term growth of capital	Growth	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy. May also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities. The Portfolio may invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.
• Large-cap companies risk
• Growth stock risk
• Foreign investment risk
• Emerging markets risk
• Indexing risk
• Mid-cap companies risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Multi-Managed Large Cap Value Portfolio	Long-term growth of capital	Value	• Management risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. May also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%) and short-term investments (up 5to 20%).
• Equity securities risk
• Large-cap companies risk
• Value investing risk
• Foreign investment risk
• Indexing risk
• Mid-cap companies risk
• Affiliated fund rebalancing risk
• Market risk
• Issuer risk
SDAP and SDSP	SA Multi-Managed Mid Cap Growth Portfolio	Long-term growth of capital	Growth	• Management risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. May also invest a substantial portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%).
• Equity securities risk
• Mid-cap companies risk
• Growth stock risk
• Foreign investment risk
• Indexing risk
• Large-cap companies risk
• Small-cap companies risk
• Affiliated fund rebalancing risk
• Market risk
• Issuer risk
SDAP and SDSP	SA Multi-Managed Mid Cap Value Portfolio	Long-term growth of capital	Value	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. May also invest in equity securities of large- and small-capitalization companies, short-term investments (jp to 20%), foreign securities (up to 30%) real estate investment trusts and special situations.
• Mid-cap companies risk
• Value investing risk
• Foreign investment risk
• Indexing risk
• Real estate industry risks
• Large-cap companies risk
• Small-cap companies risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Wellington Real Return Portfolio	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management	Fixed income	• Risk of investing in bonds	Invests, under normal circumstances, primarily in inflation-adjusted debt securities, including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.
• Risks of investing in inflation-indexed securities
• Interest rate fluctuations risk
• U.S. government obligations risk
• Foreign investment risk
• Foreign sovereign debt risk
• Derivatives risk
• Hedging risk
• Concentration risk
• Credit risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk
• Active trading risk
SDAP	SA Columbia Focused Growth Portfolio	Long-term growth of capital	Growth	• Equity securities risk	Invests in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stocks of large-cap companies. The Portfolio will generally hold between 25 and 35 securities. The Portfolio may invest in foreign securities either directly or indirectly through depositary receipts. The Portfolio may invest in additional financial instruments for cash management or to hedge a security position.
• Market risk
• Growth stock risk
• Large-cap companies risk
• Depositary receipts risk
• Sector risk
• Focused portfolio risk
• Foreign investment risk
• Affiliated fund rebalancing risk
• Issuer risk
• Management risk
• Active trading risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Columbia Focused Value Portfolio	Long-term growth of capital	Value	• Equity securities risk	Invests in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies. The Portfolio will generally hold between 30 and 40 securities. The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may invest in additional financial instruments.
• Large-cap companies risk
• Focused portfolio risk
• Sector risk
• Affiliated fund rebalancing risk
• Value investing risk
• Management risk
• Market risk
• Issuer risk
SDAP and SDSP	SA Multi-Managed Small Cap Portfolio	Long-term growth of capital	Equity securities of small-cap companies	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies.
• Small-cap companies risk
• Foreign investment risk
• Indexing risk
• Affiliated fund rebalancing risk
• Management risk
• Market risk
• Issuer risk
SDAP	SA T. Rowe Price Growth Stock Portfolio	Long-term capital appreciation, with a secondary objective of increasing dividend income	Growth	• Management risk	Invests, under normal circumstances, at least 80% of net assets in common stocks of a diversified group of growth companies. The Portfolio at times may invest significantly in technology. The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).
• Equity securities risk
• Growth stock risk
• Foreign investment risk
• Investment style risk
• Market risk
• Technology sector risk
• Issuer risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SUNAMERICA SERIES TRUST
SDAP	SA WellsCap Aggressive Growth Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests principally in equity securities of small and mid-capitalization companies that offer the potential for capital growth. May also invest in U.S. dollar denominated and U.S. exchange-traded foreign equities and American Depositary Receipts.
• Preferred stock risk
• Growth stock risk
• Small- and mid-cap companies risk
• Technology company risk
• Depositary receipts risk
• Issuer risk
• Market risk
• Management risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA MFS Blue Chip Growth Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies. May also invest in foreign securities up to 20% of net Assets, including securities of issuers located in emerging markets.
• Growth stock risk
• Large-cap companies risk
• Management risk
• Issuer risk
• Foreign investment risk
• Emerging markets risk
• Quantitative investing risk
• Active trading risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Boston Company Capital Growth Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests in equity securities of U.S. issuers, such as common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities. May also invest in the securities of issuers of any market capitalization.
• Growth stock risk
• Management risk
• Small- and mid cap companies risk
• Large-cap companies risk
• Convertible securities risk
• Depositary receipts risk
• Warrants and rights risk
• Issuer risk
• Market risk
• Active trading risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Federated Corporate Bond Portfolio	High total return with only moderate price risk	Fixed income	• Risk of investing in bonds	Invests, under normal market conditions, at least 80% of net assets in corporate bonds. The Portfolio invests primarily in investment grade fixed income securities, but may invest up to 35% of its assets in securities rated below investment grade, or “junk bonds” including loan participations and assignments, which are rated below investment grade or are deemed by the subadviser to be below investment grade. The Portfolio may also invest in foreign securities (up to 20% of net assets); and when-issued and delayed delivery transactions. The Portfolio may invest in illiquid securities (up to 15% of assets). The portfolio may also use derivatives: credit default swaps and CDX-swaps (up to 5% of total assets and up to 10% of total assets for all other derivatives.
• Risk of investing in junk bonds
• Foreign investment risk
• Illiquidity risk
• Credit default swap risk
• Derivatives risk
• Leverage risk
• Hedging risk
• Counterparty risk
• Call risk
• Credit risk
• Interest rate fluctuations risk
• Issuer risk
• Management risk
• Loan participation and assignment risk
• Market risk
• When-issued and delayed delivery transactions risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDSP	SA Dogs of Wall Street Portfolio	Total return (including capital appreciation and current income)	Value	• Equity securities risk	Employs a “buy and hold” strategy that quarterly selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average, and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets with capitalizations of at least $1 billion, and which have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends.
• Disciplined strategy risk
• Sector risk
• Market risk
• Affiliated fund rebalancing risk
SDAP	SA JPMorgan Emerging Markets Portfolio	Long-term capital appreciation	International	• Emerging markets risk	Invests, under normal circumstances, at least 80% of net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which are believed, when compared to developed markets, to have above-average growth prospects. The Portfolio invests significantly in small-cap and mid-cap companies.
• Foreign investment risk
• Equity securities risk
• Growth stock risk
• Small- and mid-cap companies risk
• Currency volatility risk
• Depositary receipts risk
• Value investing risk
• Issuer risk
• Management risk
• Market risk
• Active trading risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDSP	SA Oppenheimer Main Street Large Cap Portfolio	Long term capital appreciation	Growth; Value	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies of any market capitalization range though the Portfolio will focus mainly on large capitalization companies. Other types of equity securities in which the Portfolio may invest include preferred stocks, warrants and rights. The Portfolio may also invest in foreign investments, including emerging markets.
• Large-cap companies risk
• Small- and mid-cap companies risk
• Foreign investment risk
• Emerging markets risk
• Model risk
• Growth stock risk
• Value investing risk
• Issuer risk
• Preferred stock risk
• Warrants and rights risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Templeton Foreign Value Portfolio	Long-term growth of capital	Value; International	• Foreign investment risk	Invests, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets. The Portfolio invests in companies across all market capitalization ranges, including mid- and small-cap companies. The Portfolio may invest up to 25% of its assets in emerging markets securities and in foreign debt securities, with up to 15% of its assets in unlisted foreign securities.
• Emerging markets risk
• Equity securities risk
• Credit risk
• Risk of investing in bonds
• Illiquidity risk
• Value investing risk
• Country, sector or industry focus risk
• Large-cap companies risk
• Small- and mid-cap companies risk
• Currency volatility risk
• Foreign sovereign debt risk
• Depositary receipts risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
SDAP	SA WellsCap Fundamental Growth Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests primarily in common and preferred stocks of U.S. companies. The Portfolio invests principally in equity securities of large-capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, among other factors. The Portfolio may also invest, to a limited extent, in equity securities of medium capitalization companies.
• Preferred stock risk
• Large-cap companies risk
• Sector risk
• Active trading risk
• Management risk
• Growth stock risk
• Small- and mid-cap companies risk
• Depositary receipts risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Goldman Sachs Global Bond Portfolio	High total return, emphasizing current income and, to a lesser extent, capital appreciation	Fixed income	• Active trading risk	Invests, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers in emerging markets. Fixed income securities in which the Portfolio may invest include U.S. and non-U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities. The Portfolio may also invest in hybrid instruments, inverse floaters, short-term invesetments, pass through securities, currency transactions and deferred interest bonds.
• Risk of investing in bonds
• Interest rate fluctuations risk
• Foreign investment risk
• Emerging markets risk
• Currency volatility risk
• Credit quality risk
• Credit risk
• Non-diversification risk
• U.S. government obligations risk
• Call risk
• Management risk
• Market risk
• Foreign sovereign debt risk
• Mortgage- and asset-backed securities risk
• Non-hedging foreign currency trading risk
• Inverse floaters
• Illiquidity risk
• Country focus risk
• Issuer risk
• Sector risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA JPMorgan Global Equities Portfolio	Long-term growth of capital	Growth; Value	• Equity securities risk	Invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engaging in transactions in foreign currencies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of any market capitalization range.
• Currency volatility risk
• Large-cap companies risk
• Small- and mid-cap companies risk
• Foreign investment risk
• Emerging markets risk
• Growth stock risk
• Value investing risk
• Active trading risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA JPMorgan Equity-Income Portfolio	Growth of capital and income	Value	• Equity securities risk	Invests primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics.
• Large-cap companies risk
• Mid-cap companies risk
• Management risk
• Value investing risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Invesco Growth Opportunities Portfolio	Capital appreciation	Growth	• Equity securities risk	Invests in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies and in other instruments that have economic characteristics similar to such securities. This Portfolio may also invest in foreign securities, including securities of issuers located in emerging markets (up to 25% of net assets.
• Small-cap companies risk
• Growth stock risk
• Foreign investment risk
• Emerging markets risk
• Management risk
• Active trading risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA PineBridge High-Yield Bond Portfolio	High current income and, secondarily, capital appreciation	Fixed income	• Risk of investing in bonds	Invests, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
• Risk of investing in junk bonds
• Interest rate fluctuations risk
• Credit quality risk
• Loan risk
• Foreign investment risk
• U.S. government obligations risk
• Call risk
• Active trading risk
• Issuer risk
• Convertible securities risk
• Preferred stock risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
SDAP	SA Morgan Stanley International Equities Portfolio	Long-term capital appreciation	International; Value	• Foreign investment risk	Invests in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal market conditions, the Portfolio will hold investments in a number of different countries outside the United States. The Portfolio may also use derivative instruments.
• Emerging markets risk
• Equity securities risk
• Derivatives risk
• Forward currency contracts risk
• Convertible securities risk
• Small- and mid-cap companies risk
• Value investing risk
• Illiquidity risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Putnam International Growth and Income Portfolio	Growth of capital and, secondarily, current income	Value; International	• Equity securities risk	Invests primarily in common stocks of companies outside the U.S. that are considered undervalued by the market and that are believed to offer a potential for income. The Portfolio primarily invests in large cap foreign stocks, and invests mainly in value stocks. In addition, the Portfolio may invest in fixed income securities (up to 20% in net assets), including junk bonds.
• Value investing risk
• Foreign investment risk
• Emerging markets risk
• Large-cap companies risk
• Mid-cap companies risk
• Risk of investing in bonds
• Risk of investing in junk bonds
• Credit quality risk
• Credit risk
• Interest rate fluctuations risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA JPMorgan Mid-Cap Growth Portfolio	Long-term growth of capital	Growth	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that are believed to have above-average growth potential. The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.
• Convertible securities risk
• Preferred stock risk
• Mid-cap companies risk
• Management risk
• Growth stock risk
• Foreign investment risk
• Emerging markets risk
• Risks of investing in bonds
• Interest rate fluctuations risk
• Credit quality risk
• Credit risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Fidelity Institutional AMSM Real Estate Portfolio	Total return through a combination of growth and income	Real estate-related securities	• Equity securities risk	Invests, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
• Real estate industry risk
• Non-diversification risk
• Sector or industry focus risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA AB Growth Portfolio	Long-term growth of capital	Growth	• Equity securities risk	Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities.
• Large-cap companies risk
• Growth stock risk
• Foreign investment risk
• Emerging markets risk
• Issuer risk
• Management risk
• Market risk
• Country, sector or industry focus risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Fixed Income Index Portfolio	Results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index	Securities included in the Bloomberg Barclays US Government/Credit Bond Index	• Risk of investing in bonds	Invests, under normal circumstances, at least 80% of net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the Bloomberg Barclays US Government/Credit Bond Index.
• Credit risk
• Interest rate fluctuations risk
• U.S. government obligations risk
• Failure to match index performance
• “Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
• Asset allocation risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Fixed Income Intermediate Index Portfolio	Results that correspond with the performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	Securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	• Risk of investing in bonds	Invests, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.
• Credit risk
• Interest rate fluctuations risk
• U.S. government obligations risk
• Redemtption risk
• Failure to match index performance
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA International Index Portfolio	Results that correspond with the performance of the MSCI EAFE Index	Common stocks included in the MSCI EAFE Index	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in securities included in the MSCI EAFE Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the MSCI EAFE Index.
• Foreign investment risk
• Currency volatility risk
• Large-cap companies risk
• Medium sized companies risk
• Country focus risk
• Japan exposure risk
• Failure to match index performance
• “Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDSP	SA Janus Focused Growth Portfolio	Long-term growth of capital	Growth	• Equity securities risk	Invests, under normal market conditions, at least 65% of assets in equity securities of companies selected for their long-term growth potential. The Portfolio generally holds a core position of 30 to 40 common stocks, and invests primarily in common stocks of large-cap companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.
• Issuer risk
• Market risk
• Growth stock risk
• Large-cap companies risk
• Small- and mid-cap companies risk
• Management risk
• Foreign investment risk
• Emerging markets risk
• Non-diversification risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA JPMorgan MFS Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Fixed income; Value	• Risk of investing in bonds	Invests, under normal circumstances, at least 80% of net assets in a diversified portfolio of bonds, including U.S. and foreign fixed-income investments with varying maturities. The Portfolio invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in securities rated below investment grade (“high yield securities” or “junk bonds”). The Portfolio may invest up to 15% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest byond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage related securities at the time of purchase.
• Foreign investment risk
• Emerging markets risk
• Interest rate fluctuations risk
• Risk of investing in junk bonds
• Equity securities risk
• Convertible securities risk
• Preferred stock risk
• Credit quality risk
• Credit risk
• Value investing risk
• Derivatives risk
• Counterparty risk
• Hedging risk
• Currency volatility risk
• Issuer risk
• Management risk
• Leverage risk
• Market risk
• Mortgage- and asset-backed securities risk
• Loan participation and assignment risk
• Prepayment risk
• Insurer risk
• Extension risk
• U.S. government obligations risk
• Roll transactions risk
• Risk of investing in sub-prime debt securities
• Risk of investing in municipal securities
• Active trading risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA Large Cap Index Portfolio	Results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index	Common stocks included in the Standard & Poor’s 500® Composite Stock Price Index	• Equity securities risk	Invests, under normal circumstances, at least 90% of net assets in common stocks included in the Standard & Poor’s 500® Composite Stock Price Index. The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows,
• Failure to match index performance
• Passively managed” strategy risk
• Derivatives risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Legg Mason BW Large Cap Value Portfolio	Growth of capital	Value	• Equity securities risk	Invests, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. The Portfolio holds equity securities of approximately 150-250 companies under normal market conditions. The Portfolio may invest in foreign securities, including emerging market securities, either directly or through depositary receipts.
• Value investing risk
• Large-cap companies risk
• Foreign investment risk
• Emerging markets risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk
• Active trading risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA MFS Massachusetts Investors Trust Portfolio	Reasonable growth of income and long term growth and appreciation	Growth; Value	• Equity securities risk	Invests, under normal market conditions, at least 65% of its assets in equity securities. The Portfolio’s assets may be invested in the stocks of growth companies, value companies, or a combination of growth and value companies. The Portfolio primarily invests in companies with large capitalizations. The Portfolio may invest up to 25% of its net assets in foreign securities.
• Country, sector or industry focus risk
• Convertible securities risk
• Preferred stock risk
• Depositary receipts risk
• Large-cap companies risk
• Growth stock risk
• Value investing risk
• Issuer risk
• Market risk
• Model risk
• Management risk
• Foreign investment risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Mid Cap Index Portfolio	Results that correspond with the performance of the S&P MidCap 400® Index	Common stocks included in the S&P MidCap 400® Index	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in securities included in the S&P MidCap 400® Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the S&P MidCap 400® Index.
• Medium sized companies risk
• REIT (real estate investment trusts) risk
• Failure to match index performance
• Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Small Cap Index Portfolio	Results that correspond with the performance of the Russell 2000® Index	Common stocks included in the Russell 2000® Index	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in securities included in the Russell 2000® Index or in securities determined to have economic characteristics that are comparable to the economic characteristics of securities included in the Russell 2000® Index.
• Small sized companies risk
• REIT (real estate investment trusts) risk
• Failure to match index performance
• Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDSP	SA AB Small & Mid Cap Value Portfolio	Long-term growth of capital	Value	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in equity securities of companies with small and medium market capitalizations that are believed to be undervalued. The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).
• Value investing risk
• Small- and mid-cap companies risk
• Convertible securities risk
• Foreign investment risk
• Issuer risk
• Management risk
• Market risk
• Warrants and rights risk
• Affiliated fund rebalancing risk
SDAP and SDSP	SA Franklin Small Company Value Portfolio	Long-term growth of capital	Value	• Equity securities risk	Invests, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies that are believed to be undervalued and have the potential for capital appreciation. The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (up to 15% of net assets).
• Value investing risk
• Small-cap companies risk
• Convertible securities risk
• Preferred stock risk
• Foreign investment risk
• Real estate industry risk
• Issuer risk
• Management risk
• Market risk
• Affiliated fund rebalancing risk

Appendix A
Dynamic Portfolio(s)	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SDAP and SDSP	SA DFA Ultra Short Bond Portfolio	Current income consistent with liquidity and preservation of capital	Short-term securities	• Active trading risk	Invests, under normal circumstances, at least 80% of its net assets in bonds. The Portfolio will invest only in fixed income securities that are investment grade at the time of purchase. Under normal circumstances, the Portfolio maintains a dollar-weighted average effective maturity of one year or less.
• Affiliated fund rebalancing risk
• Credit risk
• Foreign investment risk
• Foreign sovereign debt risk
• Interest rate fluctuations risk
• Issuer risk
• Management risk
• Market risk
• Repurchase agreements risk
• Risk of investing in bonds
• Risk of investing in money market securities
• U.S. government obligations risk

Appendix B
Underlying Portfolio Investments By SA Global Index Allocation Portfolios and SA Index Allocation Portfolios

The below chart lists the investment companies in which SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio (collectively, the “SA Global Index Allocation Portfolios” or “SAGIAP”) and SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio and SA VCP Index Allocation Portfolio (collectively, the “SA Index Allocation Portfolios” or “SAIAP and together with SAGIAP, the “Index Allocation Portfolios”) may invest (each, an “Underlying Portfolio”), as of the date of this Prospectus. The below chart also provides each Underlying Portfolio’s investment goal, principal strategies, risks and investment techniques. SunAmerica Asset Management, LLC (“SunAmerica”) may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for an Index Allocation Portfolio at any time without notice to shareholders.
In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Portfolios held by an Index Allocation Portfolio may change over time. Additional information regarding the Underlying Portfolios is included in the summary prospectuses and statutory prospectuses of SunAmerica Series Trust, dated May 1, 2018 (the “Underlying Trust”). Copies of the summary prospectuses and statutory prospectuses for the Underlying Portfolios may be obtained free of charge by calling or writing the Underlying Trust at the telephone number or address on the back cover page of this Prospectus.
Index Allocation Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SAGIAP and SAIAP	SA Large Cap Index Portfolio	Results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index	Common stocks included in the Standard & Poor’s 500® Composite Stock Price Index	• Equity securities risk	Invests, under normal circumstances, at least 90% of net assets in common stocks included in the Standard & Poor’s 500® Composite Stock Price Index. The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows.
• Failure to match index performance risk
• ”Passively managed” strategy risk
• Derivatives risk
• Issuer risk
• Market Risk
• Affiliated fund rebalancing risk
• Depositary receipts risk
• Issuer risk
• Active trading risk
SAGIAP and SAIAP	SA Mid Cap Index Portfolio	Results that correspond with the performance of the S&P MidCap 400® Index	Common stocks included in the S&P MidCap 400® Index	• Equity securities risk	Invests, under normal circumstances, substantially all, but at least 80%, of net assets in securities included in the S&P MidCap 400® Index or in securities that SunAmerica determines to have economic characteristics that are comparable to the economic characteristics of securities included in the S&P MidCap 400® Index.
• Medium sized companies risk
• REIT (real estate investment trusts) risk
• Failure to match index performance risk
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix B
Index Allocation Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SAGIAP and SAIAP	SA Small Cap Index Portfolio	Results that correspond with the performance of the Russell 2000® Index	Common stocks included in the Russell 2000® Index	• Equity securities risk	Invests, under normal circumstances, substantially all, but at least 80%, of net assets in securities included in the Russell 2000® Index or in securities that SunAmerica determines to have economic characteristics that are comparable to the economic characteristics of securities included in the Russell 2000® Index.
• Small aized companies risk
• REIT (real estate investment trusts) risks
• Failure to match index performance risk
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SAGIAP and SAIAP	SA International Index Portfolio	Results that correspond with the performance of the MSCI EAFE Index	Common stocks included in the MSCI EAFE Index	• Equity securities risk	Invests, under normal circumstances, substantially all, but at least 80%, of net assets in securities included in the MSCI EAFE Index or in securities that SunAmerica determines to have economic characteristics that are comparable to the economic characteristics of securities included in the MSCI EAFE Index.
• Foreign investment risk
• Currency volatility risk
• Large-cap companies risk
• Medium sized companies risk
• Country focus risk
• Japan exposure risk
• Failure to match performance risk
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix B
Index Allocation Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SAGIAP	SA Emerging Markets Equity Index Portfolio	Results that correspond with the performance of the MSCI Emerging Markets Index	Common stocks included in the MSCI Emerging Markets Index	• Equity securities risk	Under normal circumstances, all investments will be selected through the optimization process, and at least 80% of net assets will be invested in securities included in the MSCI Emerging Markets Index or in securities that SunAmerica determines have economic characteristics that are comparable to the economic characteristics of securities included in the MSCI Emerging Markets Index. The Portfolio may invest in exchange-traded funds.
• Foreign investment risk
• Currency volatility risk
• Emerging markets risk
• Country focus risk
• ETF risk
• Failure to match index performance risk
• ”Passively managed” strategt rusj
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk
SAGIAP and SAIAP	SA Fixed Income Index Portfolio	Results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index	Securities included in the Bloomberg Barclays US Government/Credit Bond Index	• Risk of investing in bonds	Under normal circumstances, all investments will be selected through the optimization process, and at least 80% of net assets will be invested in securities included in the Bloomberg Barclays US Government/Credit Bond Index or in securities that SunAmerica determines have economic characteristics that are comparable to the economic characteristics of securities included in the Bloomberg Barclays U.S. Government/Credit Bond Index.
• Credit risk
• Interest rate fluctuation risk
• U.S. government obligations risk
• Failure to match indes performance risk
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

Appendix B
Index Allocation Portfolio	Underlying Portfolio	Investment Goal	Principal Investment Strategies	Principal Risk Factors	Principal Investment Techniques
SAGIAP and SAIAP	SA Fixed Income Intermediate Index Portfolio	Results that correspond with the performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	Securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	• Risk of investing in bonds	Under normal circumstances, all investments will be selected through the optimization process, and at least 80% of net assets will be invested in securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index or in securities that SunAmerica determines have economic characteristics that are comparable to the economic characteristics of securities included in the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.
• Credit risk
• Interest rate fluctuations risk
• U.S. government obligations risk
• Redemption risk
• Failure to match index performance risk
• ”Passively managed” strategy risk
• Issuer risk
• Market risk
• Affiliated fund rebalancing risk

For More Information
The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:
•	Annual and Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.
•	Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.
The Trust’s Prospectus(es), SAIs and semi-annual and annual reports are available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.
Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http:// www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.
You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.
The Trust’s Investment Company Act
File No: 811-7238